                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08272
                                   ---------

                        Diversified Investors Portfolios
                        --------------------------------
               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase NY                             10577
----------------------------------                             -----
(Address of principal executive offices)                      (Zip code)

                                 Joseph Carusone
                    4 Manhattanville Road, Purchase NY 10577
                    ----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (914) 697-8586
                                                     --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: September 30, 2005
                          ------------------


Item 1. Schedule of Investments.

The registrant's schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

                      THE DIVERSIFIED INVESTORS PORTFOLIOS

                              QUARTERLY PORTFOLIOS

                               SEPTEMBER 30, 2005

Diversified Investors Money Market Portfolio
Diversified Investors High Quality Bond Portfolio
Diversified Investors Intermediate Government Bond Portfolio
Diversified Investors Core Bond Portfolio
Diversified Investors Total Return Bond Portfolio
Diversified Investors Balanced Portfolio
Diversified Investors Value & Income Portfolio
Diversified Investors Value Portfolio
Diversified Investors Growth & Income Portfolio
Diversified Investors Equity Growth Portfolio
Diversified Investors Mid-Cap Value Portfolio
Diversified Investors Mid-Cap Growth Portfolio
Diversified Investors Small-Cap Value Portfolio
Diversified Investors Special Equity Portfolio
Diversified Investors Small-Cap Growth Portfolio
Diversified Investors Aggressive Equity Portfolio
Diversified Investors High Yield Bond Portfolio
Diversified Investors International Equity Portfolio

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 32.0%
$32,780,000   Bank of America Corp.,
                3.68%, 11/01/05..............  $ 32,676,124
 33,220,000   Citigroup Funding, Inc.,
                3.86%, 12/22/05..............    32,927,922
 31,110,000   Credit Suisse First Boston
                New York,
                3.68%, 11/09/05..............    30,985,974
 33,470,000   Deutsche Bank Financial LLC,
                3.92%, 12/27/05..............    33,152,766
 35,650,000   HBOS Treasury Services PLC,
                3.46%, 10/06/05..............    35,632,893
 33,240,000   Jupiter Securities
                Corp. -- 144A,
                3.63%, 10/05/05..............    33,226,593
 34,570,000   Rabobank USA Financial Corp.,
                3.35%, 11/10/05..............    34,441,515
 32,780,000   Sheffield Receivables -- 144A,
                3.64%, 10/03/05..............    32,773,371
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $265,817,158)................   265,817,158
                                               ------------
              YANKEE CERTIFICATES OF DEPOSIT -- 19.7%
 31,110,000   BNP Paribas New York,
                3.80%, 12/12/05..............    31,110,000
 33,920,000   Calyon New York,
                3.50%, 10/13/05..............    33,920,000
 33,840,000   Dexia Credit Local SA,
                3.49%, 10/11/05..............    33,840,000
 32,040,000   Royal Bank Of Canada,
                3.82%, 12/13/05..............    32,040,000
 33,000,000   Societe Generale New York,
                3.78%, 11/01/05..............    33,000,000
                                               ------------
              TOTAL YANKEE CERTIFICATES OF
                DEPOSIT (Cost
                $163,910,000)................   163,910,000
                                               ------------
              DOMESTIC CERTIFICATE OF DEPOSIT -- 4.0%
 33,220,000   Wachovia Bank NA,
                3.76%, 11/01/05 (Cost
                $33,220,000).................    33,220,000
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 1.6%
 13,000,000   Caterpillar Financial Service
                Corp., Series MTN, Variable
                Rate,
                3.67%, 07/09/06(a)
                (Cost $13,000,000)...........    13,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 8.3%
              FREDDIE MAC
$21,140,000   3.67%, 01/10/06................  $ 20,922,631
 33,580,000   3.80%, 07/12/06................    33,580,000
 14,100,000   Variable Rate,
                3.51%, 10/07/05(a)...........    14,100,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $68,602,631).................    68,602,631
                                               ------------
              SHORT TERM CORPORATE NOTES -- 15.8%
  8,000,000   American Express Credit
                Company, Variable Rate,
                3.76%, 04/05/06(a)...........     8,000,000
  8,900,000   American Express Credit
                Company, Series MTNB,
                Variable Rate,
                3.76%, 04/05/06(a)...........     8,907,745
 33,400,000   Barclays Bank PLC New York,
                Variable Rate,
                3.55%, 06/21/06(a)...........    33,397,237
 33,400,000   HSBC Finance Corp. Series MTN,
                Variable Rate,
                3.49%, 06/22/06(a)...........    33,421,121
 14,000,000   Merrill Lynch & Company,
                Variable Rate,
                3.77%, 02/10/06(a)...........    14,000,000
 33,850,000   Morgan Stanley, Variable Rate,
                3.67%, 02/03/06(a)...........    33,850,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $131,576,103)..........   131,576,103
                                               ------------
              TOTAL SECURITIES (Cost
                $676,125,892)................   676,125,892
                                               ------------

                    See notes to portfolios of investments.

                             MONEY MARKET PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 18.4%
$41,940,000   With Barclays Bank, dated
                09/30/05, 3.83%, due
                10/03/05, repurchase proceeds
                at maturity $41,953,386
                (Collateralized by Federal
                Home Loan Bank, 2.88%, due
                08/15/06, with a total value
                of $42,875,699)..............  $ 41,940,000
 26,800,000   With Credit Suisse First
                Boston, dated 09/30/05,
                3.80%, due 10/03/05,
                repurchase proceeds at
                maturity $26,808,487
                (Collateralized by Freddie
                Mac Discount Note, zero
                coupon, due 03/28/06, with a
                value of $27,339,890)........    26,800,000
      6,691   With Investors Bank & Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $6,693
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.34%, due 03/01/32, with a
                value of $7,025).............         6,691
 41,940,000   With Morgan Stanley, dated
                09/30/05, 3.80%, due
                10/03/05, repurchase proceeds
                at maturity $41,953,281
                (Collateralized by various
                Freddie Macs, 2.88% -- 5.00%,
                due 12/15/06-09/01/10, with a
                total value of
                $43,099,431).................    41,940,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$41,940,000   With UBS Securities LLC, dated
                09/30/05, 3.83%, due
                10/03/05, repurchase proceeds
                at maturity $41,953,386
                (Collateralized by Fannie
                Mae, 5.25%, due 08/01/12,
                with a value of $19,680,205,
                and Freddie Mac, 6.25%, due
                03/05/12 with a value of
                $23,099,834).................  $ 41,940,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $152,626,691)..........   152,626,691
                                               ------------
              Total Investments -- 99.8%
                (Cost $828,752,583)..........   828,752,583
              Other assets less
                liabilities -- 0.2%..........     1,577,038
                                               ------------
              NET ASSETS -- 100.0%...........  $830,329,621
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $828,752,583.

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 73.0%
              AEROSPACE AND DEFENSE -- 0.6%
$ 4,375,000   The Boeing Company,
                8.10%, 11/15/06..............  $  4,545,691
                                               ------------
              AUTOMOBILE: RENTAL -- 0.6%
  4,700,000   General American Transportation
                Corp. (New York),
                6.75%, 05/01/09..............     4,922,282
                                               ------------
              BANKS -- 14.9%
  1,000,000   Abbey National PLC, Series EMTN
                (United Kingdom),
                6.69%, 10/17/05..............     1,000,904
  2,905,000   ABN AMRO Bank NV (Chicago),
                7.13%, 06/18/07..............     3,023,925
  5,000,000   Amsouth Bank NA, Series BKNT,
                Floating Rate,
                3.67%, 01/20/06(b)...........     5,001,620
  1,000,000   Bank of America Corp.,
                6.20%, 02/15/06..............     1,006,780
  4,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,297,616
  3,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     3,135,198
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,499,789
  5,600,000   Bank One Corp.,
                2.63%, 06/30/08..............     5,325,494
  2,000,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,081,948
  2,000,000   HBOS Treasury Services PLC --
                144A (United Kingdom),
                3.75%, 09/30/08..............     1,953,930
  1,000,000   HSBC Bank PLC (United Kingdom),
                6.95%, 03/15/11..............     1,122,360
  2,650,000   Inter-American Development
                Bank,
                8.40%, 09/01/09..............     3,005,018
  5,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     5,028,760
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,009,396
  5,333,000   Midland Bank PLC (United
                Kingdom),
                7.63%, 06/15/06..............     5,444,662
  4,090,909   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     3,898,375
  2,825,000   National City Bank, Series
                BKNT,
                4.25%, 01/29/10..............     2,776,602
  1,000,000   National Westminster Bank
                (United Kingdom),
                7.38%, 10/01/09..............     1,099,493

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 6,115,000   Nordea Bank Finland PLC, New
                York Branch,
                6.50%, 01/15/06..............  $  6,159,786
  5,000,000   SouthTrust Bank NA, Series
                BKNT, Floating Rate,
                3.81%, 12/14/05(b)...........     4,998,770
  4,000,000   SunTrust Banks, Inc., Series
                BKNT, Floating Rate,
                3.53%, 10/03/05(b)...........     4,000,000
  3,000,000   Svenska Handelsbanken (Sweden),
                8.13%, 08/15/07..............     3,184,479
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,064,569
  3,000,000   US Bank NA, Series BKNT,
                4.13%, 03/17/08..............     2,972,724
  3,000,000   US Bank NA, Series BKNT,
                Floating Rate,
                3.76%, 12/05/05(b)...........     2,999,685
  6,300,000   US Central Credit Union,
                2.75%, 05/30/08..............     6,030,511
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,224,613
  7,000,000   Wachovia Corp., Floating Rate,
                3.91%, 07/20/07(c)...........     7,011,206
  3,166,000   Wells Fargo & Company,
                6.88%, 04/01/06..............     3,202,754
  4,000,000   Wells Fargo & Company, Floating
                Rate,
                3.96%, 09/15/06(b)...........     4,005,684
  6,000,000   Wells Fargo & Company, Floating
                Rate,
                4.06%, 09/28/07(b)...........     6,009,660
  2,150,000   Wells Fargo & Company, Series
                MTN, Floating Rate,
                3.87%, 03/10/08(b)(d)........     2,151,509
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,020,507
                                               ------------
                                                115,748,327
                                               ------------
              FINANCIAL SERVICES -- 7.6%
  5,950,000   Capital One Bank, Series BKNT,
                6.70%, 05/15/08..............     6,221,671
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND,
                9.50%, 02/06/07..............     2,138,367
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,882,590
  4,500,000   Citigroup, Inc., Floating Rate,
                3.82%, 06/04/07(b)...........     4,502,327
  3,570,000   General Electric Capital Corp.,
                8.30%, 09/20/09..............     4,033,443
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,053,022

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 8,000,000   Goldman Sachs Group, Inc.,
                Series MTN1, Floating Rate,
                3.69%, 01/09/07(b)...........  $  8,014,064
  1,000,000   Heller Financial, Inc.,
                6.38%, 03/15/06..............     1,009,306
  2,250,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     2,363,285
  5,000,000   Morgan Stanley,
                3.88%, 01/15/09..............     4,877,580
  2,000,000   Morgan Stanley, Floating Rate,
                3.79%, 07/27/07(b)...........     2,004,136
  8,000,000   Residential Capital
                Corp. -- 144A,
                6.38%, 06/30/10..............     8,112,832
  2,100,000   The Bear Stearns Companies,
                Inc.,
                3.25%, 03/25/09..............     2,003,255
  6,000,000   The Bear Stearns Companies,
                Inc., Floating Rate,
                3.83%, 04/29/08(b)...........     6,015,048
  2,181,810   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,099,368
                                               ------------
                                                 59,330,294
                                               ------------
              FOOD AND BEVERAGE -- 0.5%
  4,000,000   General Mills, Inc.,
                5.13%, 02/15/07..............     4,022,240
                                               ------------
              INSURANCE -- 1.4%
 10,000,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............     9,859,270
  1,391,000   Principal Life Income Funding,
                3.20%, 04/01/09..............     1,329,942
                                               ------------
                                                 11,189,212
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.4%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,029,145
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 14.6%
  6,500,000   AmeriCredit Automobile
                Receivables Trust, Series
                2005-AX, Class A3,
                3.63%, 01/06/10..............     6,418,668
  4,500,000   Bay View Auto Trust, Series
                2005-LJ1, Class A4,
                4.09%, 05/25/12..............     4,428,192
  3,000,000   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4,
                4.05%, 07/15/09..............     2,978,554
    505,874   Capital One Auto Finance Trust,
                Series 2003-A, Class A3A,
                1.83%, 10/15/07..............       504,558

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 4,000,000   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............  $  3,979,265
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,981,662
  3,500,000   Capital One Prime Auto
                Receivables Trust, Series
                2004-3, Class A4,
                3.69%, 06/15/10..............     3,428,382
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,383,516
  3,100,000   Carmax Auto Owner Trust, Series
                2005-2, Class A4,
                4.34%, 09/15/10..............     3,072,106
  3,000,000   Chase Manhattan Auto Owner
                Trust, Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11..............     2,958,282
    747,667   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............       748,289
  7,500,000   Fifth Third Auto Trust, Series
                2004-A, Class A4,
                3.70%, 10/20/11..............     7,375,373
  2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............     2,240,059
  2,400,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class A3,
                4.30%, 08/15/09..............     2,389,200
  3,600,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10..............     3,575,160
  4,199,857   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     4,115,617
  2,000,000   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............     1,980,820
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,909,148
    558,217   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............       556,414
    402,126   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............       401,797
  3,500,000   Long Beach Auto Receivables
                Trust, Series 2005-B, Class
                A3,
                4.40%, 05/15/10..............     3,500,000

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 3,359,515   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............  $  3,321,816
  1,033,518   Onyx Acceptance Owner Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............     1,027,054
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,195,106
    197,832   Provident Auto Lease ABS Trust,
                Series 1999-1, Class A2,
                7.03%, 01/14/12..............       197,832
  2,634,291   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     2,616,709
  1,593,813   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     1,606,594
  5,600,000   Susquehanna Auto Lease Trust --
                144A, Series 2005-1, Class
                A3,
                4.43%, 06/16/08..............     5,588,626
  2,442,790   Susquehanna Auto Lease Trust --
                144A, Series 2003-1, Class
                A3,
                2.46%, 01/14/07..............     2,423,928
  4,008,804   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     3,979,880
  5,959,100   Volkswagen Auto Loan Enhanced
                Trust, Series 2003-2, Class
                A3,
                2.27%, 10/22/07..............     5,914,289
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,361,481
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,403,813
  1,819,785   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............     1,808,216
  5,000,000   World Omni Auto Receivables
                Trust, Series 2005-B, Class
                A4, Floating Rate,
                3.66%, 09/20/12(c)...........     4,997,655
                                               ------------
                                                113,368,061
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 5.2%
  1,625,000   Advanta Business Card Master
                Trust, Series 2000-C, Class
                B, Floating Rate,
                4.50%, 04/20/08(c)...........     1,626,078
  6,500,000   Chemical Master Credit Card
                Trust 1, Series 1996-2, Class
                A,
                5.98%, 09/15/08..............     6,535,650
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,240,774

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARDS
                (CONTINUED)
$ 1,550,000   Discover Card Master Trust I,
                Series 2002-2, Class B,
                5.45%, 10/15/09..............  $  1,570,604
  3,000,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     3,025,748
  4,100,000   GE Credit Card Master Note
                Trust, Series 2005-3, Class
                A,
                4.13%, 06/15/13..............     4,017,078
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2, Class A,
                Floating Rate,
                3.94%, 01/18/11(c)...........     1,703,082
  7,500,000   MBNA Credit Card Master Note
                Trust, Series 2005-A7, Class
                A7,
                4.30%, 02/15/11..............     7,455,468
  6,000,000   Nordstrom Private Label Credit
                Card -- 144A, Series 2001-1A,
                Class A,
                4.82%, 04/15/10..............     6,022,394
    500,000   Prime Credit Card Master Trust,
                Series 2000-1, Class A,
                6.70%, 10/15/09..............       502,054
  3,034,000   Standard Credit Card Master
                Trust, Series 1994-2, Class
                A,
                7.25%, 04/07/08..............     3,079,966
                                               ------------
                                                 40,778,896
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 4.0%
  1,046,479   Caterpillar Financial Asset
                Trust, Series 2003-A, Class
                A3,
                1.66%, 12/26/07..............     1,036,146
  4,500,000   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     4,447,006
  3,357,709   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     3,326,652
     88,961   Distribution Financial Services
                Trust, Series 2001-1, Class
                A4,
                5.67%, 01/17/17..............        89,064
  3,000,000   First National Master Note
                Trust, Series 2003-1, Class
                A, Floating Rate,
                3.87%, 08/15/08(c)...........     3,003,332
    994,977   Morgan Stanley Capital I,
                Series 2001-IQA, Class A2,
                5.33%, 12/18/32..............     1,000,570
  1,543,806   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,506,781

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 1,576,657   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............  $  1,522,716
  7,270,501   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     7,247,886
  2,969,548   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A1,
                4.65%, 08/13/42..............     2,967,248
    412,564   Morgan Stanley Capital, Series
                2001-TOP3, Class A1,
                5.31%, 07/15/33..............       413,445
  1,312,550   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............     1,322,868
  3,157,909   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     3,203,742
                                               ------------
                                                 31,087,456
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.9%
  2,351,705   Banc of America Commercial
                Mortgage, Inc., Series
                2002-2, Class A1,
                3.37%, 07/11/43..............     2,324,611
  2,483,439   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     2,419,010
  1,476,752   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............     1,500,226
    673,755   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............       682,232
  1,509,626   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,520,309
    876,383   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       859,717
  1,760,548   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,723,446
  2,000,000   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PWR9, Class A1,
                4.50%, 09/11/42..............     1,987,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,258,110   Commercial Mortgage
                Pass-Through Certificates,
                Series 2004-LB2A, Class A1,
                2.96%, 03/10/39..............  $  2,183,187
  5,000,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     5,125,496
  3,360,282   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     3,231,222
  3,257,717   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     3,166,143
    805,060   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       819,912
    466,086   GE Capital Commercial Mortgage
                Corp., Series 2002-1, Class
                A1,
                5.03%, 12/10/35..............       468,023
  3,614,725   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,568,504
  2,772,312   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............     2,717,955
  2,355,866   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     2,327,137
  2,200,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............     2,187,339
    555,540   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............       554,809
  1,142,186   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                4.22%, 09/27/35(b)...........     1,144,163
  1,899,614   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                4.06%, 03/14/36(b)...........     1,900,919
    793,588   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       781,884
  5,500,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP4, Class A1,
                4.61%, 10/15/42..............     5,492,189
  3,334,035   JP Morgan Mortgage Trust,
                Series 2005-A1, Class 5A1,
                4.48%, 02/25/35..............     3,267,921

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,665,788   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............  $  1,616,005
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,795,808
  2,650,758   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,555,727
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,906,610
  1,859,691   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,830,643
    991,233   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A1,
                4.74%, 09/15/40..............       993,484
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                3.87%, 09/10/14(b)...........     2,296,233
  3,000,000   Popular ABS Mortgage
                Pass-Through Trust, Series
                2005-3, Class AF3,
                4.44%, 07/25/35..............     2,969,180
  3,400,000   Residential Asset Mortgage
                Products, Inc., Series
                2003-RS11, Class AI4,
                4.26%, 06/25/29..............     3,382,163
    455,696   Vendee Mortgage Trust, Series
                1996-1, Class 1K,
                6.75%, 11/15/12..............       455,628
  4,136,817   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     4,022,812
                                               ------------
                                                 76,778,147
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 5.9%
  1,573,554   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,554,434
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     4,831,493
  1,800,037   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............     1,823,404
    810,135   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............       802,637
  1,627,966   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,605,365

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 2,208,371   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............  $  2,233,412
  5,000,000   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............     4,910,460
  4,594,805   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     4,646,465
  2,119,509   Crusade Global Trust, Series
                2004-2, Class A1 (Australia),
                Floating Rate,
                3.94%, 11/19/37(b)...........     2,121,900
  1,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-1, Class
                B, Floating Rate,
                4.06%, 07/20/08(c)...........     1,000,813
  4,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-2, Class
                A, Floating Rate,
                3.88%, 07/20/09(c)...........     4,007,464
  2,106,743   Illinois Power Special Purpose
                Trust, Series 1998-1, Class
                A6,
                5.54%, 06/25/09..............     2,129,277
  6,250,000   Marlin Leasing Receivables
                LLC -- 144A, Series 2005-1A,
                Class A2,
                4.49%, 01/15/08..............     6,240,238
  3,946,688   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     4,034,348
  1,573,917   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     1,577,046
  2,400,000   Providian Gateway Master
                Trust -- 144A, Series
                2004-FA, Class A,
                3.65%, 11/15/11..............     2,352,751
                                               ------------
                                                 45,871,507
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 0.2%
  1,792,755   Alter Moneta Receivables LLC --
                144A, Series 2003-1,
                2.56%, 03/15/11..............     1,780,669
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.1%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,074,162
    783,030   Railcar Leasing LLC -- 144A,
                Series 1, Class A1,
                6.75%, 07/15/06..............       790,512
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,351,976
                                               ------------
                                                  8,216,650
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 0.5%
$ 3,991,739   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............  $  4,051,576
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.0%
  2,500,000   New York Life Global Funding --
                144A,
                3.88%, 01/15/09..............     2,441,448
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                3.90%, 02/26/07(b)...........     5,004,740
                                               ------------
                                                  7,446,188
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
  2,000,000   SBC Communications Capital
                Corp., Series MTND,
                6.68%, 11/28/07..............     2,066,808
                                               ------------
              TRANSPORTATION -- 1.7%
  2,485,000   CSX Corp.,
                6.25%, 10/15/08..............     2,587,387
 10,000,000   Union Pacific Corp.,
                7.25%, 11/01/08..............    10,650,240
                                               ------------
                                                 13,237,627
                                               ------------
              UTILITIES: ELECTRIC -- 2.6%
  5,000,000   Alabama Power Company, Series
                G,
                5.38%, 10/01/08..............     5,102,275
  3,000,000   Consolidated Edison Company of
                New York, Inc.,
                4.70%, 06/15/09..............     3,007,977
  1,750,000   Metropolitan Edison Company,
                4.45%, 03/15/10..............     1,717,543
  3,195,000   Northern States Power Company
                (Minnesota),
                6.88%, 08/01/09..............     3,421,535
  5,200,000   Northern States Power Company
                (Wisconsin),
                7.64%, 10/01/08..............     5,613,530
  1,275,000   Virginia Electric & Power,
                Series A,
                5.38%, 02/01/07..............     1,286,470
                                               ------------
                                                 20,149,330
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $577,201,315)..........   567,620,106
                                               ------------
              US TREASURY SECURITIES -- 4.3%
              US TREASURY NOTES
 34,300,000   2.75%, 08/15/07(d)
                (Cost $33,652,168)...........    33,445,210
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 18.7%
              FANNIE MAE -- 2.6%
  1,141,613   PL# 254062, 6.00%, 10/01/11....     1,175,899
  2,249,395   PL# 254754, 4.50%, 05/01/10....     2,237,732
  3,304,810   PL# 254758, 4.50%, 06/01/13....     3,267,308

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,663,557   PL# 254805, 5.00%, 06/01/13....  $  1,670,656
  3,318,915   PL# 254807, 5.00%, 07/01/13....     3,333,078
    827,742   PL# 323743, 5.00%, 04/01/14....       828,061
    503,293   PL# 429168, 6.00%, 05/01/13....       517,953
    422,936   PL# 50903, 6.00%, 09/01/08.....       432,247
    541,194   PL# 50973, 6.00%, 01/01/09.....       553,109
    507,473   PL# 517699, 6.00%, 07/01/14....       522,338
  1,689,176   PL# 545038, 6.00%, 09/01/14....     1,738,432
  3,272,598   PL# 555154, 5.50%, 12/01/22....     3,295,015
    352,255   PL# 609771, 6.00%, 09/01/08....       361,969
                                               ------------
                                                 19,933,797
                                               ------------
              FEDERAL FARM CREDIT BANK -- 0.4%
  3,500,000   2.50%, 11/15/05................     3,494,054
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.8%
  6,173,964   Series 6T-9009, 3.84%,
                11/25/09.....................     6,016,355
                                               ------------
              FREDDIE MAC GOLD -- 1.2%
    200,533   PL# E00532, 6.50%, 02/01/13....       207,186
    346,473   PL# E00542, 6.50%, 04/01/13....       358,059
    902,550   PL# E00676, 5.50%, 06/01/14....       917,265
  1,258,448   PL# E89557, 5.50%, 04/01/17....     1,277,735
  5,287,094   PL# G40426, 5.50%, 03/01/11....     5,359,467
  1,164,796   PL# M90802, 4.00%, 03/01/08....     1,148,719
                                               ------------
                                                  9,268,431
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
  2,112,522   PL# 436708, 5.75%, 12/15/22....     2,159,170
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 12.8%
  2,213,859   Fannie Mae -- ACES, Series
                1998-M1, Class A2,
                6.25%, 01/25/08..............     2,266,397
  1,240,888   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............     1,246,936
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,286,310
  2,300,000   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     2,273,692
  5,000,000   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     4,939,986
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,447,658
  2,944,575   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     2,902,518

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,500,000   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............  $  1,461,846
  6,596,437   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     6,329,285
  5,290,000   Fannie Mae, Series 2003-92,
                Class KQ,
                3.50%, 06/25/23..............     5,189,679
  3,523,027   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     3,503,815
  3,605,985   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     3,502,032
  6,700,000   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     6,571,312
  5,889,262   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     5,797,054
  3,053,262   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     2,987,174
  2,686,125   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,602,927
  7,492,669   Freddie Mac, Series 2625, Class
                JD,
                3.25%, 07/15/17..............     7,119,376
  6,699,544   Freddie Mac, Series 2627, Class
                KP,
                2.87%, 12/15/16..............     6,342,749
  7,760,196   Freddie Mac, Series 2630, Class
                HC,
                4.00%, 01/15/17..............     7,588,977
  7,807,185   Freddie Mac, Series 2637,
                Class A,
                3.38%, 03/15/18..............     7,447,381
  5,826,303   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............     5,699,548
  4,262,704   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     4,257,634
  2,503,060   Freddie Mac, Series 2782, Class
                HE,
                4.00%, 09/15/17..............     2,435,572
                                               ------------
                                                100,199,858
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.6%
$ 5,000,000   Student Loan Marketing
                Association Student Loan
                Trust -- 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............  $  4,860,375
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $148,245,310)..........   145,932,040
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.2%
  5,000,000   Hydro Quebec, Series MTNB
                (Canada),
                6.52%, 02/23/06..............     5,043,900
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08..............     4,131,116
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $9,208,755)............     9,175,016
                                               ------------
              SECURITIES LENDING COLLATERAL -- 4.6%
 36,081,000   Securities Lending Collateral
                Investment (Note 3)
                (Cost $36,081,000)...........    36,081,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 1.0%
              FEDERAL HOME LOAN BANK -- 0.5%
  4,000,000   3.55%, 10/07/05................     3,997,634
                                               ------------
              FREDDIE MAC -- 0.5%
  4,000,000   3.66%, 10/18/05................     3,993,096
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $7,990,730)............     7,990,730
                                               ------------
              TOTAL SECURITIES
                (Cost $812,379,278)..........   800,244,102
                                               ------------
              REPURCHASE AGREEMENT -- 0.1%
    808,345   With Investors Bank and Trust,
                dated 09/30/05,
                3.32%, due 10/03/05,
                repurchase proceeds at
                maturity $808,569
                (Collateralized by Government
                National Mortgage Association
                Adjustable Rate Mortgage,
                4.13%, due 10/20/23, with a
                value of $848,762)
                (Cost $808,345)..............       808,345
                                               ------------
              Total Investments -- 102.9%
                (Cost $813,187,623)..........   801,052,447
              Liabilities less other
                assets -- (2.9)%.............   (22,333,352)
                                               ------------
              NET ASSETS -- 100.0%...........  $778,719,095
                                               ============

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $813,187,623.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $    345,874
    Gross unrealized depreciation..........   (12,481,050)
                                             ------------
    Net unrealized depreciation............  $(12,135,176)
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 54.3%
              US TREASURY NOTES
$13,316,000   3.50%, 05/31/07(d).............  $ 13,176,089
 21,576,000   2.75%, 08/15/07(d).............    21,038,305
 14,647,000   3.38%, 02/15/08(d).............    14,387,250
  2,300,000   2.63%, 05/15/08................     2,212,494
  2,500,000   3.25%, 08/15/08................     2,437,698
  8,843,000   3.38%, 12/15/08................     8,629,185
  2,000,000   3.25%, 01/15/09(d).............     1,942,892
 46,828,000   3.00%, 02/15/09................    45,079,302
  3,945,000   3.13%, 04/15/09................     3,808,006
  2,200,000   3.63%, 07/15/09................     2,156,431
  2,000,000   3.38%, 10/15/09................     1,938,830
  2,000,000   3.50%, 12/15/09................     1,946,094
  2,000,000   3.63%, 01/15/10................     1,954,454
  2,000,000   4.00%, 03/15/10................     1,982,814
  2,500,000   4.00%, 04/15/10................     2,478,028
  5,836,000   3.88%, 07/15/10................     5,749,149
 22,288,000   4.00%, 02/15/15(d).............    21,702,962
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $154,168,277)..........   152,619,983
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 29.9%
              FANNIE MAE -- 24.3%
  2,500,000   2.63%, 11/15/06................     2,453,158
 35,019,000   6.63%, 10/15/07................    36,532,030
  2,400,000   3.13%, 12/15/07................     2,336,410
  2,300,000   3.25%, 01/15/08................     2,242,546
  2,100,000   2.50%, 06/15/08................     1,996,955
  2,000,000   3.25%, 02/15/09................     1,925,940
  2,400,000   3.88%, 02/15/10................     2,343,002
 10,962,000   7.13%, 06/15/10................    12,157,000
  2,000,000   4.38%, 03/15/13................     1,977,084
  1,935,000   5.00%, 04/15/15................     1,994,103
  2,528,210   PL# 648688,
                6.50%, 07/01/32..............     2,630,240
                                               ------------
                                                 68,588,468
                                               ------------
              FEDERAL HOME LOAN BANK -- 2.0%
  2,000,000   Series 363,
                4.50%, 11/15/12..............     1,988,940
  2,000,000   Series 432,
                4.50%, 09/16/13..............     1,987,266
  1,500,000   Series P113,
                5.13%, 05/24/13..............     1,550,102
                                               ------------
                                                  5,526,308
                                               ------------
              FREDDIE MAC -- 3.6%
  1,100,000   1.88%, 02/15/06................     1,091,217
  2,100,000   2.75%, 03/15/08................     2,023,640

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$   574,000   3.88%, 06/15/08................  $    566,688
  2,200,000   3.63%, 09/15/08................     2,153,712
  2,200,000   4.25%, 07/15/09................     2,183,020
  2,000,000   4.50%, 01/15/13................     1,988,584
                                               ------------
                                                 10,006,861
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $84,543,663)...........    84,121,637
                                               ------------
              CORPORATE BONDS AND NOTES -- 13.4%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 3.0%
    676,000   Navistar Financial Corp. Owner
                Trust, Series 2005-A, Class
                A4,
                4.43%, 01/15/14..............       669,593
  2,102,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     2,066,496
  2,105,000   Triad Auto Receivables Owner
                Trust, Series 2005-A, Class
                A4,
                4.22%, 06/12/12..............     2,081,452
  1,327,000   Wells Fargo Financial Auto
                Owner Trust, Series 2005-A,
                Class A4,
                4.28%, 05/15/12..............     1,310,885
  1,553,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12..............     1,517,067
    856,000   WFS Financial Owner Trust,
                Series 2005-3, Class A4,
                4.39%, 05/17/13..............       849,646
                                               ------------
                                                  8,495,139
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.6%
  1,075,000   Chase Issuance Trust, Series
                2005-A4, Class A4,
                4.23%, 01/15/13..............     1,067,781
  1,822,000   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG3, Class A3,
                4.57%, 08/10/42..............     1,788,616
  1,660,000   Morgan Stanley Capital I,
                Series 2005-T17, Class A5,
                4.78%, 12/13/41..............     1,636,126
                                               ------------
                                                  4,492,523
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 6.2%
  2,257,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A2,
                4.50%, 07/10/43..............     2,220,927
  1,773,000   Citigroup Commercial Mortgage
                Trust, Series 2005-C3, Class
                A2,
                4.64%, 05/15/43..............     1,757,913

                    See notes to portfolios of investments.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,190,000   Commercial Mortgage
                Pass-Through Certificates,
                Series 2005-C6, Class A5A,
                5.12%, 06/10/44..............  $  2,208,709
  1,639,000   Credit-Based Asset Servicing
                and Securities, Series
                2005-CB3, Class AF2,
                4.45%, 12/25/34..............     1,619,095
  1,336,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                A2,
                4.48%, 07/10/39..............     1,315,683
    889,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP2, Class A2,
                4.58%, 07/15/42..............       878,458
  2,291,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP3, Class A4A,
                4.94%, 08/15/42..............     2,273,794
  1,295,000   Merrill Lynch Mortgage Trust,
                Series 2005-MCP1, Class A2,
                4.56%, 05/12/43..............     1,278,813
  3,916,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24..............     3,844,541
                                               ------------
                                                 17,397,933
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 2.0%
  2,164,000   CNH Equipment Trust, Series
                2004-A, Class A4B,
                3.48%, 09/15/11..............     2,104,154
  1,156,000   Countrywide Asset-Backed
                Certificates, Series 2005-1,
                Class AF3,
                4.58%, 07/25/35..............     1,147,251
  2,330,000   John Deere Owner Trust, Series
                2005-A, Class A4,
                4.16%, 05/15/12..............     2,299,524
                                               ------------
                                                  5,550,929
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
$ 1,571,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............  $  1,816,556
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $38,151,048)...........    37,753,080
                                               ------------
              SECURITIES LENDING COLLATERAL -- 20.6%
 57,763,624   Securities Lending Collateral
                Investment (Note 3) (Cost
                $57,763,624).................    57,763,624
                                               ------------
              TOTAL SECURITIES (Cost
                $334,626,612)................   332,258,324
                                               ------------
              REPURCHASE AGREEMENT -- 1.1%
  3,003,276   With Investors Bank and Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $3,004,107
                (Collateralized by Small
                Business Administration,
                6.52%, due 04/25/18, with a
                value of $3,153,440) (Cost
                $3,003,276)..................     3,003,276
                                               ------------
              Total Investments -- 119.3%
                (Cost $337,629,888)..........   335,261,600
              Liabilities less other
                assets -- (19.3)%............   (54,350,215)
                                               ------------
              NET ASSETS -- 100.0%...........  $280,911,385
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $337,629,888.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   107,825
    Gross unrealized depreciation...........   (2,476,113)
                                              -----------
    Net unrealized depreciation.............  $(2,368,288)
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 28.1%
               US TREASURY BONDS -- 8.4%
$ 13,125,000   10.38%, 11/15/12(d).........  $   14,760,506
  12,350,000   8.13%, 08/15/19(d)..........      16,864,987
  16,090,000   8.50%, 02/15/20(d)..........      22,725,242
  39,315,000   6.25%, 08/15/23(d)..........      47,022,903
   3,350,000   6.00%, 02/15/26(d)..........       3,951,955
  12,095,000   6.75%, 08/15/26(d)..........      15,505,705
   3,280,000   6.13%, 11/15/27.............       3,958,681
   7,995,000   5.50%, 08/15/28.............       8,985,636
  27,270,000   5.38%, 02/15/31(d)..........      30,559,472
                                             --------------
                                                164,335,087
                                             --------------
               US TREASURY NOTES -- 19.7%
  55,065,000   3.13%, 01/31/07(d)..........      54,346,622
  41,435,000   3.38%, 02/28/07.............      40,994,795
  95,230,000   3.75%, 03/31/07(d)(e).......      94,649,763
  58,795,000   3.63%, 04/30/07.............      58,317,349
  10,000,000   3.50%, 05/31/07(d)..........       9,894,930
  10,240,000   3.63%, 06/30/07(d)..........      10,145,608
  27,975,000   3.88%, 07/31/07(d)(e).......      27,835,153
  12,500,000   4.00%, 08/31/07.............      12,461,438
  69,000,000   4.00%, 09/30/07.............      68,789,826
   6,250,000   4.25%, 08/15/15.............       6,212,894
                                             --------------
                                                383,648,378
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $551,251,780).......     547,983,465
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 35.7%
               FANNIE MAE -- 22.7%
   3,800,000   2.35%, 04/29/06.............       3,759,754
   2,760,000   1.75%, 06/16/06.............       2,712,189
  13,850,000   4.00%, 10/16/06.............      13,797,467
  25,850,000   2.71%, 01/30/07.............      25,306,271
  14,090,000   2.35%, 04/05/07.............      13,680,840
   6,800,000   5.13%, 05/27/15.............       6,733,890
     441,835   PL# 252571, 7.00%,
                 07/01/29..................         462,789
       7,090   PL# 252716, 7.00%,
                 09/01/29..................           7,427
       1,542   PL# 253264, 7.00%,
                 05/01/30..................           1,614
       1,544   PL# 253346, 7.50%,
                 06/01/30..................           1,635
      20,663   PL# 253479, 7.00%,
                 10/01/30..................          21,636
      14,105   PL# 253698, 6.00%,
                 02/01/16..................          14,518
      51,472   PL# 253990, 7.00%,
                 09/01/16..................          53,813
      40,218   PL# 254008, 7.00%,
                 10/01/31..................          42,113
     512,022   PL# 254346, 6.50%,
                 06/01/32..................         527,730
     439,571   PL# 254406, 6.50%,
                 08/01/32..................         453,056
       1,913   PL# 259141, 7.50%,
                 12/01/30..................           2,025
   1,312,777   PL# 323842, 5.50%,
                 07/01/14..................       1,334,378
      74,632   PL# 323967, 7.00%,
                 10/01/29..................          78,171

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$  3,078,245   PL# 357327, 5.00%,
                 01/01/18..................  $    3,074,484
       7,347   PL# 492742, 7.00%,
                 05/01/29..................           7,696
       7,483   PL# 503916, 7.50%,
                 06/01/29..................           7,928
       4,059   PL# 508415, 7.00%,
                 08/01/29..................           4,252
      21,392   PL# 515946, 7.00%,
                 10/01/29..................          22,407
         542   PL# 524164, 7.00%,
                 11/01/29..................             568
     117,262   PL# 524657, 7.00%,
                 01/01/30..................         122,780
      34,757   PL# 526053, 7.00%,
                 12/01/29..................          36,405
         861   PL# 527717, 7.50%,
                 01/01/30..................             912
       8,888   PL# 528107, 7.00%,
                 02/01/30..................           9,309
       2,312   PL# 531092, 7.50%,
                 10/01/29..................           2,450
      17,200   PL# 531497, 7.00%,
                 02/01/30..................          18,010
       6,615   PL# 531735, 7.00%,
                 02/01/30..................           6,926
       1,939   PL# 533841, 7.50%,
                 12/01/30..................           2,053
      34,648   PL# 535030, 7.00%,
                 12/01/29..................          36,291
      54,738   PL# 535103, 7.00%,
                 01/01/15..................          57,244
      14,312   PL# 535159, 7.00%,
                 02/01/30..................          14,991
      63,067   PL# 535195, 7.00%,
                 03/01/30..................          66,058
      23,916   PL# 535277, 7.00%,
                 04/01/30..................          25,050
     680,101   PL# 535675, 7.00%,
                 01/01/16..................         711,106
       1,463   PL# 535722, 7.00%,
                 02/01/31..................           1,532
      10,174   PL# 535723, 7.00%,
                 02/01/31..................          10,652
       2,258   PL# 535811, 6.50%,
                 04/01/31..................           2,329
     161,382   PL# 535880, 7.00%,
                 02/01/31..................         169,000
       3,276   PL# 540211, 7.50%,
                 06/01/30..................           3,468
       6,086   PL# 542999, 7.50%,
                 08/01/30..................           6,443
     159,139   PL# 545194, 7.00%,
                 08/01/31..................         166,637
      52,936   PL# 545477, 7.00%,
                 03/01/32..................          55,428
     347,363   PL# 545759, 6.50%,
                 07/01/32..................         358,019
   1,337,354   PL# 545760, 6.50%,
                 07/01/32..................       1,378,382
     256,671   PL# 545762, 6.50%,
                 07/01/32..................         264,545
      51,792   PL# 545815, 7.00%,
                 07/01/32..................          54,232
      69,009   PL# 548822, 7.00%,
                 08/01/30..................          72,256
      51,555   PL# 549659, 7.00%,
                 02/01/16..................          53,900
      19,508   PL# 549962, 7.00%,
                 10/01/30..................          20,426
      52,176   PL# 549975, 7.00%,
                 10/01/30..................          54,631
      15,927   PL# 550440, 7.00%,
                 02/01/16..................          16,652
         655   PL# 550544, 7.50%,
                 09/01/30..................             694
       1,271   PL# 552603, 7.00%,
                 10/01/30..................           1,331
      79,412   PL# 554493, 7.00%,
                 10/01/30..................          83,149
     374,708   PL# 555114, 5.50%,
                 12/01/17..................         380,467
      48,786   PL# 555144, 7.00%,
                 10/01/32..................          51,083
     620,145   PL# 555254, 6.50%,
                 01/01/33..................         639,505
     351,046   PL# 555798, 6.50%,
                 05/01/33..................         362,005
       2,217   PL# 558362, 7.50%,
                 11/01/30..................           2,347
         722   PL# 558519, 7.50%,
                 11/01/30..................             765

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     11,578   PL# 559277, 7.00%,
                 10/01/30..................  $       12,123
      62,775   PL# 559313, 7.00%,
                 12/01/30..................          65,729
       2,394   PL# 559741, 7.50%,
                 01/01/31..................           2,534
      33,852   PL# 560384, 7.00%,
                 11/01/30..................          35,445
       1,481   PL# 560596, 7.50%,
                 01/01/31..................           1,568
       2,916   PL# 561678, 7.50%,
                 12/01/30..................           3,087
       1,521   PL# 564080, 7.50%,
                 12/01/30..................           1,611
      26,883   PL# 564183, 7.00%,
                 12/01/30..................          28,148
       2,426   PL# 564529, 7.50%,
                 12/01/30..................           2,568
      21,210   PL# 566658, 7.00%,
                 02/01/31..................          22,209
      59,053   PL# 574885, 6.00%,
                 05/01/16..................          60,774
       6,535   PL# 575285, 7.50%,
                 03/01/31..................           6,918
      11,307   PL# 577525, 6.00%,
                 05/01/16..................          11,636
      10,674   PL# 579161, 6.50%,
                 04/01/31..................          11,008
     216,120   PL# 579224, 6.00%,
                 04/01/16..................         222,416
      27,285   PL# 580179, 7.00%,
                 10/01/16..................          28,526
         716   PL# 580377, 7.50%,
                 04/01/31..................             758
       9,877   PL# 584811, 7.00%,
                 05/01/31..................          10,342
     213,713   PL# 585248, 7.00%,
                 06/01/31..................         223,769
      54,211   PL# 589395, 6.00%,
                 07/01/16..................          55,791
       1,158   PL# 589405, 7.50%,
                 06/01/31..................           1,225
      10,480   PL# 589893, 7.00%,
                 06/01/31..................          10,974
       4,775   PL# 592129, 7.50%,
                 06/01/31..................           5,055
      11,804   PL# 596895, 6.50%,
                 07/01/31..................          12,173
     134,396   PL# 596922, 6.00%,
                 08/01/16..................         138,311
      29,056   PL# 598125, 7.00%,
                 09/01/16..................          30,378
      57,051   PL# 600259, 6.00%,
                 08/01/16..................          58,713
      12,134   PL# 606551, 6.50%,
                 10/01/31..................          12,512
       6,196   PL# 606600, 7.00%,
                 10/01/31..................           6,487
      69,228   PL# 607386, 5.50%,
                 11/01/16..................          70,310
      22,802   PL# 610128, 7.00%,
                 10/01/31..................          23,876
     289,406   PL# 610579, 5.50%,
                 12/01/16..................         293,931
      39,290   PL# 611323, 7.00%,
                 10/01/16..................          41,078
   2,627,925   PL# 619054, 5.50%,
                 02/01/17..................       2,668,316
       8,157   PL# 622119, 6.50%,
                 01/01/32..................           8,412
     310,131   PL# 624035, 6.50%,
                 01/01/32..................         322,739
      16,351   PL# 629236, 6.50%,
                 02/01/32..................          16,852
     965,844   PL# 631321, 5.50%,
                 02/01/17..................         980,689
      76,470   PL# 631606, 5.50%,
                 03/01/17..................          77,646
      84,487   PL# 632269, 7.00%,
                 05/01/32..................          88,468
      11,096   PL# 634563, 6.50%,
                 03/01/32..................          11,436
      92,861   PL# 634949, 7.00%,
                 05/01/32..................          97,232
     418,015   PL# 635164, 6.50%,
                 08/01/32..................         430,839
       2,626   PL# 644932, 6.50%,
                 07/01/32..................           2,706
       6,814   PL# 647556, 7.00%,
                 01/01/30..................           7,137
     743,670   PL# 648795, 6.50%,
                 08/01/32..................         766,484

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    228,649   PL# 650206, 5.50%,
                 01/01/18..................  $      232,163
      72,594   PL# 650291, 6.50%,
                 07/01/32..................          74,821
      16,319   PL# 650872, 7.00%,
                 07/01/32..................          17,087
     122,766   PL# 650891, 6.50%,
                 07/01/32..................         126,532
     327,605   PL# 651649, 6.50%,
                 08/01/32..................         337,655
   1,514,156   PL# 652127, 6.50%,
                 06/01/32..................       1,560,607
       3,825   PL# 663353, 6.50%,
                 09/01/32..................           3,942
      50,859   PL# 664188, 5.50%,
                 09/01/17..................          51,641
      96,903   PL# 664194, 5.50%,
                 09/01/17..................          98,393
     668,943   PL# 670402, 6.50%,
                 06/01/32..................         689,465
     267,037   PL# 675314, 5.50%,
                 12/01/17..................         271,142
     471,608   PL# 676800, 5.50%,
                 01/01/18..................         478,856
     612,722   PL# 679631, 5.50%,
                 02/01/18..................         622,026
     529,353   PL# 683199, 5.50%,
                 02/01/18..................         537,391
   1,128,471   PL# 694200, 4.50%,
                 05/01/18..................       1,107,801
       6,718   PL# 694372, 6.50%,
                 11/01/32..................           6,924
     121,435   PL# 695925, 5.50%,
                 05/01/18..................         123,279
   2,004,012   PL# 701161, 4.50%,
                 04/01/18..................       1,966,496
     676,403   PL# 711636, 4.50%,
                 05/01/18..................         663,740
   2,997,859   PL# 720317, 5.00%,
                 07/01/18..................       2,992,971
  12,902,919   PL# 725162, 6.00%,
                 02/01/34..................      13,124,708
  23,862,438   PL# 725206, 5.50%,
                 02/01/34..................      23,880,958
      17,336   PL# 725269, 5.50%,
                 03/01/19..................          17,602
     349,257   PL# 725407, 6.50%,
                 01/01/34..................         360,160
     490,296   PL# 725418, 6.50%,
                 05/01/34..................         505,602
     765,349   PL# 731682, 4.50%,
                 03/01/19..................         750,232
   6,439,615   PL# 735454, 5.50%,
                 11/01/18..................       6,538,592
   1,730,571   PL# 735611, 5.50%,
                 03/01/20..................       1,757,170
     224,273   PL# 738632, 5.00%,
                 11/01/18..................         223,907
     717,498   PL# 748257, 4.50%,
                 10/01/18..................         704,066
      10,663   PL# 748655, 6.50%,
                 09/01/33..................          10,978
     270,660   PL# 755813, 6.50%,
                 11/01/33..................         278,665
     177,072   PL# 757687, 5.50%,
                 07/01/34..................         177,140
      48,899   PL# 761808, 5.50%,
                 05/01/18..................          49,651
     685,889   PL# 766312, 5.50%,
                 03/01/19..................         696,283
     766,314   PL# 766419, 4.50%,
                 03/01/19..................         751,177
     337,702   PL# 768313, 5.50%,
                 01/01/19..................         342,830
     265,261   PL# 774338, 6.50%,
                 02/01/34..................         273,106
     283,745   PL# 789873, 6.50%,
                 09/01/34..................         292,154
   9,093,512   PL# 806549, Variable Rate,
                 4.58%, 01/01/35(a)........       9,029,953
  24,300,000   TBA, 4.50%, 10/01/20........      23,798,813
  57,700,000   TBA, 5.00%, 10/01/20........      57,555,750
  67,600,000   TBA, 5.50%, 10/01/20........      68,592,908
   3,800,000   TBA, 4.50%, 10/01/35........       3,623,064
  61,500,000   TBA, 5.00%, 10/01/35........      60,212,313

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$ 27,000,000   TBA, 5.50%, 10/01/35........  $   26,991,576
  23,400,000   TBA, 6.00%, 10/01/35........      23,794,875
  23,100,000   TBA, 6.50%, 10/01/35........      23,778,563
                                             --------------
                                                444,494,781
                                             --------------
               FREDDIE MAC GOLD -- 7.2%
     177,188   PL# A16148,
                 6.00%, 11/01/33...........         180,354
     290,174   PL# A32037,
                 5.00%, 03/01/35...........         284,152
     554,166   PL# B10307, 4.50%,
                 10/01/18..................         543,785
     630,677   PL# B11431, 4.50%,
                 12/01/18..................         618,864
      61,665   PL# B13285, 4.50%,
                 04/01/19..................          60,447
     881,725   PL# B14218, 4.50%,
                 05/01/19..................         864,310
   1,254,234   PL# B14518, 4.50%,
                 01/01/20..................       1,229,462
     757,531   PL# B16484, 5.00%,
                 10/01/19..................         756,053
   1,928,016   PL# B17118, 4.50%,
                 11/01/19..................       1,889,935
      29,619   PL# B17892, 4.50%,
                 10/01/19..................          29,064
     190,340   PL# B18433, 4.50%,
                 05/01/20..................         186,513
     198,193   PL# B18493, 5.00%,
                 06/01/20..................         197,800
     509,200   PL# B18530, 5.00%,
                 06/01/20..................         508,190
     199,885   PL# B19022, 4.50%,
                 04/01/20..................         195,865
     964,639   PL# B19028, 4.50%,
                 03/01/20..................         945,242
   5,797,939   PL# B19043, 4.50%,
                 03/01/20..................       5,681,355
     329,134   PL# B19101, 4.50%,
                 04/01/20..................         322,516
     429,976   PL# B19108, 5.00%,
                 04/01/20..................         429,124
     687,168   PL# B19177, 4.50%,
                 05/01/20..................         673,351
   1,338,642   PL# B19187, 4.50%,
                 04/01/20..................       1,311,725
     221,573   PL# B19188, 4.50%,
                 05/01/20..................         217,117
     469,544   PL# B19238, 4.50%,
                 05/01/20..................         460,103
     765,209   PL# B19272, 4.50%,
                 05/01/20..................         749,822
   1,392,171   PL# C01271, 6.50%,
                 12/01/31..................       1,434,418
   4,041,297   PL# C57150, 6.00%,
                 05/01/31..................       4,115,453
       5,902   PL# C67653, 7.00%,
                 06/01/32..................           6,169
      74,884   PL# C67868, 7.00%,
                 06/01/32..................          78,273
      20,948   PL# C67999, 7.00%,
                 06/01/32..................          21,896
     174,289   PL# C68001, 7.00%,
                 06/01/32..................         182,176
     193,650   PL# C90229, 7.00%,
                 08/01/18..................         203,303
      30,784   PL# E00570, 6.00%,
                 09/01/13..................          31,648
     665,092   PL# E00592, 6.00%,
                 12/01/13..................         683,756
      31,207   PL# E00720, 6.00%,
                 07/01/14..................          32,089
      29,440   PL# E01007, 6.00%,
                 08/01/16..................          30,269
      96,822   PL# E01095, 6.00%,
                 01/01/17..................          99,546
     469,159   PL# E01488, 5.00%,
                 10/01/18..................         468,402
     547,648   PL# E01490, 5.00%,
                 11/01/18..................         546,765
      37,656   PL# E01638, 4.00%,
                 04/01/19..................          36,198
      45,179   PL# E69171, 6.00%,
                 02/01/13..................          46,447

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$     44,256   PL# E73319, 6.00%,
                 11/01/13..................  $       45,497
      51,912   PL# E73769, 6.00%,
                 12/01/13..................          53,369
      30,332   PL# E75990, 6.00%,
                 04/01/14..................          31,189
      39,666   PL# E76341, 6.00%,
                 04/01/14..................          40,787
      67,233   PL# E76730, 6.00%,
                 05/01/14..................          69,133
      50,535   PL# E76731, 6.00%,
                 05/01/14..................          51,963
      49,042   PL# E78995, 6.00%,
                 11/01/14..................          50,427
     335,882   PL# E84191, 6.00%,
                 07/01/16..................         345,332
       6,220   PL# E84758, 5.50%,
                 07/01/16..................           6,317
      27,585   PL# E85885, 6.00%,
                 11/01/16..................          28,362
     369,929   PL# E86502, 5.50%,
                 12/01/16..................         375,690
       6,037   PL# E86565, 5.50%,
                 12/01/16..................           6,131
     278,306   PL# E87961, 6.00%,
                 02/01/17..................         286,136
     574,228   PL# E88001, 6.00%,
                 02/01/17..................         590,386
      58,336   PL# E88452, 6.00%,
                 03/01/17..................          59,978
     381,737   PL# E88749, 6.00%,
                 03/01/17..................         392,476
     822,606   PL# E88789, 6.00%,
                 04/01/17..................         845,754
     206,206   PL# E88979, 5.50%,
                 04/01/17..................         209,366
     531,565   PL# E89282, 6.00%,
                 04/01/17..................         546,523
     881,158   PL# E89336, 6.00%,
                 05/01/17..................         905,953
      31,818   PL# E89653, 6.00%,
                 04/01/17..................          32,714
     630,278   PL# E89913, 6.00%,
                 05/01/17..................         648,014
   1,163,331   PL# E91644, 5.50%,
                 10/01/17..................       1,181,160
     300,761   PL# E91754, 5.50%,
                 10/01/17..................         305,371
     464,343   PL# E91774, 5.50%,
                 10/01/17..................         471,459
     194,689   PL# E91968, 5.50%,
                 10/01/17..................         197,673
     449,033   PL# E92113, 5.50%,
                 10/01/17..................         455,915
      30,953   PL# E95352, 4.50%,
                 04/01/18..................          30,374
      64,535   PL# E98821, 4.50%,
                 09/01/18..................          63,326
   2,100,385   PL# G01391, 7.00%,
                 04/01/32..................       2,195,525
  12,500,000   PL# G01912, 5.00%,
                 09/01/35..................      12,240,624
      24,177   PL# G11111, 6.00%,
                 04/01/16..................          24,859
     145,169   PL# G11394, 4.50%,
                 05/01/18..................         142,450
   8,947,002   PL# G11618, 4.50%,
                 05/01/18..................       8,783,528
     534,435   PL# G11639, 4.50%,
                 12/01/19..................         523,879
   3,972,647   PL# G11681, 5.00%,
                 04/01/20..................       3,964,896
  10,674,040   PL# G11720, 4.50%,
                 08/01/20..................      10,463,214
  16,800,000   PL# G11769, 5.00%,
                 10/01/20..................      16,766,689
   8,900,000   PL# G11777, 5.00%,
                 10/01/20..................       8,882,354
     242,875   PL# G18052, 4.50%,
                 05/01/20..................         237,991
   1,358,894   PL# G18065, 5.00%,
                 07/01/20..................       1,356,200
   4,073,178   PL# M80813, 4.00%,
                 04/01/10..................       3,998,713
     500,000   TBA, 4.50%, 10/01/20........         489,688
   3,800,000   TBA, 5.50%, 10/01/20........       3,855,814
  12,100,000   TBA, 5.00%, 10/01/35........      11,842,875

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$ 20,100,000   TBA, 5.50%, 10/01/35........  $   20,106,270
     700,000   TBA, 6.00%, 10/01/35........         712,250
                                             --------------
                                                141,266,551
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 1.1%
     186,866   PL# 3173, 6.50%, 12/20/31...         193,609
       1,992   PL# 434615, 7.00%,
                 11/15/29..................           2,096
     247,610   PL# 435071, 7.00%,
                 03/15/31..................         260,498
      59,318   PL# 462559, 7.00%,
                 02/15/28..................          62,467
      27,440   PL# 493966, 7.00%,
                 06/15/29..................          28,882
     104,386   PL# 494742, 7.00%,
                 04/15/29..................         109,868
       1,829   PL# 530260, 7.00%,
                 02/15/31..................           1,924
     237,215   PL# 531025, 6.00%,
                 04/15/32..................         243,100
       1,185   PL# 538271, 7.00%,
                 11/15/31..................           1,247
     117,223   PL# 538312, 6.00%,
                 02/15/32..................         120,131
     238,519   PL# 543989, 7.00%,
                 03/15/31..................         250,933
       1,406   PL# 547545, 7.00%,
                 04/15/31..................           1,479
     533,218   PL# 550985, 7.00%,
                 10/15/31..................         560,969
         586   PL# 551549, 7.00%,
                 07/15/31..................             616
      65,353   PL# 552413, 7.00%,
                 02/15/32..................          68,748
     148,594   PL# 554808, 6.00%,
                 05/15/31..................         152,294
     121,578   PL# 555360, 6.00%,
                 06/15/31..................         124,605
     152,501   PL# 555733, 6.00%,
                 03/15/32..................         156,284
       1,266   PL# 557664, 7.00%,
                 08/15/31..................           1,332
      84,059   PL# 557678, 7.00%,
                 08/15/31..................          88,434
       6,477   PL# 561050, 7.00%,
                 05/15/31..................           6,814
       1,186   PL# 561996, 7.00%,
                 07/15/31..................           1,248
      17,064   PL# 563346, 7.00%,
                 09/15/31..................          17,953
     101,965   PL# 563599, 7.00%,
                 06/15/32..................         107,262
     197,034   PL# 564086, 7.00%,
                 07/15/31..................         207,289
      56,608   PL# 564300, 6.00%,
                 08/15/31..................          58,018
      12,231   PL# 564706, 7.00%,
                 07/15/31..................          12,867
     120,637   PL# 565808, 6.00%,
                 11/15/31..................         123,641
     270,459   PL# 567622, 6.00%,
                 04/15/32..................         277,169
      75,113   PL# 567668, 6.00%,
                 05/15/32..................          76,977
     123,633   PL# 569567, 7.00%,
                 01/15/32..................         130,057
     115,374   PL# 570517, 6.00%,
                 01/15/32..................         118,236
      40,556   PL# 572821, 6.00%,
                 12/15/31..................          41,566
     117,650   PL# 574873, 6.00%,
                 12/15/31..................         120,579
      95,469   PL# 575906, 6.00%,
                 01/15/32..................          97,837
      35,836   PL# 576323, 6.00%,
                 12/15/31..................          36,728
       1,675   PL# 579377, 7.00%,
                 04/15/32..................           1,762
     439,499   PL# 581015, 7.00%,
                 02/15/32..................         462,335
     130,330   PL# 581070, 6.00%,
                 02/15/32..................         133,564
      33,848   PL# 581084, 7.00%,
                 02/15/32..................          35,606
     127,084   PL# 582956, 7.00%,
                 02/15/32..................         133,687

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    415,758   PL# 587122, 7.00%,
                 06/15/32..................  $      437,359
      12,700   PL# 587494, 7.00%,
                 06/15/32..................          13,360
         980   PL# 589696, 7.00%,
                 05/15/32..................           1,031
     117,432   PL# 592030, 6.00%,
                 02/15/32..................         120,346
       9,079   PL# 593823, 6.00%,
                 10/15/32..................           9,304
     187,733   PL# 596818, 6.00%,
                 12/15/32..................         192,390
     316,315   PL# 598205, 6.00%,
                 05/15/33..................         324,158
     171,334   PL# 598459, 6.00%,
                 11/15/32..................         175,585
      99,613   PL# 603498, 6.00%,
                 03/15/33..................         102,083
      25,334   PL# 780802, 6.50%,
                 05/15/28..................          26,429
      45,455   PL# 781113, 7.00%,
                 11/15/29..................          47,842
     245,661   PL# 781148, 6.00%,
                 07/15/29..................         252,063
     135,425   PL# 781276, 6.50%,
                 04/15/31..................         141,154
      40,849   PL# 781287, 7.00%,
                 05/15/31..................          42,983
      65,412   PL# 781324, 7.00%,
                 07/15/31..................          68,821
     351,761   PL# 781328, 7.00%,
                 09/15/31..................         370,143
     231,183   PL# 781330, 6.00%,
                 09/15/31..................         237,177
      70,473   PL# 781496, 6.50%,
                 09/15/32..................          73,380
     101,446   PL# 781548, 7.00%,
                 11/15/32..................         106,731
      63,832   PL# 781584, 7.00%,
                 05/15/32..................          67,159
   3,765,956   PL# 781690, 6.00%,
                 12/15/33..................       3,859,369
   9,208,848   PL# 80916, 3.75%,
                 05/20/34..................       9,031,938
     700,000   TBA, 6.00%, 10/01/35........         717,062
                                             --------------
                                                 21,048,578
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 4.3%
   3,142,282   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       3,137,731
   8,456,387   Fannie Mae, Series 2003-35,
                 Class TE,
                 5.00%, 05/25/18...........       8,443,716
   5,050,000   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35...........       5,129,140
   6,587,836   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34...........       6,571,498
   8,397,733   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34...........       8,492,428
   7,476,580   Fannie Mae, Series 2005-51,
                 Class TA,
                 5.50%, 12/25/33...........       7,518,282
   5,970,252   Fannie Mae, Series 2005-57,
                 Class PA,
                 5.50%, 05/25/27...........       6,038,641
     286,526   Fannie Mae, Series 2005-70,
                 Class NA,
                 5.50%, 08/25/35...........         290,788

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$ 11,661,909   Fannie Mae, Series 2005-80,
                 Class PB,
                 5.50%, 04/25/30...........  $   11,823,486
   6,145,154   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15...........       6,259,727
   4,543,314   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33...........       4,599,439
   7,993,590   Freddie Mac, Series 2927,
                 Class BA,
                 5.50%, 10/15/33...........       8,115,809
   7,001,490   Freddie Mac, Series 2996,
                 Class MK,
                 5.50%, 06/15/35...........       7,119,000
                                             --------------
                                                 83,539,685
                                             --------------
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.3%
   2,966,105   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12...........       3,027,139
   2,539,017   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/10/14...........       2,530,851
                                             --------------
                                                  5,557,990
                                             --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18.......         654,679
   1,200,000   Zero coupon, 10/15/18.......         646,144
                                             --------------
                                                  1,300,823
                                             --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $701,925,686).......     697,208,408
                                             --------------
               CORPORATE BONDS AND NOTES -- 38.3%
               AEROSPACE AND DEFENSE -- 0.5%
     320,000   B/E Aerospace,
                 8.50%, 10/01/10...........         350,400
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29...........       2,138,050
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36...........         671,442
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06...........       2,378,229
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11...........          38,723
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31...........       1,217,819

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AEROSPACE AND DEFENSE (CONTINUED)
$  4,790,000   RC Trust I,
                 7.00%, 05/15/06...........  $    2,438,412
     675,000   United Technologies Corp.,
                 8.88%, 11/15/19...........         924,100
                                             --------------
                                                 10,157,175
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27...........         834,734
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........         273,606
     130,000   Navistar International
                 Corp.,
                 6.25%, 03/01/12...........         124,150
                                             --------------
                                                  1,232,490
                                             --------------
               BANKS -- 5.3%
     730,000   Bank of America Corp.,
                 3.88%, 01/15/08...........         719,658
   1,425,000   Bank of America Corp.,
                 3.25%, 08/15/08...........       1,375,494
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09...........       1,923,558
   4,960,000   Bank of America Corp.,
                 4.50%, 08/01/10...........       4,914,398
   1,250,000   Bank of Scotland -- 144A
                 (United Kingdom),
                 3.50%, 11/30/07...........       1,222,769
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08...........       2,077,330
     330,000   Barclays Bank PLC (United
                 Kingdom), Variable Rate,
                 6.28%, perpetual(a).......         325,050
     660,000   Barclays Bank PLC -- 144A
                 (United Kingdom), Variable
                 Rate,
                 6.86%, perpetual(a).......         735,653
   9,000,000   Depfa ACS Bank -- 144A
                 (Ireland),
                 4.25%, 08/16/10...........       8,852,219
   3,850,000   Deutsche Bank AG New York,
                 Series YCD, Variable Rate,
                 3.84%, 03/15/07(a)........       3,828,906
   2,850,000   HBOS Treasury Services
                 PLC -- 144A (United
                 Kingdom),
                 3.75%, 09/30/08...........       2,784,350
  11,400,000   HSBC Bank USA NA, Series CD,
                 3.87%, 06/07/07...........      11,295,279
   3,550,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09...........       3,451,303
   1,155,000   Huntington National Bank,
                 Series BKNT,
                 2.75%, 10/16/06...........       1,134,159

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07...........  $    2,630,875
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07...........         480,773
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08...........       1,460,570
   2,100,000   JP Morgan Chase & Company,
                 5.75%, 10/15/08...........       2,159,285
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09...........       1,190,734
     835,000   National City Bank,
                 3.38%, 10/15/07...........         821,181
   1,135,000   RBS Capital Trust I,
                 Variable Rate,
                 4.71%, perpetual(a).......       1,096,765
   1,200,000   Royal Bank of Scotland Group
                 PLC (United Kingdom),
                 Variable Rate,
                 7.65%, perpetual(a).......       1,463,369
   2,475,000   Sumitomo Mitsui
                 Banking -- 144A (Japan),
                 Variable Rate,
                 5.63%, perpetual(a).......       2,467,771
   2,990,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07...........       2,932,676
   2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08...........       1,961,902
   1,535,000   SunTrust Banks, Inc., Series
                 CD,
                 4.42%, 06/15/09...........       1,521,259
   2,275,000   Swedish Export Credit
                 (Sweden),
                 2.88%, 01/26/07...........       2,230,001
   2,150,000   The Bank of New York
                 Company, Inc., Series
                 BKNT,
                 3.80%, 02/01/08...........       2,113,687
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(a).......       1,136,466
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         485,035
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       2,952,491
   6,725,000   US Bank NA, Series BKNT,
                 4.40%, 08/15/08...........       6,693,291
   3,405,000   VTB Capital SA -- 144A
                 (Luxembourg),
                 6.25%, 07/02/35...........       3,553,969
   5,175,000   Wachovia Bank NA, Series
                 BKNT,
                 4.38%, 08/15/08...........       5,149,606
   2,340,000   Wachovia Corp.,
                 6.30%, 04/15/08...........       2,439,314
   5,295,000   Wells Fargo & Company,
                 4.00%, 08/15/08...........       5,217,459

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$    500,000   Wells Fargo & Company,
                 3.13%, 04/01/09...........  $      476,247
   2,760,000   Wells Fargo & Company,
                 4.20%, 01/15/10...........       2,708,275
   4,090,000   Wells Fargo & Company,
                 4.63%, 08/09/10...........       4,073,988
                                             --------------
                                                104,057,115
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.2%
   3,444,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13...........       4,080,640
     250,000   Comcast Cable
                 Communications, Inc.,
                 6.38%, 01/30/06...........         251,657
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       1,937,635
     450,000   Comcast Corp.,
                 7.05%, 03/15/33...........         502,435
   1,045,000   Comcast Corp.,
                 5.65%, 06/15/35...........         980,206
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06...........       2,066,614
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10...........         515,098
     130,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18...........         124,800
     445,000   DIRECTV Holdings LLC/
                 DIRECTV Financing Company,
                 Inc. -- 144A,
                 6.38%, 06/15/15...........         443,888
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,233,700
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28...........       1,419,503
     545,000   News America, Inc.,
                 7.28%, 06/30/28...........         605,989
     865,000   News America, Inc.,
                 6.20%, 12/15/34...........         869,222
     650,000   TCI Communications, Inc.,
                 7.88%, 02/15/26...........         777,847
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,868,551
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24...........       2,186,155
   2,760,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........       2,999,397
     775,000   Time Warner, Inc.,
                 7.70%, 05/01/32...........         920,387
                                             --------------
                                                 23,783,724
                                             --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
$    285,000   SunGard Data Systems,
                 Inc. -- 144A,
                 9.13%, 08/15/13...........  $      296,756
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
     765,000   K Hovnanian
                 Enterprises -- 144A,
                 6.25%, 01/15/16...........         716,153
     335,000   Lennar Corp. -- 144A,
                 5.60%, 05/31/15...........         328,788
     425,000   Pulte Homes, Inc.,
                 6.00%, 02/15/35...........         386,716
                                             --------------
                                                  1,431,657
                                             --------------
               CONTAINERS AND PACKAGING -- 0.0%
     160,000   Crown European Holdings SA
                 (France),
                 9.50%, 03/01/11...........         176,000
     630,000   Crown European Holdings SA
                 (France),
                 10.88%, 03/01/13..........         733,950
                                             --------------
                                                    909,950
                                             --------------
               ELECTRONICS -- 0.0%
     200,000   L-3 Communications
                 Corp. -- 144A,
                 6.38%, 10/15/15...........         202,500
                                             --------------
               FINANCIAL SERVICES -- 6.1%
     390,000   American Real Estate
                 Partners, LP/Financing,
                 8.13%, 06/01/12...........         411,450
     225,000   American Real Estate
                 Partners,
                 LP/Financing -- 144A,
                 7.13%, 02/15/13...........         226,125
     255,000   BCP US Crystal Holdings
                 Corp.,
                 9.63%, 06/15/14...........         284,963
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       8,837,488
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09...........      13,894,769
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         860,225
   8,000,000   Citigroup, Inc.,
                 4.13%, 02/22/10...........       7,819,352
     900,000   Citigroup, Inc.,
                 5.85%, 12/11/34...........         944,759
   8,225,000   Eksportfinans ASA, Series
                 MTN (Norway),
                 3.38%, 01/15/08...........       8,043,096
   1,585,000   General Electric Capital
                 Corp.,
                 4.13%, 03/04/08...........       1,570,497
   1,220,000   General Electric Capital
                 Corp.,
                 6.50%, 09/28/15(s)........         823,451

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........  $    2,079,620
  21,875,000   General Electric Capital
                 Corp., Series MTNA,
                 4.13%, 09/01/09...........      21,485,756
  30,250,000   General Electric Capital
                 Corp., Series MTNA,
                 Variable Rate,
                 3.45%, 01/15/08(a)........      29,975,722
     450,000   HSBC Finance Corp.,
                 7.20%, 07/15/06...........         459,129
   2,925,000   HSBC Finance Corp.,
                 6.50%, 11/15/08...........       3,073,640
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08...........       1,662,702
     350,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 2.63%, 01/30/07...........         341,519
   4,000,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 3.50%, 07/31/07...........       3,924,332
     355,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 4.25%, 02/01/10...........         347,914
   1,600,000   Prudential Financial, Inc.,
                 Series MTNC,
                 5.40%, 06/13/35...........       1,530,419
   1,700,000   SLM Corp., Series MTNA,
                 5.63%, 04/10/07...........       1,726,804
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08...........         533,023
   1,000,000   The Bear Stearns Companies,
                 Inc.,
                 2.88%, 07/02/08...........         955,366
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08...........       2,434,321
   1,955,000   USAA Capital Corp., Series
                 MTNB,
                 4.00%, 12/10/07...........       1,932,402
                                             --------------
                                                116,178,844
                                             --------------
               FOOD AND BEVERAGE -- 0.0%
     485,000   Smithfield Foods, Inc,
                 7.00%, 08/01/11...........         497,125
                                             --------------
               FUNERAL SERVICES -- 0.0%
     515,000   Service Corp. International,
                 7.70%, 04/15/09...........         543,325
                                             --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE -- 0.9%
$  2,775,000   Allstate Financial Global
                 Funding -- 144A,
                 6.15%, 02/01/06(f)........  $    2,791,444
   1,775,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       1,732,334
   2,000,000   Berkshire Hathaway Finance
                 Corp.,
                 3.40%, 07/02/07...........       1,959,692
   2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08...........       2,753,183
   2,815,000   Berkshire Hathaway Finance
                 Corp.,
                 4.13%, 01/15/10...........       2,759,280
   2,085,000   Liberty Mutual
                 Group -- 144A,
                 6.50%, 03/15/35...........       1,939,730
   1,395,000   Marsh & McLennan Companies,
                 Inc.,
                 5.75%, 09/15/15...........       1,382,989
   1,280,000   MetLife, Inc.,
                 5.70%, 06/15/35...........       1,276,954
   1,145,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08...........       1,120,364
                                             --------------
                                                 17,715,970
                                             --------------
               LEISURE AND RECREATION -- 0.1%
     290,000   K2, Inc.,
                 7.38%, 07/01/14...........         291,450
     450,000   Mashantucket West
                 Pequot -- 144A,
                 5.91%, 09/01/21...........         453,752
   1,235,000   MGM MIRAGE,
                 6.00%, 10/01/09...........       1,225,738
     325,000   Mohegan Tribal Gaming
                 Authority,
                 6.13%, 02/15/13...........         325,000
     185,000   Wynn Las Vegas LLC/Capital
                 Corp.,
                 6.63%, 12/01/14...........         177,831
                                             --------------
                                                  2,473,771
                                             --------------
               MANUFACTURING -- 0.0%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         454,250
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 0.2%
     525,000   HCA, Inc.,
                 5.50%, 12/01/09...........         516,845
   2,075,000   WellPoint, Inc.,
                 6.38%, 06/15/06...........       2,101,788
   1,300,000   WellPoint, Inc.,
                 5.95%, 12/15/34...........       1,360,112
                                             --------------
                                                  3,978,745
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               METALS AND MINING -- 0.2%
$     85,000   International Steel Group,
                 6.50%, 04/15/14...........  $       84,575
   1,999,000   Ispat Inland ULC (Canada),
                 9.75%, 04/01/14...........       2,328,835
   1,425,000   Teck Cominco, Ltd. (Canada),
                 6.13%, 10/01/35...........       1,402,124
     145,000   TriMas Corp.,
                 9.88%, 06/15/12...........         119,625
                                             --------------
                                                  3,935,159
                                             --------------
               OIL AND GAS: PIPELINES -- 0.3%
      50,000   ANR Pipeline Company,
                 9.63%, 11/01/21...........          61,852
      10,000   ANR Pipeline Company,
                 7.38%, 02/15/24...........          10,361
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,410,208
   1,020,000   Dynegy Holdings,
                 Inc. -- 144A,
                 10.13%, 07/15/13..........       1,142,400
      15,000   El Paso CGP Company,
                 7.42%, 02/15/37...........          13,875
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         419,244
      15,000   El Paso Natural Gas,
                 8.38%, 06/15/32...........          17,113
      25,000   El Paso Natural Gas, Series
                 A,
                 7.63%, 08/01/10...........          26,119
     910,000   Northwest Pipeline Corp.,
                 8.13%, 03/01/10...........         975,975
     935,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12...........       1,095,119
     480,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         522,000
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31...........         244,688
                                             --------------
                                                  5,938,954
                                             --------------
               OIL, COAL AND GAS -- 0.6%
     875,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31...........       1,079,441
   1,005,000   Chesapeake Energy Corp.,
                 6.25%, 01/15/18...........         989,925
   1,600,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31...........       2,021,158
     700,000   EnCana Corp. (Canada),
                 6.50%, 08/15/34...........         788,061
   2,600,000   Enterprise Products
                 Operating LP,
                 4.95%, 06/01/10...........       2,557,982
   1,225,000   Enterprise Products
                 Operating LP, Series B,
                 4.00%, 10/15/07...........       1,201,079

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
$    200,000   KCS Energy, Inc. -- 144A,
                 7.13%, 04/01/12...........  $      206,000
   1,790,000   Petro-Canada (Canada),
                 5.95%, 05/15/35...........       1,796,328
     200,000   Suncor Energy, Inc.
                 (Canada),
                 5.95%, 12/01/34...........         214,383
                                             --------------
                                                 10,854,357
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.0%
     270,000   Abitibi-Consolidated, Inc.
                 (Canada),
                 8.38%, 04/01/15(d)........         266,625
     140,000   Georgia-Pacific Corp.,
                 8.00%, 01/15/24...........         155,050
                                             --------------
                                                    421,675
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 0.1%
     170,000   Bio-Rad Laboratories, Inc.,
                 7.50%, 08/15/13...........         180,625
     530,000   Bio-Rad Laboratories, Inc.,
                 6.13%, 12/15/14...........         516,750
   1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........       1,271,157
                                             --------------
                                                  1,968,532
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 2.6%
  16,200,000   Daimler Chrysler Auto Trust,
                 Series 2005-B, Class A3,
                 4.04%, 09/08/09...........      16,088,772
  20,900,000   Ford Credit Auto Owner
                 Trust, Series 2005-A,
                 Class A3,
                 3.48%, 11/15/08...........      20,671,120
  13,200,000   Ford Credit Auto Owner
                 Trust, Series 2005-B,
                 Class A3,
                 4.17%, 01/15/09...........      13,138,524
                                             --------------
                                                 49,898,416
                                             --------------
               PRIVATE ASSET BACKED: BANKS -- 0.2%
   4,661,345   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19...........       4,626,385
                                             --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.4%
  14,000,000   American Express Credit
                 Account Master Trust,
                 Series 2005-3, Class A,
                 Floating Rate,
                 3.77%, 01/18/11(c)........      14,010,366
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10...........      11,782,498

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: CREDIT CARDS
                 (CONTINUED)
$ 14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........  $   14,591,035
  14,850,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A4, Class A4,
                 3.20%, 08/24/09...........      14,500,897
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      11,003,079
                                             --------------
                                                 65,887,875
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 2.6%
   2,805,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       2,792,460
  11,200,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2005-GG3, Class A3,
                 4.57%, 08/10/42...........      10,994,782
   4,181,105   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30...........       4,319,165
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       3,125,252
  15,075,000   SLM Student Loan Trust,
                 Series 2005-5, Class A1,
                 Floating Rate,
                 3.52%, 01/25/18(b)........      15,124,192
  14,200,000   SLM Student Loan Trust,
                 Series 2005-6, Class A5B,
                 Floating Rate,
                 3.67%, 07/27/26(c)........      14,210,424
                                             --------------
                                                 50,566,275
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 10.1%
   9,300,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2001-1, Class A2,
                 6.50%, 04/15/36...........       9,971,703
   1,526,223   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........       1,556,028
   9,075,000   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2005-PWR8, Class
                 A4,
                 4.67%, 06/11/41...........       8,851,740
   3,475,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32...........       3,816,978

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  9,834,855   Commercial Mortgage
                 Acceptance Corp., Series
                 1998-C2, Class A2,
                 6.03%, 09/15/30...........  $   10,068,986
   9,574,011   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 4.12%, 06/25/35(c)........       9,588,969
  14,650,000   Countrywide Asset-Backed
                 Certificates, Series
                 2005-12, Class 2A1,
                 Floating Rate,
                 3.95%, 02/25/36(c)........      14,650,001
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33...........       5,327,148
  10,380,000   GE Capital Commercial
                 Mortgage Corp., Series
                 2002-1A, Class A3,
                 6.27%, 12/10/35...........      11,113,360
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33...........       6,556,670
   7,528,721   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C3, Class A2,
                 7.18%, 08/15/36...........       8,054,358
   8,700,000   GS Mortgage Securities Corp.
                 II, Series 2005-GG4, Class
                 A4A,
                 4.75%, 07/10/39...........       8,540,269
  11,231,980   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.51%, 10/25/33...........      10,931,221
  10,490,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-C1, Class A3,
                 5.86%, 10/12/35...........      10,993,388
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       7,137,671
   9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........      10,082,149
   9,350,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2005-CB12, Class
                 A4,
                 4.90%, 09/12/37...........       9,256,531
   7,425,000   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,696,042

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 05/15/25...........  $    7,692,231
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26...........       7,513,404
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,285,595
   9,100,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A4,
                 4.51%, 12/15/29...........       8,921,417
   9,099,504   Salomon Brothers Mortgage
                 Securities VII, Series
                 2001-C2, Class A3,
                 6.50%, 10/13/11...........       9,804,653
                                             --------------
                                                195,410,512
                                             --------------
               PRIVATE ASSET BACKED: OTHER -- 0.3%
   5,670,890   Structured Asset Securities
                 Corp. -- 144A, Series
                 2003-AL2, Class A,
                 3.36%, 01/25/31...........       5,181,032
                                             --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.5%
   8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........       8,852,685
                                             --------------
               REAL ESTATE -- 0.1%
   1,252,000   EOP Operating LP,
                 7.50%, 04/19/29...........       1,452,956
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........         980,774
   4,135,000   Rouse Company,
                 5.38%, 11/26/13...........       3,943,244
                                             --------------
                                                  4,924,018
                                             --------------
               RETAIL -- 0.1%
     430,000   Federated Department Stores,
                 Inc.,
                 6.79%, 07/15/27...........         460,307
     495,000   May Department Stores
                 Company,
                 7.88%, 03/01/30...........         591,822

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               RETAIL (CONTINUED)
$    625,000   May Department Stores
                 Company,
                 6.70%, 07/15/34...........  $      656,657
     430,000   Movie Gallery,
                 11.00%, 05/01/12(d).......         382,700
                                             --------------
                                                  2,091,486
                                             --------------
               RETAIL: SUPERMARKETS -- 0.0%
     770,000   Delhaize America, Inc.,
                 9.00%, 04/15/31...........         892,693
                                             --------------
               SEMICONDUCTORS -- 0.0%
     245,000   Freescale Semiconductor,
                 Inc., Floating Rate,
                 6.35%, 07/15/09(b)........         252,963
     720,000   MagnaChip Semiconductor,
                 Ltd., Floating Rate,
                 7.12%, 12/15/11(b)........         716,400
                                             --------------
                                                    969,363
                                             --------------
               SPECIAL PURPOSE ENTITY -- 0.4%
     357,387   AES Ironwood LLC,
                 8.86%, 11/30/25...........         407,421
   2,150,000   Atlantic Marine,
                 Inc. -- 144A,
                 5.34%, 12/01/50...........       2,150,000
   2,875,000   Belvoir Land LLC -- 144A,
                 5.40%, 12/15/47...........       2,781,075
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual..........       1,038,114
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09...........       1,562,526
                                             --------------
                                                  7,939,136
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.1%
     625,000   America Movil SA de CV
                 (Mexico),
                 6.38%, 03/01/35...........         609,138
     810,000   Cincinnati Bell, Inc.,
                 7.25%, 07/15/13...........         864,675
     290,000   France Telecom (France),
                 8.50%, 03/01/31...........         389,835
     405,000   Intelsat Bermuda,
                 Ltd. -- 144A (Bermuda),
                 Floating Rate,
                 8.70%, 01/15/12(j)........         414,113
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,742,450
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,135,673
     860,000   Qwest Corp.,
                 7.88%, 09/01/11...........         900,850
     400,000   Qwest Corp.,
                 8.88%, 03/15/12...........         439,000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$    675,000   Qwest Corp. -- 144A,
                 Floating Rate,
                 7.12%, 06/15/13(b)........  $      705,375
      50,000   Rogers Wireless, Inc.
                 (Canada),
                 7.25%, 12/15/12...........          53,125
     590,000   Rogers Wireless, Inc.
                 (Canada),
                 7.50%, 03/15/15...........         638,675
   1,015,000   SBC Communications, Inc.,
                 6.45%, 06/15/34...........       1,076,473
     190,000   SBC Communications, Inc.,
                 6.15%, 09/15/34...........         195,102
   2,575,000   Sprint Capital Corp.,
                 8.75%, 03/15/32...........       3,463,438
     655,000   Telecom Italia
                 Capital -- 144A
                 (Luxembourg),
                 4.95%, 09/30/14...........         634,996
   2,785,000   Telecom Italia
                 Capital -- 144A
                 (Luxembourg),
                 6.00%, 09/30/34...........       2,738,390
     850,000   Telefonica Europe BV (The
                 Netherlands),
                 7.75%, 09/15/10...........         959,212
     215,000   Verizon Maryland, Inc.,
                 Series B,
                 5.13%, 06/15/33...........         186,763
   1,470,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 12/16/13...........       1,475,485
   2,225,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 09/15/15...........       2,212,369
                                             --------------
                                                 21,835,137
                                             --------------
               TRANSPORTATION -- 0.1%
     375,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36...........         463,076
     765,000   Canadian National Railway
                 Company (Canada),
                 6.90%, 07/15/28...........         907,073
     265,000   OMI Corp. (Marshall
                 Islands),
                 7.63%, 12/01/13...........         275,600
     560,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         558,600
                                             --------------
                                                  2,204,349
                                             --------------
               UTILITIES: ELECTRIC -- 0.8%
   2,735,000   Centerpoint Energy, Inc.,
                 Series B,
                 7.25%, 09/01/10...........       2,972,502
     375,000   Dominion Resources, Inc.,
                 5.95%, 06/15/35...........         367,590
     591,847   Elwood Energy LLC,
                 8.16%, 07/05/26...........         659,909

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
$    800,000   FirstEnergy Corp., Series C,
                 7.38%, 11/15/31...........  $      941,248
     134,400   Homer City Funding LLC,
                 8.14%, 10/01/19...........         152,544
      84,499   Homer City Funding LLC,
                 8.73%, 10/01/26...........         100,976
     195,000   Midwest Generation LLC,
                 8.75%, 05/01/34...........         218,156
     610,264   Midwest Generation LLC,
                 Series B,
                 8.56%, 01/02/16...........         671,672
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         568,700
   1,940,000   Progress Energy, Inc.,
                 7.75%, 03/01/31...........       2,346,535
      55,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10...........          59,950
      15,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14...........          14,813
     300,000   SP PowerAssets, Ltd. -- 144A
                 (Singapore),
                 5.00%, 10/22/13...........         303,001
     495,000   Tenaska Alabama II Partners,
                 LP -- 144A,
                 7.00%, 06/30/21...........         503,669
   5,325,000   TXU Corp., Series O,
                 4.80%, 11/15/09...........       5,157,299
                                             --------------
                                                 15,038,564
                                             --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $756,633,008).......     744,802,956
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 2.7%
   9,700,000   AID-Israel (Israel),
                 5.50%, 09/18/23...........      10,384,597
   2,275,000   Bundesrepublic Deutschland,
                 Series 03 (Germany),
                 4.75%, 07/04/34(p)........       3,304,472
   9,300,000   Bundesrepublic Deutschland,
                 Series 05 (Germany),
                 4.00%, 01/04/37(p)........      12,074,734
   4,000,000   Japan Finance Corp. for
                 Municipal Enterprises,
                 Series DTC (Japan),
                 4.63%, 04/21/15...........       3,982,220
   9,240,000   Mexican Fixed Rate Bonds,
                 Series M20 (Mexico),
                 8.00%, 12/07/23(r)........         796,872
  10,298,000   Mexican Fixed Rate Bonds,
                 Series M7 (Mexico),
                 8.00%, 12/24/08(r)........         950,246
  14,130,000   Mexican Fixed Rate Bonds,
                 Series MI10 (Mexico),
                 9.00%, 12/20/12(r)........       1,348,241

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$  4,850,000   Mexican Fixed Rate Bonds,
                 Series MI10 (Mexico),
                 8.00%, 12/19/13(r)........  $      436,892
   4,500,000   Mexican Fixed Rate Bonds,
                 Series MI10 (Mexico),
                 9.50%, 12/18/14(r)........         443,600
  32,761,000   Mexican Fixed Rate Bonds,
                 Series MI7 (Mexico),
                 9.00%, 12/24/09(r)........       3,128,695
   2,930,000   Province of Manitoba
                 (Canada),
                 6.38%, 09/01/15(s)........       1,999,749
   7,840,000   Province of Ontario, Series
                 GMTN (Canada),
                 6.25%, 06/16/15(s)........       5,348,093
   4,045,000   United Mexican States
                 (Mexico),
                 8.13%, 12/30/19...........       4,914,675
   2,385,000   United Mexican States,
                 Series MTNA (Mexico),
                 8.00%, 09/24/22...........       2,903,738
                                             --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS
                 (Cost $49,723,139)........      52,016,824
                                             --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES -- 11.4%
               FEDERAL HOME LOAN BANK
 222,400,000   3.18%, 10/03/05
                 (Cost $222,360,709).......     222,360,709
                                             --------------
               SHORT TERM CORPORATE NOTES -- 0.8%
   7,575,000   BellSouth Corp. -- 144A,
                 4.26%, 04/26/06...........       7,594,933
   7,750,000   SBC Communications,
                 Inc. -- 144A,
                 4.39%, 06/05/06...........       7,768,774
                                             --------------
               TOTAL SHORT TERM CORPORATE
                 NOTES
                 (Cost $15,363,707)........      15,363,707
                                             --------------
               SECURITIES LENDING COLLATERAL -- 16.1%
 314,777,979   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $314,777,979).......     314,777,979
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,612,036,008).....   2,594,514,048
                                             --------------
               REPURCHASE AGREEMENT -- 1.0%
  20,000,000   With Investors Bank and
                 Trust, dated 09/30/05,
                 3.32%, due 10/03/05,
                 repurchase proceeds at
                 maturity $20,005,533
                 (Collateralized by Freddie
                 Mac, 4.12%, due 01/15/35,
                 with a value of
                 $21,000,000)
                 (Cost $20,000,000)........      20,000,000
                                             --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES SOLD SHORT -- (5.8)%
$ (4,900,000)  Fannie Mae Gold, TBA,
                 6.00%, 10/13/05...........  $   (4,985,751)
  (8,700,000)  Fannie Mae Gold, TBA,
                 4.50%, 10/18/05...........      (8,520,562)
 (12,500,000)  Fannie Mae, TBA,
                 5.00%, 10/13/05...........     (12,238,275)
 (33,400,000)  Fannie Mae, TBA,
                 6.00%, 10/13/05...........     (33,389,579)
 (30,400,000)  Fannie Mae, TBA,
                 6.50%, 10/13/05...........     (31,293,000)
 (14,300,000)  Fannie Mae, TBA,
                 4.50%, 10/18/05...........     (14,005,062)
  (7,600,000)  Government National Mortgage
                 Association, TBA,
                 6.00%, 10/20/05...........      (7,785,250)
                                             --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $113,025,717)...    (112,217,479)
                                             --------------
               Total Investments -- 128.3%
                 (Cost $2,519,010,291).....   2,502,296,569
               Liabilities less other
                 assets -- (28.3)%.........    (551,913,453)
                                             --------------
               NET ASSETS -- 100.0%........  $1,950,383,116
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $2,519,010,291.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  7,373,830
    Gross unrealized depreciation..........   (24,087,552)
                                             ------------
    Net unrealized depreciation............  $(16,713,722)
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 29.2%
              US TREASURY BONDS -- 4.1%
$   250,000   8.00%, 11/15/21................  $    346,153
    170,000   6.25%, 05/15/30................       211,139
  1,820,000   5.38%, 02/15/31................     2,039,539
                                               ------------
                                                  2,596,831
                                               ------------
              US TREASURY INFLATION INDEX -- 4.1%
    257,818   0.88%, 04/15/10................       251,312
    838,999   1.63%, 01/15/15................       829,299
    251,105   1.88%, 07/15/15................       253,400
  1,035,821   2.38%, 01/15/25................     1,108,491
    106,959   3.88%, 04/15/29................       146,450
                                               ------------
                                                  2,588,952
                                               ------------
              US TREASURY NOTES -- 20.2%
    130,000   4.00%, 08/31/07................       129,599
  5,880,000   3.38%, 02/15/08................     5,775,723
  3,950,000   3.75%, 05/15/08................     3,908,960
     23,000   4.00%, 04/15/10................        22,798
  1,100,000   4.13%, 08/15/10................     1,095,403
  1,950,000   4.13%, 05/15/15................     1,917,018
    110,000   4.25%, 08/15/15................       109,347
                                               ------------
                                                 12,958,848
                                               ------------
              US TREASURY STRIPS -- 0.8%
  1,580,000   Zero coupon, 05/15/30..........       515,759
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $18,738,984)...........    18,660,390
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 36.3%
              FANNIE MAE -- 25.1%
    400,000   Floating Rate,
                3.88%, 09/22/06(b)...........       399,902
    678,423   PL# 735809, Variable Rate,
                4.52%, 08/01/35(a)...........       676,236
     78,132   PL# 801516, Variable Rate,
                4.71%, 08/01/34(a)...........        78,165
    169,597   PL# 810896, Variable Rate,
                4.89%, 01/01/35(a)...........       169,535
    380,286   PL# 821150, Variable Rate,
                4.59%, 04/01/35(a)...........       377,761
    400,000   TBA, 5.00%, 10/01/20...........       399,000
    500,000   TBA, 5.50%, 10/01/20...........       507,344
    300,000   TBA, 4.50%, 10/01/35...........       286,031
  7,900,000   TBA, 5.00%, 10/01/35...........     7,734,590

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 2,900,000   TBA, 5.50%, 10/01/35...........  $  2,899,095
  2,400,000   TBA, 6.00%, 10/01/35...........     2,440,500
                                               ------------
                                                 15,968,159
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
     80,000   4.25%, 07/29/08................        79,608
                                               ------------
              FREDDIE MAC -- 0.7%
    430,000   4.25%, 02/28/07................       429,465
                                               ------------
              FREDDIE MAC GOLD -- 0.9%
    300,000   TBA, 5.00%, 10/01/20...........       299,250
    300,000   TBA, 5.00%, 10/01/35...........       293,625
                                               ------------
                                                    592,875
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 8.7%
  4,800,000   TBA, 5.00%, 10/01/35...........     4,750,502
    800,000   TBA, 5.50%, 10/01/35...........       807,500
                                               ------------
                                                  5,558,002
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.8%
    470,000   5.88%, 04/01/36................       536,022
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $23,326,305)...........    23,164,131
                                               ------------
              CORPORATE BONDS AND NOTES -- 41.3%
              AUTOMOBILES/MOTOR VEHICLES -- 0.8%
    160,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       156,346
    200,000   Ford Motor Company,
                7.45%, 07/16/31..............       157,000
    250,000   General Motors Corp.,
                8.38%, 07/15/33..............       196,250
                                               ------------
                                                    509,596
                                               ------------
              BANKS -- 1.1%
     90,000   Bank of America Corp.,
                3.88%, 01/15/08..............        88,725
    140,000   Bank of America Corp.,
                4.50%, 08/01/10..............       138,713
     10,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........        10,045
     20,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)..........        19,968

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   240,000   Wachovia Corp.,
                5.25%, 08/01/14..............  $    243,791
    230,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       225,690
                                               ------------
                                                    726,932
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.8%
     10,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............         9,904
    290,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       280,006
     50,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        45,671
    170,000   Comcast Corp.,
                6.50%, 01/15/15..............       183,966
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............        77,690
    100,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       105,728
     50,000   Liberty Media Corp.,
                5.70%, 05/15/13..............        45,751
     50,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        62,786
    160,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       175,094
    140,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       166,263
                                               ------------
                                                  1,152,859
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    180,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       197,328
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    120,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       128,790
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    250,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       244,355
    340,000   Countrywide Financial Corp.,
                Series MTNA,
                4.25%, 06/15/10..............       333,256
     50,000   Credit Suisse First Boston USA,
                Inc.,
                4.88%, 08/15/10..............        50,089

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   790,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............  $    763,754
    250,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       248,629
    350,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       344,691
    350,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       321,123
     30,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        29,009
    250,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       250,091
    220,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       219,837
    130,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       129,449
    130,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       128,315
     80,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............        78,993
    200,000   Morgan Stanley,
                3.63%, 04/01/08..............       195,350
    130,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       128,064
                                               ------------
                                                  3,465,005
                                               ------------
              FOOD AND BEVERAGE -- 0.4%
    170,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       172,235
     60,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............        62,072
                                               ------------
                                                    234,307
                                               ------------
              INSURANCE -- 0.0%
     30,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13..............        29,497
                                               ------------
              MANUFACTURING -- 0.6%
    120,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       128,066
    240,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       253,942
                                               ------------
                                                    382,008
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.3%
$   160,000   HCA, Inc.,
                6.75%, 07/15/13..............  $    163,601
     20,000   HCA, Inc.,
                5.75%, 03/15/14..............        19,163
                                               ------------
                                                    182,764
                                               ------------
              OIL AND GAS: PIPELINES -- 0.7%
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        50,375
    100,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       101,250
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       125,492
    170,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       181,475
                                               ------------
                                                    458,592
                                               ------------
              OIL, COAL AND GAS -- 2.4%
    110,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       128,736
    100,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       123,365
    150,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       145,862
    150,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       147,414
    230,000   Conoco, Inc.,
                6.95%, 04/15/29..............       280,862
     50,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        63,938
    300,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       348,726
     20,000   Morgan Stanley (Gazprom) --
                144A (Russia),
                9.63%, 03/01/13..............        24,828
    120,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       133,500
    120,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       128,288
                                               ------------
                                                  1,525,519
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.4%
$    25,000   International Paper Company,
                5.50%, 01/15/14..............  $     24,940
    210,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       227,214
                                               ------------
                                                    252,154
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.4%
    270,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       269,680
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 23.9%
    594,194   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                4.07%, 09/25/35(c)...........       594,551
    509,000   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                4.25%, 02/25/35(c)...........       510,530
    514,440   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                4.21%, 04/25/35(c)...........       515,130
    600,000   American Home Mortgage
                Investment Trust, Series
                2005-4, Class 1A1, 4.33%,
                11/25/45.....................       600,000
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43..............       390,209
    419,775   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.47%, 02/25/35(c)...........       414,367
    150,000   Bear Stearns Commercial
                Mortgage Securities, Series
                2005-PWR 9, Class A4A,
                4.87%, 09/11/42..............       148,940
    156,490   Chevy Chase Mortgage Funding
                Corp., Series 2003-2AT, Class
                A1, Floating Rate,
                4.21%, 05/25/34(c)...........       157,101
    289,521   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1,
                5.04%, 08/25/35..............       288,370
    399,110   Countrywide Alternative Loan
                Trust, Series 2005-44, Class
                1A1, Floating Rate,
                4.16%, 10/25/35(c)...........       399,098

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   600,000   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                4.17%, 11/20/35(c)...........  $    600,000
    620,000   Countrywide Alternative Loan
                Trust, Series 2005-J12, Class
                2A1,
                4.34%, 11/25/35..............       620,000
    500,000   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                4.02%, 02/25/36(c)...........       499,990
    130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       128,460
    600,000   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.12%, 12/15/35(c)...........       599,952
    600,000   Countrywide Home Loans, Series
                2005-R3, Class AF, Floating
                Rate,
                4.23%, 09/25/35(c)...........       599,598
    600,000   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                4.23%, 12/25/32(c)...........       602,187
    637,894   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate,
                3.60%, 12/19/33(c)...........       632,689
    445,858   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.69%, 03/18/35(c)...........       442,283
    200,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                AABA,
                4.68%, 07/10/39..............       197,262
    431,689   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                4.18%, 10/25/33(c)...........       431,975
    545,993   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                4.09%, 04/25/34(c)...........       547,105
    524,799   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                4.23%, 10/25/34(c)...........       528,536

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5,
                4.74%, 07/15/30..............  $     98,121
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB,
                4.66%, 07/15/30..............        98,205
    200,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A4,
                4.95%, 09/15/40..............       199,437
    600,000   Lehman XS Trust, Series 2005-5,
                Class 1A1, 4.38%, 10/25/35...       599,808
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       485,180
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............       386,236
     42,753   Quest Trust, Series 2003-X3,
                Class A1, Floating Rate,
                4.31%, 02/25/34(c)...........        42,782
    477,441   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............       475,857
    584,808   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                4.14%, 01/19/34(c)...........       585,480
    600,000   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                3.95%, 10/25/35(c)...........       599,820
    600,000   Washington Mutual, Series 2005-
                AR13, Class A1A1, Floating
                Rate,
                4.33%, 11/25/45(c)...........       600,000
    584,162   Washington Mutual, Series 2005-
                AR8, Class 2A1A, Floating
                Rate,
                4.12%, 07/25/45(c)...........       583,395
                                               ------------
                                                 15,202,654
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.3%
     50,000   Deutsche Telekom International
                Finance BV (The Netherlands),
                5.25%, 07/22/13..............        50,560
    190,000   Qwest Communications
                International, Inc., Floating
                Rate,
                7.29%, 02/15/09(b)...........       188,575

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   320,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............  $    325,432
     90,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............        88,606
    170,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       193,184
                                               ------------
                                                    846,357
                                               ------------
              TRANSPORTATION -- 0.1%
     50,000   Union Pacific Corp.,
                5.38%, 05/01/14..............        51,106
                                               ------------
              UTILITIES: ELECTRIC -- 1.2%
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        29,700
    100,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............       103,335
     50,000   Duke Energy Corp.,
                6.25%, 01/15/12..............        53,264
     90,000   Duke Energy Corp.,
                5.63%, 11/30/12..............        93,052
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............        74,628
    150,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       176,484
    110,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       118,961
     70,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............        73,079
     70,000   Swepco Capital Trust I,
                Variable Rate,
                5.25%, 10/01/43(a)...........        69,487
                                               ------------
                                                    791,990
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $26,433,862)...........    26,407,138
                                               ------------
  SHARES
  ------
              PREFERRED STOCKS -- 1.1%
              FANNIE MAE
     13,100   Series O, Floating Rate,
                7.00%(b)
                (Cost $726,838)..............       723,775
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              MUNICIPAL BONDS -- 0.1%
              NEW YORK
$    50,000   Liberty NY Development Corp.,
                Revenue Bond,
                5.25%, 10/01/35
                (Cost $55,344)...............  $     55,873
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 5.2%
    210,000   Federal Republic of Brazil
                (Brazil), 14.50%, 10/15/09...       273,630
     60,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............        64,170
     60,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............        82,710
    300,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       368,175
     65,883   Federal Republic of Brazil
                (Brazil), Series 18YR,
                Floating Rate,
                4.31%, 04/15/12(j)...........        64,981
     13,000   Federal Republic of Brazil
                (Brazil), Series B,
                8.88%, 04/15/24..............        13,910
    117,237   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(o)...........       152,279
    320,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(n)...........       249,786
    110,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............       153,560
    110,000   Republic of Panama (Panama),
                10.75%, 05/15/20.............       153,725
     50,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............        60,625
     73,800   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........        73,247
    660,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............       760,025
    110,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       137,775
    610,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............       709,124
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $3,162,722)............     3,317,722
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 1.9%
              FEDERAL HOME LOAN BANK -- 1.0%
$   600,000   3.60%, 10/12/05................  $    599,340
                                               ------------
              FREDDIE MAC -- 0.9%
    600,000   3.67%, 12/12/05................       595,596
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $1,194,936)............     1,194,936
                                               ------------
              YANKEE CERTIFICATE OF DEPOSIT -- 0.8%
    500,000   Countrywide Bank (VA), Variable
                Rate,
                3.85%, 11/23/05(a) (Cost
                $500,000)....................       500,000
                                               ------------
 CONTRACTS
 ---------
              PURCHASED CALL OPTIONS -- 0.0%
          3   Federal Fund Future October
                Future, Expiring
                October 2005@ 96,
                3.75%, 10/31/05
                (Cost $328)..................            31
                                               ------------
              TOTAL SECURITIES
                (Cost $74,139,319)...........    74,023,996
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 18.8%
$12,008,550   With Investors Bank and Trust,
                dated 09/30/05,
                3.32%, due 10/03/05,
                repurchase proceeds at
                maturity $12,011,872
                (Collateralized by Small
                Business Administration,
                6.09%, due 11/25/29, with a
                value of $12,608,977)
                (Cost $12,008,550)...........    12,008,550
                                               ------------
 CONTRACTS                                        VALUE
 ---------                                     ------------
              PUT OPTIONS WRITTEN -- (0.0)%
        (18)  US Treasury Note (10 Year)
                December Future, Expiring
                November 2005@ 109, (6.00%),
                11/22/05.....................  $     (8,154)
        (13)  US Treasury Note December
                Future, Expiring November
                2005@ 113, (6.00%),
                11/22/05.....................       (10,556)
                                               ------------
              TOTAL PUT OPTIONS WRITTEN
                (Premium $18,939)............       (18,710)
                                               ------------
              Total Investments -- 134.7%
                (Cost $86,128,930)...........    86,013,836
              Liabilities less other
                assets -- (34.7)%............   (22,159,579)
                                               ------------
              NET ASSETS -- 100.0%...........  $ 63,854,257
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $86,128,930.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 281,573
    Gross unrealized depreciation............   (396,667)
                                               ---------
    Net unrealized depreciation..............  $(115,094)
                                               =========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 64.2%
              AEROSPACE AND DEFENSE -- 1.6%
     34,750   Lockheed Martin Corp. .........  $  2,121,140
     37,071   Northrop Grumman Corp. ........     2,014,809
     49,650   Raytheon Company...............     1,887,693
      9,300   The Boeing Company(d)..........       631,935
                                               ------------
                                                  6,655,577
                                               ------------
              AGRICULTURE -- 0.5%
     31,850   Monsanto Company...............     1,998,588
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.2%
     22,900   Abercrombie & Fitch
                Company -- Class A...........     1,141,565
     20,700   Chico's FAS, Inc.*.............       761,760
     60,200   Coach, Inc.*...................     1,887,872
     24,000   Nordstrom, Inc. ...............       823,680
      8,700   The Men's Wearhouse, Inc.*.....       232,290
                                               ------------
                                                  4,847,167
                                               ------------
              AUTOMOBILE: RETAIL -- 0.2%
     37,200   AutoNation, Inc.*..............       742,884
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     47,550   Ford Motor Company(d)..........       468,843
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.3%
     22,900   Autoliv, Inc. .................       996,150
     34,800   Visteon Corp. .................       340,344
                                               ------------
                                                  1,336,494
                                               ------------
              BANKS -- 4.0%
    132,812   Bank of America Corp. .........     5,591,385
      4,900   Bank of Hawaii Corp. ..........       241,178
      6,900   Golden West Financial Corp. ...       409,791
     65,350   North Fork Bancorp, Inc. ......     1,666,425
     18,800   UnionBanCal Corp. .............     1,310,736
     74,782   US Bancorp(d)..................     2,099,879
     66,353   Wachovia Corp. ................     3,157,739
     33,450   Wells Fargo & Company..........     1,959,167
                                               ------------
                                                 16,436,300
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.3%
     85,600   Comcast Corp. -- Class A*......     2,514,928
     44,300   Comcast Corp. -- Special Class
                A*...........................     1,274,954
      5,660   Discovery Holding
                Company -- Class A*..........        81,730
     56,600   Liberty Media Corp. -- Class
                A*...........................       455,630
     35,900   Pixar*(d)......................     1,597,909
    104,700   The Walt Disney Company........     2,526,411

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
    196,790   Time Warner, Inc. .............  $  3,563,867
     48,800   Viacom, Inc. -- Class B........     1,610,888
                                               ------------
                                                 13,626,317
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
     37,200   Moody's Corp.(d)...............     1,900,176
                                               ------------
              CHEMICALS -- 0.2%
     24,150   The Dow Chemical Company.......     1,006,331
                                               ------------
              COMMERCIAL SERVICES -- 0.5%
     92,050   Cendant Corp. .................     1,899,912
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.9%
     16,800   Adobe Systems, Inc. ...........       501,480
     36,600   Autodesk, Inc. ................     1,699,704
     28,300   Cadence Design Systems,
                Inc.*(d).....................       457,328
     38,300   Computer Sciences Corp.*.......     1,811,973
     20,900   Ingram Micro, Inc. -- Class
                A*...........................       387,486
    180,350   Microsoft Corp. ...............     4,640,405
    205,150   Oracle Corp.*..................     2,541,809
                                               ------------
                                                 12,040,185
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
     50,400   Dell, Inc.*....................     1,723,680
    124,087   Hewlett-Packard Company........     3,623,340
     18,250   International Business Machines
                Corp. .......................     1,464,015
     74,000   Western Digital Corp.*.........       956,820
                                               ------------
                                                  7,767,855
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.7%
     71,550   Altria Group, Inc. ............     5,273,950
     16,300   American Greetings
                Corp. -- Class A(d)..........       446,620
     23,950   Colgate-Palmolive Company......     1,264,321
     26,100   Energizer Holdings, Inc.*......     1,479,870
    287,000   General Electric Company.......     9,663,289
     56,150   Procter & Gamble Company(d)....     3,338,679
     22,100   The Gillette Company...........     1,286,220
      4,000   United Parcel Service,
                Inc. -- Class B..............       276,520
     21,485   UST, Inc. .....................       899,362
                                               ------------
                                                 23,928,831
                                               ------------
              ELECTRONICS -- 0.6%
     24,300   Emerson Electric Company.......     1,744,740
     17,600   Jabil Circuit, Inc.*...........       544,192
      4,750   Rockwell Collins, Inc. ........       229,520
                                               ------------
                                                  2,518,452
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 5.0%
      4,600   American Express Company.......  $    264,224
     46,400   AmeriCredit Corp.*.............     1,107,568
     19,500   Ameritrade Holding Corp.*(d)...       418,860
     89,599   Citigroup, Inc. ...............     4,078,546
     15,200   E*TRADE Financial Corp.*.......       267,520
      5,500   Franklin Resources, Inc. ......       461,780
    130,600   JPMorgan Chase & Company.......     4,431,257
     48,200   Merrill Lynch & Company,
                Inc. ........................     2,957,070
     47,900   Morgan Stanley.................     2,583,726
      6,800   Nelnet, Inc. -- Class A*(d)....       258,468
     27,500   Prudential Financial, Inc. ....     1,857,900
     59,850   Washington Mutual, Inc.(d).....     2,347,317
                                               ------------
                                                 21,034,236
                                               ------------
              FOOD AND BEVERAGE -- 1.5%
     80,350   Archer-Daniels-Midland
                Company......................     1,981,430
     17,750   Coca-Cola Company..............       766,623
     29,450   Hershey Foods Corp. ...........     1,658,330
     10,000   PepsiAmericas, Inc. ...........       227,300
     12,400   PepsiCo, Inc. .................       703,204
     51,100   Tyson Foods, Inc. -- Class A...       922,355
                                               ------------
                                                  6,259,242
                                               ------------
              INSURANCE -- 4.4%
     18,700   Aetna, Inc. ...................     1,610,818
     36,303   American International Group,
                Inc. ........................     2,249,334
     14,500   CIGNA Corp. ...................     1,708,970
     19,200   CNA Financial Corp.*...........       573,504
     49,600   Genworth Financial, Inc. --
                Class A......................     1,599,104
     20,500   Loews Corp. ...................     1,894,405
     29,600   MBIA, Inc.(d)..................     1,794,352
     46,200   MetLife, Inc. .................     2,302,146
     11,000   Principal Financial Group,
                Inc. ........................       521,070
     28,100   The Allstate Corp. ............     1,553,649
     35,100   The St. Paul Travelers
                Companies, Inc. .............     1,574,937
     20,500   WR Berkley Corp. ..............       809,340
                                               ------------
                                                 18,191,629
                                               ------------
              INTERNET SERVICES -- 1.3%
    186,850   Cisco Systems, Inc.*...........     3,350,221
      5,050   Google, Inc. -- Class A*.......     1,598,123
     27,717   Symantec Corp.*................       628,067
                                               ------------
                                                  5,576,411
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 0.3%
      6,000   Choice Hotels International,
                Inc. ........................  $    387,840
      7,000   Marriott International,
                Inc. --
                Class A......................       441,000
      9,200   MGM MIRAGE*....................       402,684
                                               ------------
                                                  1,231,524
                                               ------------
              MANUFACTURING -- 0.4%
     16,300   Illinois Tool Works, Inc. .....     1,341,979
      2,850   ITT Industries, Inc. ..........       323,760
                                               ------------
                                                  1,665,739
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.8%
     41,000   McKesson Corp. ................     1,945,450
      5,100   UnitedHealth Group, Inc.(d)....       286,620
     13,000   WellPoint, Inc.*...............       985,660
                                               ------------
                                                  3,217,730
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.7%
      7,750   Guidant Corp. .................       533,898
     91,650   Johnson & Johnson..............     5,799,612
     55,950   Medtronic, Inc. ...............     3,000,039
     42,900   St Jude Medical, Inc.*.........     2,007,720
                                               ------------
                                                 11,341,269
                                               ------------
              METALS AND MINING -- 0.7%
      5,900   Newmont Mining Corp. ..........       278,303
     14,600   Phelps Dodge Corp. ............     1,896,978
     14,400   United States Steel Corp.(d)...       609,840
                                               ------------
                                                  2,785,121
                                               ------------
              OIL AND GAS: PIPELINES -- 0.2%
      8,100   Questar Corp. .................       713,772
                                               ------------
              OIL, COAL AND GAS -- 6.6%
     22,300   Anadarko Petroleum Corp. ......     2,135,225
     29,114   Apache Corp. ..................     2,189,955
     28,800   Burlington Resources, Inc. ....     2,342,016
     29,500   ChevronTexaco Corp. ...........     1,909,535
     44,126   ConocoPhillips.................     3,084,849
     19,950   Devon Energy Corp. ............     1,369,368
     16,200   EOG Resources, Inc. ...........     1,213,380
    127,750   Exxon Mobil Corp. .............     8,117,234
     25,100   Helmerich & Payne, Inc. .......     1,515,789
     21,600   Noble Energy, Inc. ............     1,013,040
     23,700   Sunoco, Inc. ..................     1,853,340
      6,200   Transocean, Inc. (Cayman
                Islands)*....................       380,122
      7,300   Unit Corp.*....................       403,544
                                               ------------
                                                 27,527,397
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.1%
     10,900   Georgia-Pacific Corp. .........  $    371,254
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.5%
     59,000   Abbott Laboratories............     2,501,600
     13,100   Allergan, Inc. ................     1,200,222
      8,600   AmerisourceBergen Corp. .......       664,780
     48,634   Amgen, Inc.*...................     3,874,671
     39,900   Bristol-Myers Squibb Company...       959,994
      5,500   Genentech, Inc.*...............       463,155
     24,050   Genzyme Corp.*.................     1,722,942
     10,600   Merck & Company, Inc. .........       288,426
    240,960   Pfizer, Inc. ..................     6,016,771
     15,900   Wyeth..........................       735,693
                                               ------------
                                                 18,428,254
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
      7,700   RR Donnelley & Sons Company....       285,439
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     11,200   Equity Office Properties
                Trust........................       366,352
     32,000   ProLogis.......................     1,417,920
                                               ------------
                                                  1,784,272
                                               ------------
              RETAIL -- 2.0%
     17,000   7-Eleven, Inc.*................       605,370
     23,800   Best Buy Company, Inc. ........     1,036,014
     96,900   Circuit City Stores, Inc. .....     1,662,804
     41,100   Dillard's, Inc. -- Class A.....       858,168
     10,472   Home Depot, Inc. ..............       399,402
      8,300   Michaels Stores, Inc. .........       274,398
      6,450   Target Corp. ..................       334,949
     23,370   Wal-Mart Stores, Inc. .........     1,024,073
     51,700   Walgreen Company...............     2,246,365
                                               ------------
                                                  8,441,543
                                               ------------
              RETAIL: RESTAURANTS -- 0.4%
     21,250   Darden Restaurants, Inc. ......       645,363
     17,650   Starbucks Corp.*...............       884,265
                                               ------------
                                                  1,529,628
                                               ------------
              RETAIL: SUPERMARKETS -- 0.3%
     12,500   Safeway, Inc.(d)...............       320,000
     54,500   The Kroger Company*............     1,122,155
                                               ------------
                                                  1,442,155
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 2.7%
     72,300   Advanced Micro Devices,
                Inc.*(d).....................  $  1,821,960
     50,639   Freescale Semiconductor,
                Inc. -- Class B*.............     1,194,068
    207,650   Intel Corp. ...................     5,118,572
     86,150   Texas Instruments, Inc. .......     2,920,485
                                               ------------
                                                 11,055,085
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.6%
     45,700   BellSouth Corp. ...............     1,201,910
     47,350   CenturyTel, Inc.(d)............     1,656,303
     20,850   Comverse Technology, Inc.*.....       547,730
     39,750   Motorola, Inc. ................       878,078
      7,000   QUALCOMM, Inc. ................       313,250
    116,000   SBC Communications, Inc.(d)....     2,780,519
     71,550   Sprint Corp. (FON Group).......     1,701,459
     33,550   Tellabs, Inc.*.................       352,946
     45,500   Verizon Communications,
                Inc. ........................     1,487,395
                                               ------------
                                                 10,919,590
                                               ------------
              TRANSPORTATION -- 1.4%
     35,600   Burlington Northern Santa Fe
                Corp. .......................     2,128,880
     39,400   CSX Corp. .....................     1,831,312
     11,700   Laidlaw International, Inc. ...       282,789
     24,850   Norfolk Southern Corp. ........     1,007,916
     12,800   Swift Transportation Company,
                Inc.*........................       226,560
      4,100   Union Pacific Corp. ...........       293,970
                                               ------------
                                                  5,771,427
                                               ------------
              UTILITIES: ELECTRIC -- 2.3%
      9,200   Duke Energy Corp.(d)...........       268,364
     41,600   Edison International(d)........     1,966,848
      4,050   Entergy Corp. .................       300,996
     44,550   Exelon Corp. ..................     2,380,752
     49,650   PG&E Corp. ....................     1,948,763
     19,950   TXU Corp. .....................     2,251,956
      9,800   Wisconsin Energy Corp. ........       391,216
                                               ------------
                                                  9,508,895
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $245,199,513)..........   266,255,524
                                               ------------
              PREFERRED STOCKS -- 0.4%
              FANNIE MAE
     29,700   Series O, Floating Rate,
                7.00%(b)
                (Cost $1,659,000)............     1,640,925
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 5.4%
              US TREASURY BONDS -- 0.7%
$   740,000   8.00%, 11/15/21................  $  1,024,611
    410,000   6.25%, 05/15/30................       509,217
  1,390,000   5.38%, 02/15/31(d).............     1,557,671
                                               ------------
                                                  3,091,499
                                               ------------
              US TREASURY INFLATION INDEX -- 1.6%
  1,708,443   1.63%, 01/15/15................     1,688,690
  1,707,259   1.88%, 07/15/15................     1,722,865
  2,247,721   2.38%, 01/15/25................     2,405,415
    463,488   3.88%, 04/15/29................       634,616
                                               ------------
                                                  6,451,586
                                               ------------
              US TREASURY NOTES -- 2.8%
  1,185,000   3.38%, 02/28/07................     1,172,411
  2,585,000   3.75%, 03/31/07................     2,569,250
     40,000   4.00%, 08/31/07................        39,877
    730,000   3.00%, 02/15/08................       710,924
    865,000   3.38%, 02/15/08................       849,660
     40,000   3.75%, 05/15/08(d).............        39,584
     10,000   4.00%, 04/15/10................         9,912
  5,830,000   4.13%, 05/15/15................     5,731,390
    140,000   4.25%, 08/15/15................       139,169
                                               ------------
                                                 11,262,177
                                               ------------
              US TREASURY STRIP -- 0.3%
  4,430,000   Zero coupon, 05/15/30(d).......     1,446,085
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $22,306,999)...........    22,251,347
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 13.9%
              FANNIE MAE -- 9.4%
    204,506   PL# 535675, 7.00%, 01/01/16....       213,829
        974   PL# 549906, 7.50%, 09/01/30....         1,031
      3,005   PL# 552549, 7.50%, 09/01/30....         3,182
        604   PL# 558384, 7.50%, 01/01/31....           639
      3,797   PL# 568677, 7.50%, 01/01/31....         4,020
      2,088   PL# 572762, 7.50%, 03/01/31....         2,210
     16,210   PL# 582178, 7.50%, 06/01/31....        17,161
     13,487   PL# 594316, 6.50%, 07/01/31....        13,908
      2,635   PL# 602859, 6.50%, 10/01/31....         2,717
     50,066   PL# 614924, 7.00%, 12/01/16....        52,344
  1,647,598   PL# 735809, Variable Rate,
                4.52%, 08/01/35(a)...........     1,642,287
     74,467   PL# 793193, 5.50%, 07/01/19....        75,596
    156,263   PL# 801516, Variable Rate,
                4.71%, 08/01/34(a)...........       156,329
    678,387   PL# 810896, Variable Rate,
                4.89%, 01/01/35(a)...........       678,140
    855,644   PL# 821150, Variable Rate,
                4.59%, 04/01/35(a)...........       849,963

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,100,000   TBA, 5.00%, 10/01/20...........  $  1,097,250
  1,300,000   TBA, 5.50%, 10/01/20...........     1,319,094
    700,000   TBA, 4.50%, 10/01/35...........       667,407
 19,400,000   TBA, 5.00%, 10/01/35...........    18,993,802
  6,700,000   TBA, 5.50%, 10/01/35...........     6,697,910
  6,700,000   TBA, 6.00%, 10/01/35...........     6,813,063
                                               ------------
                                                 39,301,882
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
    220,000   4.25%, 07/29/08................       218,922
                                               ------------
              FREDDIE MAC -- 0.3%
  1,060,000   4.25%, 02/28/07................     1,058,680
                                               ------------
              FREDDIE MAC GOLD -- 0.5%
    900,000   TBA, 5.00%, 10/01/20...........       897,750
  1,000,000   TBA, 5.00%, 10/01/35...........       978,750
                                               ------------
                                                  1,876,500
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.4%
      9,447   PL# 461836, 7.00%, 01/15/28....         9,948
      1,543   PL# 596647, 7.00%, 09/15/32....         1,623
  8,100,000   TBA, 5.00%, 10/01/35...........     8,016,474
  2,200,000   TBA, 5.50%, 10/01/35...........     2,220,625
                                               ------------
                                                 10,248,670
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       633,720
    302,871   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       302,432
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       758,861
    559,515   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       558,127
    691,913   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       699,715
                                               ------------
                                                  2,952,855
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       136,392
    250,000   Zero coupon, 10/15/18..........       134,613
                                               ------------
                                                    271,005
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              TENNESSEE VALLEY AUTHORITY -- 0.4%
$ 1,380,000   5.88%, 04/01/36................  $  1,573,851
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $57,897,027)...........    57,502,365
                                               ------------
              CORPORATE BONDS AND NOTES -- 18.3%
              ADVERTISING -- 0.0%
     40,000   Lamar Media Corp., 7.25%,
                01/01/13.....................        42,000
                                               ------------
              AEROSPACE AND DEFENSE -- 0.1%
     35,000   B/E Aerospace,
                8.50%, 10/01/10..............        38,325
    720,000   RC Trust I,
                7.00%, 05/15/06..............       366,525
                                               ------------
                                                    404,850
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.0%
     20,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............        21,250
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.3%
    475,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       464,152
    580,000   Ford Motor Company,
                7.45%, 07/16/31..............       455,300
    520,000   General Motors Corp.,
                8.38%, 07/15/33(d)...........       408,200
                                               ------------
                                                  1,327,652
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.0%
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        47,750
                                               ------------
              BANKS -- 0.6%
    420,000   Bank of America Corp.,
                4.50%, 08/01/10..............       416,139
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                3.84%, 03/15/07(a)...........       323,219
    270,000   First Union National Bank,
                Series BKNT,
                5.80%, 12/01/08..............       280,740
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........        20,089
     40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)..........        39,935
    215,000   SunTrust Banks, Inc., Series
                CD,
                4.42%, 06/15/09..............       213,075
    740,000   Wachovia Corp.,
                5.25%, 08/01/14..............       751,694
    625,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       613,288
                                               ------------
                                                  2,658,179
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.9%
$    20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............  $     19,808
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............        96,525
    590,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       569,666
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        54,806
    610,000   Comcast Corp.,
                6.50%, 01/15/15..............       660,112
    230,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       223,359
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        38,400
     20,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        18,800
     10,000   CSC Holdings, Inc.,
                Series B,
                7.63%, 04/01/11..............         9,875
     70,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company,
                Inc. -- 144A,
                6.38%, 06/15/15..............        69,825
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       296,038
    100,000   Liberty Media Corp.,
                5.70%, 05/15/13..............        91,502
     35,000   News America, Inc.,
                6.20%, 12/15/34..............        35,171
     10,000   Rogers Cable, Inc. (Canada),
                5.50%, 03/15/14..............         9,275
     20,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        20,150
     10,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        10,288
    150,000   Time Warner Entertainment,
                8.38%, 07/15/33..............       188,359
    580,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       634,718
    395,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       469,100
                                               ------------
                                                  3,515,777
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 0.0%
$    40,000   IMC Global, Inc., Series B,
                10.88%, 06/01/08.............  $     45,400
     20,000   Rhodia SA (France),
                10.25%, 06/01/10(d)..........        21,250
     20,000   Westlake Chemical Corp.,
                8.75%, 07/15/11..............        21,650
                                               ------------
                                                     88,300
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
     40,000   SunGard Data Systems,
                Inc. -- 144A,
                9.13%, 08/15/13..............        41,650
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        61,281
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.1%
    550,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       602,947
     10,000   Eastman Kodak Company,
                7.25%, 11/15/13..............         9,535
                                               ------------
                                                    612,482
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
     25,000   Crown European Holdings SA
                (France),
                10.88%, 03/01/13.............        29,125
     20,000   Solo Cup Company,
                8.50%, 02/15/14(d)...........        17,800
                                               ------------
                                                     46,925
                                               ------------
              ELECTRONICS -- 0.0%
     10,000   Flextronics International, Ltd.
                (Singapore),
                6.25%, 11/15/14..............        10,000
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
    160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............       167,410
    350,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       375,638
                                               ------------
                                                    543,048
                                               ------------
              FINANCIAL SERVICES -- 3.0%
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............       198,892
    770,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       752,613
  1,000,000   Countrywide Financial Corp.,
                Series MTNA,
                4.25%, 06/15/10..............       980,165
    150,000   Credit Suisse First Boston USA
                Inc.,
                4.88%, 08/15/10..............       150,267

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    10,000   E*TRADE Financial
                Corp. -- 144A,
                7.38%, 09/15/13..............  $     10,150
    160,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............       156,475
  2,345,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     2,267,093
    760,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       755,831
  1,170,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............     1,152,252
  1,010,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       926,670
    200,000   General Motors Acceptance
                Corp., Floating Rate,
                4.56%, 07/16/07(b)(d)........       194,583
    110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............       106,368
    160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                5.11%, 09/23/08(b)...........       148,368
    750,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       750,272
    670,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       669,503
    390,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       388,347
    380,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       375,074
    230,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............       227,105
    620,000   Morgan Stanley,
                3.63%, 04/01/08..............       605,584
     30,000   REFCO Finance Holdings,
                9.00%, 08/01/12(h)...........        32,775
    370,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       364,490
    900,000   The Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                3.73%, 08/01/06(c)...........       900,751
                                               ------------
                                                 12,113,628
                                               ------------
              FOOD AND BEVERAGE -- 0.2%
    530,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       536,966
    190,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       196,563
                                               ------------
                                                    733,529
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FUNERAL SERVICES -- 0.0%
$    35,000   Service Corp. International,
                7.70%, 04/15/09..............  $     36,925
     10,000   Service Corp.
                International -- 144A,
                7.00%, 06/15/17..............        10,150
                                               ------------
                                                     47,075
                                               ------------
              INSURANCE -- 0.0%
     80,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13..............        78,657
                                               ------------
              LEISURE AND RECREATION -- 0.1%
     20,000   AMC Entertainment, Inc.,
                8.00%, 03/01/14..............        17,700
     30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        34,050
     10,000   K2, Inc.,
                7.38%, 07/01/14..............        10,050
     40,000   MGM MIRAGE,
                7.25%, 10/15/06..............        40,900
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        24,813
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        54,625
     40,000   MGM MIRAGE -- 144A,
                6.63%, 07/15/15..............        39,750
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13..............        15,000
     60,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............        61,125
                                               ------------
                                                    298,013
                                               ------------
              MANUFACTURING -- 0.3%
    350,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       373,526
    710,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       751,245
                                               ------------
                                                  1,124,771
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     30,000   Davita, Inc.,
                7.25%, 03/15/15..............        30,563
     40,000   HCA, Inc.,
                5.50%, 12/01/09..............        39,379
     40,000   HCA, Inc.,
                7.69%, 06/15/25..............        40,399
    110,000   HCA, Inc.,
                7.50%, 11/06/33..............       110,296
    160,000   HCA,Inc.,
                6.75%, 07/15/13..............       163,600
     90,000   HCA,Inc.,
                5.75%, 03/15/14..............        86,235

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$    60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............  $     56,250
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        28,125
                                               ------------
                                                    554,847
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,425
                                               ------------
              METALS AND MINING -- 0.0%
     20,000   International Steel Group,
                6.50%, 04/15/14..............        19,900
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        20,625
                                               ------------
                                                     40,525
                                               ------------
              OIL AND GAS: PIPELINES -- 0.3%
    100,000   El Paso Corp. Series MTN,
                7.75%, 01/15/32..............       101,250
    200,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............       201,500
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       376,477
    510,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       544,425
                                               ------------
                                                  1,223,652
                                               ------------
              OIL, COAL AND GAS -- 1.2%
    330,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       386,207
    300,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       370,094
    470,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       457,035
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        48,150
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18..............        19,700
    460,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       452,070
    650,000   Conoco, Inc.,
                6.95%, 04/15/29..............       793,740
    290,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       370,840
     15,000   KCS Energy, Inc. -- 144A,
                7.13%, 04/01/12..............        15,450
    770,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       895,063

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   310,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............  $    344,875
     20,000   Pogo Producing Company -- 144A,
                6.88%, 10/01/17..............        20,375
     30,000   Pride International, Inc.,
                7.38%, 07/15/14..............        32,738
     30,000   Vintage Petroleum,
                7.88%, 05/15/11..............        31,500
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        92,300
    350,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       374,173
                                               ------------
                                                  4,704,310
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.2%
     35,000   Abitibi-Consolidated, Inc.
                (Canada),
                8.38%, 04/01/15(d)...........        34,563
     80,000   International Paper Company,
                5.50%, 01/15/14..............        79,809
    630,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       681,641
                                               ------------
                                                    796,013
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.0%
     40,000   AmerisourceBergen
                Corp. -- 144A,
                5.88%, 09/15/15..............        39,700
     15,000   Bio-Rad Laboratories, Inc.,
                7.50%, 08/15/13..............        15,938
     45,000   Bio-Rad Laboratories, Inc.,
                6.13%, 12/15/14..............        43,875
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Ireland),
                7.75%, 11/15/11..............        66,375
     40,000   Mylan Laboratories,
                Inc. -- 144A,
                6.38%, 08/15/15..............        40,250
                                               ------------
                                                    206,138
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.3%
  1,201,051   Washington Mutual Bank, Series
                2005-AR1, Class A1A, Floating
                Rate,
                4.15%, 01/25/45(c)...........     1,200,940
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.1%
    570,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       569,324
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.6%
$ 1,485,485   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                4.07%, 09/25/35(c)...........  $  1,486,378
  1,272,500   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                4.25%, 02/25/35(c)...........     1,276,325
  1,286,101   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                4.21%, 04/25/35(c)...........     1,287,824
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-5, Class A-4,
                5.12%, 10/10/45..............       402,023
  1,277,575   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.47%, 02/25/35(c)...........     1,261,116
    641,546   Chevy Chase Auto Funding LLC,
                Series 2003-3, Class A1,
                3.99%, 07/25/34..............       642,572
    675,549   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1,
                5.04%, 08/25/35..............       672,863
  1,500,000   Countrywide Alternative Loan
                Trust, Series 2005-56, Class
                4A1, Floating Rate,
                4.15%, 11/25/35(c)...........     1,499,999
  1,500,000   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                4.17%, 11/20/35(c)...........     1,499,654
  1,300,000   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                4.02%, 02/25/36(c)...........     1,299,974
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 05/25/35..............       385,380
  1,400,000   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.12%, 12/15/35(c)...........     1,399,888
  1,400,000   Countrywide Home Loans, Series
                2005-R3, Class AF -- 144A,
                Floating Rate,
                4.23%, 09/25/35(c)...........     1,399,062
  1,400,000   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                4.23%, 12/25/32(c)...........     1,405,102

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............  $    959,513
  1,337,575   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.69%, 03/18/35(c)...........     1,326,848
  1,079,223   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                4.18%, 10/25/33(c)...........     1,079,937
  1,364,983   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                4.09%, 04/25/34(c)...........     1,367,763
  1,224,530   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                4.23%, 10/25/34(c)...........     1,233,250
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37..............     1,069,204
  1,161,711   JP Morgan Mortgage Trust,
                Series 2004-A3, Class 1A1,
                4.33%, 07/25/34..............     1,145,722
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       852,919
  1,400,000   Lehman XS Trust, Series 2005-5,
                Class 1A1, 4.38%, 10/25/35...     1,399,552
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       485,180
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............     1,255,267
  1,091,590   Opteum Mortgage Acceptance
                Corp., Series 2005-4, Class
                1A1A, Floating Rate,
                4.00%, 11/25/35(c)...........     1,091,568
  1,432,323   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............     1,427,572
  1,382,274   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                4.14%, 01/19/34(c)...........     1,383,862
  1,400,000   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                3.95%, 10/25/35(c)...........     1,399,580
  1,400,000   Washington Mutual, Series 2005-
                AR13, Class A1A1,
                Floating Rate,
                4.33%, 11/25/45(c)...........     1,400,000
                                               ------------
                                                 34,795,897
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
$    50,000   Ventas Realty LP/Capital
                Corp. -- 144A,
                6.75%, 06/01/10..............  $     51,000
     40,000   Ventas Realty LP/Ventas Capital
                Corp. -- 144A,
                7.13%, 06/01/15..............        41,600
                                               ------------
                                                     92,600
                                               ------------
              RETAIL -- 0.0%
     20,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        21,725
     60,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        54,900
                                               ------------
                                                     76,625
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
    100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............       115,934
                                               ------------
              SEMICONDUCTORS -- 0.0%
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                6.35%, 07/15/09(b)...........        25,813
     40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                7.12%, 12/15/11(b)...........        39,800
                                               ------------
                                                     65,613
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.1%
    225,000   Irwin Land LLC, Series A-2,
                5.40%, 12/15/47..............       217,991
    235,000   Resona Preferred Global
                Securities  -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual(a)..........       243,710
                                               ------------
                                                    461,701
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.8%
     73,000   Cincinnati Bell, Inc.,
                7.00% 02/15/15...............        70,810
     25,000   Citizens Communications
                Company,
                6.25%, 01/15/13..............        24,125
    150,000   Deutsche Telekom International
                Finance BV (The Netherlands),
                5.25%, 07/22/13..............       151,680
     15,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                8.25%, 01/15/13..............        15,169
     30,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                8.70%, 01/15/12(j)...........        30,675
     10,000   Nextel Communications, Inc.,
                Series D,
                7.38%, 08/01/15..............        10,715

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    60,000   Nextel Communications, Inc.,
                Series F,
                5.95%, 03/15/14..............  $     61,502
    780,000   Qwest Communications
                International, Inc., Floating
                Rate,
                7.29%, 02/15/09(b)...........       774,150
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       109,988
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        40,400
     15,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............        16,238
    960,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       976,294
    210,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       206,748
     20,000   Valor Telecommunications
                Enterprises LLC,
                7.75%, 02/15/15..............        19,500
    530,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       602,279
                                               ------------
                                                  3,110,273
                                               ------------
              TRANSPORTATION -- 0.1%
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        88,400
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        79,800
    130,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       132,875
                                               ------------
                                                    301,075
                                               ------------
              UTILITIES: ELECTRIC -- 0.8%
    760,000   AES Corp.,
                7.75%, 03/01/14..............       809,400
     90,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        89,101
    320,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............       330,673
    150,000   Duke Energy Corp.,
                6.25%, 01/15/12..............       159,791
    320,000   Duke Energy Corp.,
                5.63%, 11/30/12..............       330,850
    210,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       223,883
    450,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       529,452
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        55,938
     42,577   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        46,861

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   270,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............  $    291,995
    210,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       219,236
     15,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............        16,350
     55,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............        54,313
    200,000   Swepco Capital Trust I,
                Variable Rate,
                5.25%, 10/01/43 (a)..........       198,535
     40,000   Texas Genco LLC/
                Financing -- 144A,
                6.88%, 12/15/14..............        40,900
                                               ------------
                                                  3,397,278
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $76,033,187)...........    75,539,987
                                               ------------
              MUNICIPAL BOND -- 0.0%
              NEW YORK
    110,000   Liberty NY Development Corp.,
                Revenue Bond,
                5.25%, 10/01/35
                (Cost $121,756)..............       122,920
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 2.3%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       482,420
    315,000   AID-Israel (Israel),
                5.50%, 09/18/33..............       340,366
    510,000   Federal Republic of Brazil
                (Brazil),
                14.50%, 10/15/09.............       664,530
    120,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............       128,340
    190,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............       261,915
    690,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       846,803
    156,473   Federal Republic of Brazil,
                Series 18YR (Brazil),
                Floating Rate,
                4.31%, 04/15/12(j)...........       154,329
     28,000   Federal Republic of Brazil,
                Series B (Brazil),
                8.88%, 04/15/24..............        29,960
    339,987   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(o)...........       440,887
    400,000   Japan Finance Corp. for
                Municipal Enterprises, Series
                DTC (Japan),
                4.63%, 04/21/15..............       398,222

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   920,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(n)...........  $    718,136
    280,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............       390,880
    270,000   Republic of Panama (Panama),
                10.75%, 05/15/20.............       377,325
    150,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............       181,875
    205,000   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........       203,463
  1,650,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............     1,900,063
    320,000   United Mexican States, Series
                MTN (Mexico),
                8.30%, 08/15/31..............       400,800
  1,395,000   United Mexican States, Series
                MTNA (Mexico),
                7.50%, 04/08/33..............     1,621,687
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $8,966,163)............     9,542,001
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.7%
              FEDERAL HOME LOAN BANK -- 0.3%
  1,500,000   3.59%, 10/12/05................     1,498,355
                                               ------------
              FREDDIE MAC -- 0.4%
  1,500,000   3.67%, 12/12/05................     1,488,990
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $2,987,345)............     2,987,345
                                               ------------
              YANKEE CERTIFICATE OF DEPOSIT -- 0.4%
  1,500,000   Countrywide Bank (VA),
                Variable Rate,
                3.85%, 11/23/05(a) (Cost
                $1,500,000)..................     1,500,000
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.1%
    500,000   BellSouth Corp. -- 144A,
                4.26%, 04/26/06 (Cost
                $501,315)....................       501,315
                                               ------------
              COMMERCIAL PAPER -- 0.4%
  1,500,000   Barclays US Funding LLC,
                3.62%, 10/06/05 (Cost
                $1,499,246)..................     1,499,246
                                               ------------
              DOMESTIC CERTIFICATE OF DEPOSIT -- 0.4%
  1,600,000   Washington Mutual Bank,
                3.71%, 11/14/05 (Cost
                $1,600,000)..................     1,600,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 6.3%
$25,985,591   Securities Lending Collateral
                Investment (Note 3)
                (Cost $25,985,591)...........  $ 25,985,591
                                               ------------
 CONTRACTS
 ---------
              PURCHASED CALL OPTIONS -- 0.0%
          7   Federal Fund Future October
                Future, Expiring October
                2005@ 96,
                3.75%, 10/31/05 (Cost
                $764)........................            73
                                               ------------
              TOTAL SECURITIES
                (Cost $446,257,906)..........   466,928,639
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 5.6%
$23,264,804   With Investors Bank and Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $23,271,241
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.05%, due 04/01/32 with a
                value of $3,428,044 and
                Freddie Mac, 4.12%, due
                01/15/35 with a value of
                $21,000,000) (Cost
                $23,264,804).................    23,264,804
                                               ------------
 CONTRACTS
 ---------
              PUT OPTIONS WRITTEN -- 0.0%
        (43)  US Treasury Note (10 Year)
                December Future, Expiring
                November 2005@ 109,
                (6.00%), 11/22/05............       (19,484)
        (32)  US Treasury Note December
                Future, Expiring November
                2005@ 113,
                (6.00%), 11/22/05............       (26,000)
                                               ------------
              TOTAL PUT OPTIONS WRITTEN
                (Premium $46,078)............       (45,484)
                                               ------------
              Total Investments -- 118.4%
                (Cost $469,476,632)..........   490,147,959
              Liabilities less other
                assets -- (18.4)%............   (76,339,199)
                                               ------------
              NET ASSETS -- 100.0%...........  $413,808,760
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $469,476,632.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........    $28,493,584
    Gross unrealized depreciation.........     (7,822,257)
                                              -----------
    Net unrealized appreciation...........    $20,671,327
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.4%
   1,070,000   The Interpublic Group of
                 Companies, Inc.*(d).......  $   12,454,800
                                             --------------
               AEROSPACE AND DEFENSE -- 2.6%
     275,000   Goodrich Corp. .............      12,193,500
     719,200   The Boeing Company..........      48,869,640
     340,600   United Technologies
                 Corp. ....................      17,656,704
                                             --------------
                                                 78,719,844
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.5%
     341,600   Jones Apparel Group,
                 Inc. .....................       9,735,600
     320,000   Limited Brands, Inc. .......       6,537,600
                                             --------------
                                                 16,273,200
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 1.0%
   1,026,300   General Motors Corp.(d).....      31,415,043
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.8%
     104,000   BorgWarner, Inc.(d).........       5,871,840
     142,725   Lear Corp.(d)...............       4,848,368
     173,900   Magna International, Inc. --
                 Class A (Canada)(d).......      13,018,154
                                             --------------
                                                 23,738,362
                                             --------------
               BANKS -- 3.4%
     926,082   Bank of America Corp.(d)....      38,988,052
     397,300   National City Corp.(d)......      13,285,712
     255,800   SunTrust Banks, Inc. .......      17,765,310
     560,000   Wachovia Corp.(d)...........      26,650,400
     132,800   Wells Fargo & Company.......       7,778,096
                                             --------------
                                                104,467,570
                                             --------------
               BROADCAST SERVICES/MEDIA -- 5.6%
   1,031,900   Clear Channel
                 Communications, Inc. .....      33,939,191
   1,198,265   Comcast Corp. -- Class A*...      35,205,026
     645,000   Comcast Corp. -- Special
                 Class A*..................      18,563,100
   3,470,200   Time Warner, Inc. ..........      62,845,322
     592,800   Tribune Company.............      20,089,992
                                             --------------
                                                170,642,631
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.7%
   1,856,500   Electronic Data Systems
                 Corp. ....................      41,659,860
     538,280   Ingram Micro, Inc. -- Class
                 A*........................       9,979,711
     580,000   Microsoft Corp. ............      14,923,400
   3,783,200   Sun Microsystems, Inc.*.....      14,830,144
                                             --------------
                                                 81,393,115
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTERS AND OFFICE EQUIPMENT -- 4.7%
   3,403,300   Hewlett-Packard Company.....  $   99,376,360
     543,500   International Business
                 Machines Corp. ...........      43,599,570
                                             --------------
                                                142,975,930
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.7%
     135,000   Martin Marietta Materials,
                 Inc. .....................      10,592,100
     130,000   Vulcan Materials
                 Company(d)................       9,647,300
                                             --------------
                                                 20,239,400
                                             --------------
               CONSUMER GOODS AND SERVICES -- 4.1%
     425,000   Altria Group, Inc. .........      31,326,750
   1,040,800   General Electric Company....      35,043,736
     396,500   Kimberly-Clark Corp. .......      23,603,645
     228,000   Procter & Gamble
                 Company(d)................      13,556,880
     112,450   The Clorox Company..........       6,245,473
     217,000   Unilever NV (The
                 Netherlands)..............      15,504,650
                                             --------------
                                                125,281,134
                                             --------------
               ELECTRONICS -- 3.6%
     285,233   Arrow Electronics, Inc.*....       8,944,907
     422,200   Avnet, Inc.*................      10,322,790
   1,121,400   Flextronics International,
                 Ltd. (Singapore)*.........      14,409,990
     100,000   Hubbell, Inc. -- Class B....       4,693,000
   1,939,177   Sanmina-SCI Corp.*..........       8,319,069
   6,843,975   Solectron Corp.*............      26,759,942
   1,087,500   Sony Corp. (ADR)
                 (Japan)(d)................      36,094,125
                                             --------------
                                                109,543,823
                                             --------------
               FINANCIAL SERVICES -- 10.2%
     437,800   American Express Company....      25,147,232
   1,415,500   Citigroup, Inc. ............      64,433,560
     694,600   Fannie Mae..................      31,131,972
     399,900   Freddie Mac.................      22,578,354
   2,061,940   JPMorgan Chase & Company....      69,961,625
     124,500   Lehman Brothers Holdings,
                 Inc.(d)...................      14,501,760
     975,800   Merrill Lynch & Company,
                 Inc. .....................      59,865,330
      74,400   Morgan Stanley..............       4,013,136
     139,000   The Goldman Sachs Group,
                 Inc. .....................      16,899,620
                                             --------------
                                                308,532,589
                                             --------------

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 1.9%
   1,055,400   Kraft Foods, Inc. -- Class
                 A.........................  $   32,284,686
     255,000   PepsiCo, Inc. ..............      14,461,050
     600,000   Tyson Foods, Inc. -- Class
                 A.........................      10,830,000
                                             --------------
                                                 57,575,736
                                             --------------
               INSURANCE -- 8.6%
     576,600   American International
                 Group, Inc. ..............      35,726,136
     240,000   Genworth Financial, Inc. --
                 Class A...................       7,737,600
     450,200   MetLife, Inc. ..............      22,433,466
      61,566   PartnerRE, Ltd. (Bermuda)...       3,943,302
     170,000   RenaissanceRe Holdings, Ltd.
                 (Bermuda).................       7,434,100
     754,200   The Allstate Corp. .........      41,699,718
     533,400   The Chubb Corp. ............      47,765,970
     240,000   The Hartford Financial
                 Services Group, Inc. .....      18,520,800
   1,003,038   The St. Paul Travelers
                 Companies, Inc. ..........      45,006,315
     270,300   Torchmark Corp. ............      14,279,949
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........      16,191,140
                                             --------------
                                                260,738,496
                                             --------------
               MANUFACTURING -- 2.5%
     204,000   Cooper Industries, Ltd. --
                 Class A (Bermuda).........      14,104,560
     100,000   Eaton Corp. ................       6,355,000
     887,700   Honeywell International,
                 Inc. .....................      33,288,750
     592,950   Smurfit-Stone Container
                 Corp.*....................       6,142,962
     240,000   Textron, Inc. ..............      17,212,800
                                             --------------
                                                 77,104,072
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 4.7%
   1,095,100   HCA, Inc. ..................      52,477,192
   1,114,600   Medco Health Solutions,
                 Inc.*.....................      61,113,518
   2,560,600   Tenet Healthcare
                 Corp.*(d).................      28,755,538
                                             --------------
                                                142,346,248
                                             --------------
               OIL, COAL AND GAS -- 10.1%
     599,000   ChevronTexaco Corp. ........      38,773,270
   1,582,702   ConocoPhillips..............     110,646,697
     188,950   ENSCO International,
                 Inc. .....................       8,803,181
   1,354,800   Exxon Mobil Corp. ..........      86,083,992
     300,000   GlobalSantaFe Corp. (Cayman
                 Islands)..................      13,686,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     195,000   Noble Corp. (Cayman
                 Islands)..................  $   13,349,700
     398,000   Occidental Petroleum
                 Corp. ....................      34,001,140
                                             --------------
                                                305,343,980
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.5%
     500,000   MeadWestvaco Corp. .........      13,810,000
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 5.5%
     294,600   Eli Lilly and Company.......      15,766,992
     773,800   Merck & Company, Inc. ......      21,055,098
   2,046,000   Millennium Pharmaceuticals,
                 Inc.*(d)..................      19,089,180
   1,280,000   Pfizer, Inc. ...............      31,961,600
     893,400   Watson Pharmaceuticals,
                 Inc.*.....................      32,707,374
   1,026,000   Wyeth.......................      47,473,020
                                             --------------
                                                168,053,264
                                             --------------
               PRINTING AND PUBLISHING -- 0.3%
     500,000   The Reader's Digest
                 Association, Inc. ........       7,985,000
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 1.0%
     213,900   iShares Russell 1000 Value
                 Index Fund(d).............      14,729,154
     119,300   SPDR Trust Series 1(d)......      14,659,584
                                             --------------
                                                 29,388,738
                                             --------------
               RETAIL -- 3.6%
     273,981   Federated Department Stores,
                 Inc. .....................      18,321,109
   1,600,400   Office Depot, Inc.*.........      47,531,880
     254,700   Sears Holdings Corp.*.......      31,689,774
     255,000   Target Corp. ...............      13,242,150
                                             --------------
                                                110,784,913
                                             --------------
               RETAIL: RESTAURANTS -- 0.6%
     535,000   McDonald's Corp. ...........      17,917,150
                                             --------------
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc.(d)............      20,990,080
     295,700   SUPERVALU, Inc. ............       9,202,184
     779,350   The Kroger Company*.........      16,046,817
                                             --------------
                                                 46,239,081
                                             --------------
               RUBBER PRODUCTS -- 0.1%
     193,100   Cooper Tire & Rubber
                 Company(d)................       2,948,637
                                             --------------

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS -- 2.2%
   1,419,600   Advanced Micro Devices,
                 Inc.*.....................  $   35,773,920
   1,392,400   Intersil Corp. -- Class
                 A(d)......................      30,326,472
                                             --------------
                                                 66,100,392
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.4%
   5,895,300   Lucent Technologies,
                 Inc.*.....................      19,159,725
   1,139,200   Nokia Oyj (ADR) (Finland)...      19,263,872
   1,707,566   Nortel Networks Corp.
                 (Canada)*.................       5,566,665
   9,072,800   Qwest Communications
                 International, Inc.*(d)...      37,198,480
   1,466,000   SBC Communications,
                 Inc.(d)...................      35,140,020
   1,178,800   Sprint Corp. (FON Group)....      28,031,864
     964,950   Tellabs, Inc.*..............      10,151,274
     320,652   Verizon Communications,
                 Inc. .....................      10,482,114
                                             --------------
                                                164,994,014
                                             --------------
               TOYS -- 1.1%
   2,088,000   Mattel, Inc. ...............      34,827,840
                                             --------------
               TRANSPORTATION -- 4.7%
     377,900   Burlington Northern Santa Fe
                 Corp. ....................      22,598,420
     619,200   CNF, Inc. ..................      32,508,000
   1,436,600   CSX Corp. ..................      66,773,168
     525,300   Norfolk Southern Corp. .....      21,306,168
                                             --------------
                                                143,185,756
                                             --------------
               UTILITIES: ELECTRIC -- 3.3%
   1,200,180   American Electric Power
                 Company, Inc. ............      47,647,146
     374,800   Constellation Energy
                 Group.....................      23,087,680
     225,000   Entergy Corp. ..............      16,722,000
     305,800   Wisconsin Energy Corp. .....      12,207,536
                                             --------------
                                                 99,664,362
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,609,319,406).....   2,974,685,120
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 9.8%
$296,093,239   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $296,093,239).......  $  296,093,239
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,905,412,645).....   3,270,778,359
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENT -- 1.6%
$ 48,133,450   With Investors Bank & Trust,
                 dated 09/30/05,
                 3.32%, due 10/03/05,
                 repurchase proceeds at
                 maturity $48,146,767
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 4.29%-4.34%,
                 due 03/01/33-06/01/34 with
                 a total value of
                 $28,237,955, Freddie Mac
                 Adjustable Rate Mortgage,
                 4.12%, due 12/15/34 with a
                 value of $21,000,000 and
                 Small Business
                 Administration,
                 7.00%, due 04/25/15, with
                 a value of $1,302,168)
                 (Cost $48,133,450)........  $   48,133,450
                                             --------------
               Total Investments -- 109.3%
                 (Cost $2,953,546,095).....   3,318,911,809
               Liabilities less other
                 assets -- (9.3)%..........    (283,533,339)
                                             --------------
               NET ASSETS -- 100.0%........  $3,035,378,470
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $2,953,546,095.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 473,478,762
    Gross unrealized depreciation.........   (108,113,048)
                                            -------------
    Net unrealized appreciation...........  $ 365,365,714
                                            =============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS -- 97.3%
           ADVERTISING -- 1.0%
  11,200   The Interpublic Group of
             Companies, Inc.*................  $   130,368
                                               -----------
           AEROSPACE AND DEFENSE -- 4.5%
   5,100   Lockheed Martin Corp. ............      311,304
   2,300   Northrop Grumman Corp. ...........      125,005
   3,300   Raytheon Company..................      125,466
                                               -----------
                                                   561,775
                                               -----------
           AUTOMOTIVE EQUIPMENT -- 0.9%
   1,500   Magna International, Inc. -- Class
             A (Canada)......................      112,290
                                               -----------
           BANKS -- 2.9%
   2,900   Bank of America Corp. ............      122,090
   2,100   Comerica, Inc. ...................      123,690
   1,900   KeyCorp...........................       61,275
     900   UnionBanCal Corp. ................       62,748
                                               -----------
                                                   369,803
                                               -----------
           CHEMICALS -- 1.6%
  12,200   The Mosaic Company*...............      195,444
                                               -----------
           COMMERCIAL SERVICES -- 2.4%
  14,400   Cendant Corp. ....................      297,216
                                               -----------
           COMPUTER SOFTWARE AND SERVICES -- 9.9%
  22,200   Computer Associates International,
             Inc. ...........................      617,382
  28,100   Electronic Data Systems Corp. ....      630,564
                                               -----------
                                                 1,247,946
                                               -----------
           COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
   2,200   Hewlett-Packard Company...........       64,240
                                               -----------
           CONSTRUCTION SERVICES AND SUPPLIES -- 5.6%
   7,900   Centex Corp. .....................      510,182
   4,400   Pulte Homes, Inc. ................      188,848
                                               -----------
                                                   699,030
                                               -----------
           CONSUMER GOODS AND SERVICES -- 6.6%
   6,500   Altria Group, Inc. ...............      479,115
   3,900   Eastman Kodak Company.............       94,887
   6,000   Unilever PLC (ADR) (United
             Kingdom)........................      253,320
                                               -----------
                                                   827,322
                                               -----------
           ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
             SERVICES -- 1.8%
   7,800   Waste Management, Inc. ...........      223,158
                                               -----------

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS (CONTINUED)
           FINANCIAL SERVICES -- 9.4%
   1,400   CIT Group, Inc. ..................  $    63,252
   6,600   Freddie Mac.......................      372,636
   7,200   JPMorgan Chase & Company..........      244,296
   2,500   MBNA Corp. .......................       61,600
   3,800   Prudential Financial, Inc. .......      256,728
   4,600   Washington Mutual, Inc. ..........      180,412
                                               -----------
                                                 1,178,924
                                               -----------
           FOOD AND BEVERAGE -- 3.0%
   8,400   Kraft Foods, Inc. -- Class A......      256,956
   6,600   Sara Lee Corp. ...................      125,070
                                               -----------
                                                   382,026
                                               -----------
           INSURANCE -- 14.6%
   3,300   Assurant, Inc. ...................      125,598
   6,000   Conseco, Inc.*....................      126,660
   6,700   Genworth Financial, Inc. -- Class
             A...............................      216,008
   8,900   MetLife, Inc. ....................      443,487
   4,700   Principal Financial Group,
             Inc. ...........................      222,639
   2,200   The Allstate Corp. ...............      121,638
   1,700   The Hartford Financial Services
             Group, Inc. ....................      131,189
   9,800   The St. Paul Travelers Companies,
             Inc. ...........................      439,726
                                               -----------
                                                 1,826,945
                                               -----------
           LEISURE AND RECREATION -- 2.5%
   7,100   MGM MIRAGE*.......................      310,767
                                               -----------
           MANUFACTURING -- 3.3%
  15,100   Tyco International, Ltd.
             (Bermuda).......................      420,535
                                               -----------
           MEDICAL AND OTHER HEALTH SERVICES -- 3.1%
   4,900   HCA, Inc. ........................      234,808
  13,900   Tenet Healthcare Corp.*...........      156,097
                                               -----------
                                                   390,905
                                               -----------
           METALS AND MINING -- 3.5%
   3,800   Alcan, Inc. (Canada)..............      120,574
  12,900   Alcoa, Inc. ......................      315,018
                                               -----------
                                                   435,592
                                               -----------
           OIL, COAL AND GAS -- 1.0%
   3,000   Petro-Canada (Canada).............      125,190
                                               -----------
           PAPER AND FOREST PRODUCTS -- 2.0%
   3,100   International Paper Company.......       92,380
   2,300   Weyerhaeuser Company..............      158,125
                                               -----------
                                                   250,505
                                               -----------

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS/RESEARCH AND
             DEVELOPMENT -- 1.9%
   9,000   Merck & Company, Inc. ............  $   244,890
                                               -----------
           RETAIL: RESTAURANTS -- 1.7%
   2,800   McDonald's Corp. .................       93,772
   2,500   YUM! Brands, Inc. ................      121,025
                                               -----------
                                                   214,797
                                               -----------
           RETAIL: SUPERMARKETS -- 2.5%
   6,100   Albertson's, Inc. ................      156,465
   6,400   Safeway, Inc. ....................      163,840
                                               -----------
                                                   320,305
                                               -----------
           SEMICONDUCTORS -- 1.8%
   9,900   Freescale Semiconductor,
             Inc. -- Class A*................      231,759
                                               -----------
           TELECOMMUNICATIONS EQUIPMENT AND
             SERVICES -- 0.5%
   1,000   ALLTEL Corp. .....................       65,110
                                               -----------
           TRANSPORTATION -- 3.1%
   8,500   CSX Corp. ........................      395,080
                                               -----------
           UTILITIES: ELECTRIC -- 5.7%
   1,300   Entergy Corp. ....................       96,616
   4,300   FirstEnergy Corp. ................      224,116
   8,300   FPL Group, Inc. ..................      395,080
                                               -----------
                                                   715,812
                                               -----------
           TOTAL COMMON STOCKS
             (Cost $11,709,881)..............   12,237,734
                                               -----------
PRINCIPAL                                          VALUE
---------                                       -----------
            REPURCHASE AGREEMENT -- 2.4%
$298,866    With Investors Bank and Trust,
              dated 09/30/05,
              3.32%, due 10/03/05, repurchase
              proceeds at maturity $298,949
              (Collateralized by Government
              National Mortgage Association,
              3.75%, due 02/20/32, with a
              value of $313,809)
              (Cost $298,866).................  $   298,866
                                                -----------
            Total Investments -- 99.7%
              (Cost $12,008,747)..............   12,536,600
            Other assets less
              liabilities -- 0.3%.............       39,398
                                                -----------
            NET ASSETS -- 100.0%..............  $12,575,998
                                                ===========

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $12,008,747.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 807,459
    Gross unrealized depreciation............   (279,606)
                                               ---------
    Net unrealized appreciation..............  $ 527,853
                                               =========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.7%
               AEROSPACE AND DEFENSE -- 1.6%
      26,400   Lockheed Martin Corp. ......  $    1,611,456
     115,000   Northrop Grumman Corp. .....       6,250,250
      67,100   Raytheon Company............       2,551,142
     125,500   The Boeing Company(d).......       8,527,725
                                             --------------
                                                 18,940,573
                                             --------------
               AGRICULTURE -- 0.4%
      81,500   Monsanto Company............       5,114,125
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.3%
      67,100   Abercrombie & Fitch
                 Company -- Class A........       3,344,935
     133,600   Coach, Inc.*................       4,189,696
      17,800   Nike, Inc. -- Class B.......       1,453,904
     155,200   Nordstrom, Inc. ............       5,326,464
      42,600   Payless ShoeSource, Inc.*...         741,240
       3,500   VF Corp. ...................         202,895
                                             --------------
                                                 15,259,134
                                             --------------
               ASSET MANAGEMENT -- 0.3%
      86,100   Brascan Corp. -- Class A
                 (Canada)(d)...............       4,012,260
                                             --------------
               AUTOMOBILE: RETAIL -- 0.2%
      96,800   AutoNation, Inc.*...........       1,933,096
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
     511,200   Ford Motor Company(d).......       5,040,432
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.4%
      84,400   Autoliv, Inc. ..............       3,671,400
      27,200   TRW Automotive Holdings
                 Corp.*....................         798,048
                                             --------------
                                                  4,469,448
                                             --------------
               BANKS -- 6.1%
     185,200   Bank of America Corp. ......       7,796,920
      16,000   Bank of Hawaii Corp. .......         787,520
      59,600   BB&T Corp. .................       2,327,380
      65,000   Comerica, Inc. .............       3,828,500
      89,900   Commerce Bancorp, Inc. (New
                 Jersey)(d)................       2,759,031
      38,400   Downey Financial Corp. .....       2,338,560
      80,100   IndyMac Bancorp, Inc. ......       3,170,358
     136,300   KeyCorp.....................       4,395,675
      79,900   National City Corp. ........       2,671,856
       7,700   Northern Trust Corp. .......         389,235
      46,200   PNC Financial Services
                 Group, Inc. ..............       2,680,524
      88,500   UnionBanCal Corp. ..........       6,170,220
     370,000   US Bancorp..................      10,389,600

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     185,500   Wachovia Corp. .............  $    8,827,945
     219,000   Wells Fargo & Company.......      12,826,830
                                             --------------
                                                 71,360,154
                                             --------------
               BROADCAST SERVICES/MEDIA -- 3.2%
      84,300   Comcast Corp. -- Class A*...       2,476,734
      18,500   Gannett Company, Inc. ......       1,273,355
      13,500   Hearst-Argyle Television,
                 Inc. -- Class A...........         346,815
      28,600   Liberty Global,
                 Inc. -- Class A*..........         774,488
      28,600   Liberty Global, Inc. --
                 Series C*(d)..............         736,450
     194,100   Liberty Media Corp. -- Class
                 A*........................       1,562,505
      29,600   McGraw-Hill Companies,
                 Inc. .....................       1,421,984
     119,400   News Corp. -- Class A.......       1,861,446
     152,700   Shaw Communications, Inc. --
                 Class B (Canada)..........       3,202,119
     125,600   The Walt Disney Company.....       3,030,728
     586,000   Time Warner, Inc. ..........      10,612,460
     210,465   Viacom, Inc. -- Class B.....       6,947,450
      93,100   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......       3,343,221
                                             --------------
                                                 37,589,755
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.8%
      42,200   Fair Isaac Corp. ...........       1,890,560
      37,100   Fiserv, Inc.*...............       1,701,777
     104,300   GTECH Holdings Corp. .......       3,343,858
      52,100   Moody's Corp.(d)............       2,661,268
                                             --------------
                                                  9,597,463
                                             --------------
               CHEMICALS -- 0.7%
     133,600   Agrium, Inc. (Canada).......       2,935,192
      64,100   Methanex Corp. (Canada).....         953,167
     113,200   The Dow Chemical Company....       4,717,044
                                             --------------
                                                  8,605,403
                                             --------------
               COMMERCIAL SERVICES -- 0.2%
     107,500   Cendant Corp. ..............       2,218,800
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.2%
     143,800   ATI Technologies, Inc.
                 (Canada)*.................       2,004,572
      55,700   Autodesk, Inc. .............       2,586,708
      76,900   Automatic Data Processing,
                 Inc. .....................       3,309,776
      55,100   BMC Software, Inc.*.........       1,162,610
      88,100   Cadence Design Systems,
                 Inc.*(d)..................       1,423,696
         160   Computer Associates
                 International, Inc. ......           4,450

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      53,700   Computer Sciences Corp.*....  $    2,540,547
     197,400   Compuware Corp.*............       1,875,300
     125,300   Electronic Arts, Inc.*......       7,128,317
     175,700   Ingram Micro, Inc. -- Class
                 A*........................       3,257,478
   1,172,000   Microsoft Corp. ............      30,155,560
     142,100   NVIDIA Corp.*(d)............       4,871,188
                                             --------------
                                                 60,320,202
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 3.1%
      46,100   Apple Computer, Inc.*.......       2,471,421
      98,000   Dell, Inc.*.................       3,351,600
     453,700   Hewlett-Packard Company.....      13,248,040
      49,200   HNI Corp.(d)................       2,962,824
     102,300   International Business
                 Machines Corp. ...........       8,206,506
     122,700   SanDisk Corp.*..............       5,920,275
                                             --------------
                                                 36,160,666
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
      52,900   Beazer Homes USA, Inc.(d)...       3,103,643
      21,900   KB Home.....................       1,603,080
      37,700   MDC Holdings, Inc. .........       2,974,153
      70,800   Standard Pacific Corp. .....       2,938,908
                                             --------------
                                                 10,619,784
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.2%
     198,800   Altria Group, Inc. .........      14,653,548
      33,300   American Greetings Corp. --
                 Class A(d)................         912,420
      93,300   Colgate-Palmolive Company...       4,925,307
      58,300   Energizer Holdings, Inc.*...       3,305,610
     908,900   General Electric Company....      30,602,663
     324,000   Procter & Gamble
                 Company(d)................      19,265,040
      24,600   Reynolds American,
                 Inc.(d)...................       2,042,292
      12,100   The Black & Decker Corp. ...         993,289
      47,400   The Clorox Company..........       2,632,596
      31,800   The Gillette Company........       1,850,760
       5,400   United Parcel Service,
                 Inc. -- Class B...........         373,302
      31,100   UST, Inc. ..................       1,301,846
                                             --------------
                                                 82,858,673
                                             --------------
               DISTRIBUTION -- 0.0%
      10,000   Tech Data Corp.*............         367,100
                                             --------------
               ELECTRONICS -- 0.2%
      25,700   Emerson Electric Company....       1,845,260
      16,500   Jabil Circuit, Inc.*........         510,180
                                             --------------
                                                  2,355,440
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.0%
      10,400   Republic Services, Inc. ....  $      367,016
                                             --------------
               FINANCIAL SERVICES -- 8.1%
     164,400   American Express Company....       9,443,136
      89,300   AmeriCredit Corp.*..........       2,131,591
      20,200   Ameritrade Holding
                 Corp.*(d).................         433,896
      66,200   Capital One Financial
                 Corp. ....................       5,264,224
     559,000   Citigroup, Inc. ............      25,445,680
      28,900   E*TRADE Financial Corp.*....         508,640
      15,700   Franklin Resources, Inc. ...       1,318,172
     181,700   JPMorgan Chase & Company....       6,165,081
      59,600   Lehman Brothers Holdings,
                 Inc.(d)...................       6,942,208
     181,400   Merrill Lynch & Company,
                 Inc. .....................      11,128,890
      47,600   Morgan Stanley..............       2,567,544
      15,900   Nuveen Investments -- Class
                 A.........................         626,301
      39,500   Providian Financial
                 Corp.*....................         698,360
      49,000   Prudential Financial,
                 Inc. .....................       3,310,440
      16,200   The Bear Stearns Companies,
                 Inc. .....................       1,777,950
      51,100   The Goldman Sachs Group,
                 Inc. .....................       6,212,738
     225,400   Washington Mutual,
                 Inc.(d)...................       8,840,188
                                             --------------
                                                 92,815,039
                                             --------------
               FOOD AND BEVERAGE -- 2.6%
     112,700   Archer-Daniels-Midland
                 Company...................       2,779,182
     136,200   Coca-Cola Company...........       5,882,478
      67,800   Dean Foods Company*.........       2,634,708
       6,400   Hershey Foods Corp. ........         360,384
      14,100   PepsiAmericas, Inc. ........         320,493
     155,200   PepsiCo, Inc. ..............       8,801,392
      60,100   Pilgrim's Pride Corp. ......       2,187,640
     104,500   Sysco Corp. ................       3,278,165
      63,800   The Pepsi Bottling Group,
                 Inc. .....................       1,821,490
     111,300   Tyson Foods, Inc. -- Class
                 A.........................       2,008,965
                                             --------------
                                                 30,074,897
                                             --------------
               INSURANCE -- 5.9%
      62,600   Aetna, Inc. ................       5,392,364
     128,800   American International
                 Group, Inc. ..............       7,980,448
     108,600   Axis Capital Holdings, Ltd.
                 (Bermuda).................       3,096,186
      15,300   CIGNA Corp. ................       1,803,258
      69,800   Endurance Specialty
                 Holdings, Ltd.
                 (Bermuda).................       2,380,878
      70,000   First American Corp. .......       3,196,900

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      68,900   Genworth Financial, Inc. --
                 Class A...................  $    2,221,336
      60,400   Loews Corp. ................       5,581,564
      41,600   MBIA, Inc.(d)...............       2,521,792
      68,300   MetLife, Inc. ..............       3,403,389
      11,900   Nationwide Financial
                 Services, Inc. -- Class
                 A.........................         476,595
     132,200   Principal Financial Group,
                 Inc. .....................       6,262,314
      63,400   Radian Group, Inc. .........       3,366,540
      70,400   SAFECO Corp. ...............       3,757,952
     127,700   The Allstate Corp. .........       7,060,533
      10,500   The Chubb Corp. ............         940,275
      77,200   The PMI Group, Inc. ........       3,077,964
      25,000   The Progressive Corp. ......       2,619,250
      38,100   The St. Paul Travelers
                 Companies, Inc. ..........       1,709,547
      17,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........       1,156,510
                                             --------------
                                                 68,005,595
                                             --------------
               INTERNET SERVICES -- 2.4%
     234,800   Cisco Systems, Inc.*........       4,209,964
      33,500   Google, Inc. -- Class
                 A*(d).....................      10,601,410
     214,100   Juniper Networks, Inc.*.....       5,093,439
      18,300   McAfee, Inc.*...............         574,986
      36,500   Symantec Corp.*.............         827,090
     102,200   VeriSign, Inc.*.............       2,184,014
     134,700   YAHOO!, Inc.*...............       4,558,248
                                             --------------
                                                 28,049,151
                                             --------------
               LEISURE AND RECREATION -- 1.0%
       8,300   Carnival Corp. (Panama).....         414,834
      10,200   Marriott International,
                 Inc. -- Class A...........         642,600
      24,600   MGM MIRAGE*.................       1,076,742
      38,200   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       1,650,240
     137,500   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........       7,860,875
                                             --------------
                                                 11,645,291
                                             --------------
               MACHINERY -- 1.4%
     106,600   Caterpillar, Inc. ..........       6,262,750
      35,200   Cummins, Inc.(d)............       3,097,248
      46,500   Deere & Company.............       2,845,800
      20,800   Terex Corp.*................       1,028,144
     116,500   The Timken Company..........       3,451,895
                                             --------------
                                                 16,685,837
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 0.8%
      38,600   3M Company..................  $    2,831,696
       8,400   Harsco Corp. ...............         550,788
     102,300   Honeywell International,
                 Inc. .....................       3,836,250
       5,100   Illinois Tool Works,
                 Inc. .....................         419,883
       9,600   Ingersoll-Rand Company,
                 Ltd. -- Class A
                 (Bermuda).................         367,008
       9,900   ITT Industries, Inc. .......       1,124,640
                                             --------------
                                                  9,130,265
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 1.7%
      66,900   DaVita, Inc.*(d)............       3,082,083
      57,000   McKesson Corp. .............       2,704,650
      38,600   Medco Health Solutions,
                 Inc.*.....................       2,116,438
      38,500   Omnicare, Inc. .............       2,164,855
      88,700   UnitedHealth Group,
                 Inc.(d)...................       4,984,940
      57,400   WellPoint, Inc.*............       4,352,068
                                             --------------
                                                 19,405,034
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 4.2%
      40,700   Baxter International,
                 Inc. .....................       1,622,709
       6,800   Becton, Dickinson and
                 Company...................         356,524
      67,300   Dade Behring Holdings,
                 Inc. .....................       2,467,218
      10,900   Guidant Corp. ..............         750,901
     368,000   Johnson & Johnson...........      23,287,040
      69,100   Kinetic Concepts, Inc.*.....       3,924,880
     120,300   Medtronic, Inc. ............       6,450,486
     113,900   St Jude Medical, Inc.*......       5,330,520
      51,900   Stryker Corp. ..............       2,565,417
      27,500   Zimmer Holdings, Inc.*......       1,894,475
                                             --------------
                                                 48,650,170
                                             --------------
               METALS AND MINING -- 1.2%
      46,000   IPSCO, Inc. (Canada)........       3,288,540
       7,600   Newmont Mining Corp. .......         358,492
     101,200   Nucor Corp. ................       5,969,788
      26,400   Phelps Dodge Corp. .........       3,430,152
      30,900   United States Steel
                 Corp.(d)..................       1,308,615
                                             --------------
                                                 14,355,587
                                             --------------
               OIL AND GAS: PIPELINES -- 0.1%
      12,900   Questar Corp. ..............       1,136,748
                                             --------------
               OIL, COAL AND GAS -- 10.1%
      30,900   Anadarko Petroleum Corp. ...       2,958,675
      37,600   Apache Corp. ...............       2,828,272
      40,300   Baker Hughes, Inc. .........       2,405,104
      40,100   Burlington Resources,
                 Inc. .....................       3,260,932
     243,700   ChevronTexaco Corp. ........      15,774,701
     194,000   ConocoPhillips..............      13,562,540

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     100,300   Devon Energy Corp. .........  $    6,884,592
      99,300   EOG Resources, Inc. ........       7,437,570
     493,800   Exxon Mobil Corp.(d)........      31,376,052
      26,000   Marathon Oil Corp. .........       1,792,180
      89,100   Newfield Exploration
                 Company*..................       4,374,810
      37,500   Occidental Petroleum
                 Corp. ....................       3,203,625
      51,400   Petro-Canada (Canada).......       2,144,922
      60,000   PetroKazakhstan, Inc. --
                 Class A (Canada)..........       3,265,800
      11,300   Schlumberger, Ltd.
                 (Netherlands Antilles)....         953,494
      88,300   Sunoco, Inc. ...............       6,905,060
      32,600   Transocean, Inc. (Cayman
                 Islands)*.................       1,998,706
      94,000   UGI Corp. ..................       2,646,100
      26,600   Valero Energy Corp. ........       3,007,396
                                             --------------
                                                116,780,531
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.0%
      10,300   Georgia-Pacific Corp. ......         350,818
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 7.2%
       9,800   Abbott Laboratories.........         415,520
      28,100   Allergan, Inc.(d)...........       2,574,522
      70,200   AmerisourceBergen Corp. ....       5,426,460
     215,800   Amgen, Inc.*................      17,192,786
      41,000   Bristol-Myers Squibb
                 Company...................         986,460
      27,700   Cardinal Health, Inc. ......       1,757,288
     147,000   Caremark Rx, Inc.*..........       7,339,710
      37,300   Eli Lilly and Company.......       1,996,296
      53,200   Genentech, Inc.*............       4,479,972
      12,400   Genzyme Corp.*..............         888,336
     203,300   King Pharmaceuticals,
                 Inc.*.....................       3,126,754
      47,200   Merck & Company, Inc. ......       1,284,312
      36,800   Novartis AG (ADR)
                 (Switzerland).............       1,876,800
   1,104,100   Pfizer, Inc. ...............      27,569,377
     132,200   Wyeth.......................       6,116,894
                                             --------------
                                                 83,031,487
                                             --------------
               PRINTING AND PUBLISHING -- 0.0%
      18,600   Dex Media, Inc. ............         516,894
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.3%
      70,300   CB Richard Ellis Group,
                 Inc. -- Class A*..........       3,458,760
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      74,300   Equity Office Properties
                 Trust.....................  $    2,430,353
                                             --------------
               RETAIL -- 3.9%
      25,600   7-Eleven, Inc.*.............         911,616
     107,400   Best Buy Company, Inc. .....       4,675,122
     111,703   Circuit City Stores,
                 Inc. .....................       1,916,823
     154,600   CVS Corp. ..................       4,484,946
      48,200   Dillard's, Inc. -- Class
                 A.........................       1,006,416
      13,900   Federated Department Stores,
                 Inc. .....................         929,493
      19,000   Home Depot, Inc. ...........         724,660
      83,400   JC Penney Company, Inc.
                 (Holding Company).........       3,954,828
     105,500   Kohl's Corp.*...............       5,293,990
      74,900   Lowe's Companies, Inc.(d)...       4,823,560
     158,900   Office Depot, Inc.*.........       4,719,330
      33,700   Sears Holdings Corp.*.......       4,192,954
      13,200   Target Corp. ...............         685,476
      64,800   Wal-Mart Stores, Inc. ......       2,839,536
      93,400   Walgreen Company............       4,058,230
                                             --------------
                                                 45,216,980
                                             --------------
               RETAIL: RESTAURANTS -- 0.8%
      82,100   Brinker International,
                 Inc.*(d)..................       3,083,676
     116,600   Darden Restaurants, Inc. ...       3,541,142
      18,700   Starbucks Corp.*............         936,870
      29,700   YUM! Brands, Inc. ..........       1,437,777
                                             --------------
                                                  8,999,465
                                             --------------
               RETAIL: SUPERMARKETS -- 0.9%
     151,500   SUPERVALU, Inc. ............       4,714,680
     267,300   The Kroger Company*.........       5,503,707
                                             --------------
                                                 10,218,387
                                             --------------
               SCIENTIFIC AND TECHNICAL
                 INSTRUMENTS -- 0.1%
      32,900   Agilent Technologies,
                 Inc.*.....................       1,077,475
                                             --------------
               SEMICONDUCTORS -- 4.3%
      38,500   Advanced Micro Devices,
                 Inc.*.....................         970,200
     249,800   Applied Materials, Inc. ....       4,236,608
      88,500   Broadcom Corp. -- Class
                 A*........................       4,151,535

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
      55,499   Freescale Semiconductor,
                 Inc. -- Class B*..........  $    1,308,666
     345,600   Intel Corp. ................       8,519,040
     100,300   Maxim Integrated Products,
                 Inc. .....................       4,277,795
     138,500   Micron Technology, Inc.*....       1,842,050
     271,500   National Semiconductor
                 Corp. ....................       7,140,450
     502,400   Texas Instruments, Inc. ....      17,031,360
                                             --------------
                                                 49,477,704
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 4.6%
     149,700   BCE, Inc. (Canada)(d).......       4,107,768
      44,800   BellSouth Corp. ............       1,178,240
     165,800   CenturyTel, Inc.(d).........       5,799,684
     653,800   Motorola, Inc. .............      14,442,442
     216,900   QUALCOMM, Inc. .............       9,706,275
      49,600   SBC Communications,
                 Inc.(d)...................       1,188,912
     103,300   Sprint Corp. (FON Group)....       2,456,474
      11,100   Telephone and Data Systems,
                 Inc. -- Special Common
                 Shares....................         416,805
     443,000   Verizon Communications,
                 Inc. .....................      14,481,670
                                             --------------
                                                 53,778,270
                                             --------------
               TRANSPORTATION -- 1.3%
      33,000   Burlington Northern Santa Fe
                 Corp. ....................       1,973,400
      60,200   CNF, Inc. ..................       3,160,500
      87,500   CSX Corp. ..................       4,067,000
     103,400   Norfolk Southern Corp. .....       4,193,904
      14,900   Swift Transportation
                 Company, Inc.*............         263,730
      41,900   Teekay Shipping Corp.
                 (Marshall Islands)........       1,803,795
                                             --------------
                                                 15,462,329
                                             --------------
               UTILITIES: ELECTRIC -- 3.4%
      46,700   American Electric Power
                 Company, Inc. ............       1,853,990
      74,000   Constellation Energy
                 Group.....................       4,558,400
     161,700   Edison International(d).....       7,645,176
      67,200   Entergy Corp. ..............       4,994,304
      77,000   Exelon Corp. ...............       4,114,880
      82,600   FirstEnergy Corp. ..........       4,305,112
      47,200   NRG Energy, Inc.*(d)........       2,010,720

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
      69,300   PG&E Corp. .................  $    2,720,025
      64,100   TXU Corp. ..................       7,235,608
      15,000   Wisconsin Energy Corp. .....         598,800
                                             --------------
                                                 40,037,015
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $1,024,743,840)...........   1,147,979,606
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 9.8%
$113,406,276   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $113,406,276).......     113,406,276
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,138,150,116).....   1,261,385,882
                                             --------------
               REPURCHASE AGREEMENT -- 1.0%
  11,287,633   With Investors Bank and
                 Trust, dated 09/30/05,
                 3.32%, due 10/03/05,
                 repurchase proceeds at
                 maturity $11,290,756
                 (Collateralized by various
                 Small Business
                 Administrations,
                 5.13%-6.29%, due 02/25/29-
                 05/25/30, with a total
                 value of $11,852,015)
                 (Cost $11,287,633)........      11,287,633
                                             --------------
               Total Investments -- 109.5%
                 (Cost $1,149,437,749).....   1,272,673,515
               Liabilities less other
                 assets -- (9.5)%..........    (110,217,013)
                                             --------------
               NET ASSETS  -- 100.0%.......  $1,162,456,502
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $1,149,437,749.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $152,670,124
    Gross unrealized depreciation..........   (29,434,358)
                                             ------------
    Net unrealized appreciation............  $123,235,766
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 99.0%
               AEROSPACE AND DEFENSE -- 1.5%
     161,122   General Dynamics Corp. .....  $   19,262,135
     267,170   The Boeing Company..........      18,154,202
                                             --------------
                                                 37,416,337
                                             --------------
               AGRICULTURE -- 0.4%
     153,200   Monsanto Company............       9,613,300
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.3%
     210,285   Nordstrom, Inc. ............       7,216,981
                                             --------------
               BANKS -- 1.5%
     372,500   Commerce Bancorp, Inc. (New
                 Jersey)(d)................      11,432,025
     305,324   UBS AG (Switzerland)........      26,105,202
                                             --------------
                                                 37,537,227
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.5%
     495,600   News Corp. -- Class A.......       7,726,404
     936,460   Time Warner, Inc. ..........      16,959,291
     380,000   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......      13,645,800
                                             --------------
                                                 38,331,495
                                             --------------
               CHEMICALS -- 0.4%
     250,800   The Dow Chemical Company....      10,450,836
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 6.2%
     581,230   ATI Technologies, Inc.
                 (Canada)*.................       8,102,346
     313,900   Automatic Data Processing,
                 Inc. .....................      13,510,256
     506,695   Electronic Arts, Inc.*......      28,825,879
   3,251,470   Microsoft Corp. ............      83,660,323
     576,115   NVIDIA Corp.*(d)............      19,749,222
                                             --------------
                                                153,848,026
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.0%
     311,550   International Business
                 Machines Corp. ...........      24,992,541
     500,200   SanDisk Corp.*..............      24,134,650
                                             --------------
                                                 49,127,191
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
     186,627   Lennar Corp. -- Class
                 A(d)......................      11,152,830
                                             --------------
               CONSUMER GOODS AND SERVICES -- 12.1%
     230,605   Altria Group, Inc. .........      16,997,895
     310,900   Colgate-Palmolive Company...      16,412,411
     424,720   FedEx Corp. ................      37,005,854
   3,655,841   General Electric Company....     123,092,167
   1,764,442   Procter & Gamble
                 Company(d)................     104,913,721
                                             --------------
                                                298,422,048
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 8.6%
     677,120   American Express Company....  $   38,893,773
     270,810   Capital One Financial
                 Corp.(d)..................      21,534,811
     118,779   Chicago Mercantile Exchange
                 Holdings, Inc. ...........      40,064,157
     733,402   Countrywide Financial
                 Corp.(d)..................      24,187,598
     766,255   SLM Corp. ..................      41,101,918
     399,170   The Goldman Sachs Group,
                 Inc. .....................      48,531,088
                                             --------------
                                                214,313,345
                                             --------------
               FOOD AND BEVERAGE -- 2.5%
     362,000   Coca-Cola Company...........      15,634,780
     575,284   PepsiCo, Inc. ..............      32,624,356
     432,600   Sysco Corp. ................      13,570,662
                                             --------------
                                                 61,829,798
                                             --------------
               INSURANCE -- 0.8%
     330,100   American International
                 Group, Inc. ..............      20,452,996
                                             --------------
               INTERNET SERVICES -- 4.4%
     191,855   Google, Inc. -- Class
                 A*(d).....................      60,714,433
     874,100   Juniper Networks, Inc.*.....      20,794,839
     382,895   VeriSign, Inc.*.............       8,182,466
     552,370   YAHOO!, Inc.*...............      18,692,201
                                             --------------
                                                108,383,939
                                             --------------
               LEISURE AND RECREATION -- 3.6%
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(d)...............       8,182,829
     541,597   MGM MIRAGE*.................      23,705,701
     157,660   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       6,810,912
     558,425   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........      31,925,157
     416,544   Wynn Resorts, Ltd.*(d)......      18,806,962
                                             --------------
                                                 89,431,561
                                             --------------
               MACHINERY -- 3.6%
   1,307,511   Caterpillar, Inc. ..........      76,816,271
     190,145   Deere & Company.............      11,636,874
                                             --------------
                                                 88,453,145
                                             --------------

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 0.6%
     417,500   Honeywell International,
                 Inc. .....................  $   15,656,250
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.8%
     271,190   DaVita, Inc.*(d)............      12,493,723
     156,530   Medco Health Solutions,
                 Inc.*.....................       8,582,540
     157,700   Omnicare, Inc. .............       8,867,471
   1,696,675   UnitedHealth Group, Inc. ...      95,353,135
     234,300   WellPoint, Inc.*............      17,764,626
                                             --------------
                                                143,061,495
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 7.7%
   1,206,131   Johnson & Johnson...........      76,323,969
     259,800   Kinetic Concepts, Inc.*.....      14,756,640
     682,690   Medtronic, Inc. ............      36,605,838
     221,400   St Jude Medical, Inc.*......      10,361,520
     211,800   Stryker Corp. ..............      10,469,274
     629,802   Zimmer Holdings, Inc.*......      43,387,060
                                             --------------
                                                191,904,301
                                             --------------
               OIL, COAL AND GAS -- 3.6%
     166,380   Baker Hughes, Inc. .........       9,929,558
     285,400   EOG Resources, Inc. ........      21,376,460
     535,602   Exxon Mobil Corp. ..........      34,032,151
      96,916   Halliburton Company.........       6,640,684
     366,745   Newfield Exploration
                 Company*..................      18,007,180
                                             --------------
                                                 89,986,033
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 8.7%
     838,330   Amgen, Inc.*................      66,789,751
     558,700   Caremark Rx, Inc.*..........      27,895,891
     951,830   Genentech, Inc.*............      80,153,604
     150,200   Novartis AG (ADR)
                 (Switzerland)(d)..........       7,660,200
     717,939   Pfizer, Inc. ...............      17,926,937
     315,400   Wyeth.......................      14,593,558
                                             --------------
                                                215,019,941
                                             --------------
               RETAIL -- 8.3%
     435,767   Best Buy Company, Inc. .....      18,968,938
     979,658   CVS Corp. ..................      28,419,879
     338,060   JC Penney Company, Inc.
                 (Holding Company).........      16,030,805
     426,955   Kohl's Corp.*...............      21,424,602

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
   1,119,979   Lowe's Companies, Inc.(d)...  $   72,126,647
     650,600   Office Depot, Inc.*.........      19,322,820
     136,520   Sears Holdings Corp.*.......      16,985,818
     322,900   Walgreen Company............      14,030,005
                                             --------------
                                                207,309,514
                                             --------------
               RETAIL: RESTAURANTS -- 0.5%
     270,980   Starbucks Corp.*............      13,576,098
                                             --------------
               SEMICONDUCTORS -- 5.4%
   1,024,240   Applied Materials, Inc. ....      17,371,110
     363,360   Broadcom Corp. -- Class
                 A*........................      17,045,218
     413,775   Maxim Integrated Products,
                 Inc. .....................      17,647,504
   1,108,500   National Semiconductor
                 Corp. ....................      29,153,550
   1,560,500   Texas Instruments, Inc. ....      52,900,950
                                             --------------
                                                134,118,332
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES --
                 6.3%
   3,432,236   Motorola, Inc. .............      75,818,093
   1,800,680   QUALCOMM, Inc. .............      80,580,430
                                             --------------
                                                156,398,523
                                             --------------
               TRANSPORTATION -- 0.5%
      55,856   Burlington Northern Santa Fe
                 Corp. ....................       3,340,189
     199,280   Norfolk Southern Corp. .....       8,082,797
                                             --------------
                                                 11,422,986
                                             --------------
               UTILITIES: ELECTRIC -- 1.8%
     140,580   Exelon Corp. ...............       7,512,595
     332,006   TXU Corp. ..................      37,476,837
                                             --------------
                                                 44,989,432
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,099,959,238)...........   2,459,423,960
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 8.3%
$206,070,291   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $206,070,291).......     206,070,291
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,306,029,529).....   2,665,494,251
                                             --------------

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENT -- 0.8%
$ 19,176,741   With Investors Bank and
                 Trust, dated 09/30/05,
                 3.32%, due 10/03/05,
                 repurchase proceeds at
                 maturity $19,182,047
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 3.96%-4.79%,
                 due 03/01/33-09/01/34,
                 with a total value of
                 $20,135,578)
                 (Cost $19,176,741)........  $   19,176,741
                                             --------------
               Total Investments -- 108.1%
                 (Cost $2,325,206,270).....   2,684,670,992
               Liabilities less other
                 assets -- (8.1)%..........    (200,073,698)
                                             --------------
               NET ASSETS -- 100.0%........  $2,484,597,294
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $2,325,206,270.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $393,586,321
    Gross unrealized depreciation..........   (34,121,599)
                                             ------------
    Net unrealized appreciation............  $359,464,722
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.2%
              AEROSPACE AND DEFENSE -- 1.4%
    183,300   Goodrich Corp. ................  $  8,127,522
                                               ------------
              AIRLINES -- 0.4%
     46,400   Alaska Air Group, Inc.*(d).....     1,348,384
    121,900   ExpressJet Holdings, Inc.*.....     1,093,443
                                               ------------
                                                  2,441,827
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.4%
    220,400   Foot Locker, Inc. .............     4,835,576
    113,600   Limited Brands, Inc. ..........     2,320,848
     24,400   Reebok International, Ltd. ....     1,380,308
     59,600   Russell Corp. .................       836,784
     98,550   The Cato Corp. -- Class A......     1,964,102
     44,300   VF Corp. ......................     2,568,071
                                               ------------
                                                 13,905,689
                                               ------------
              ASSET MANAGEMENT -- 1.5%
    182,100   Brascan Corp. -- Class A
                (Canada)(d)..................     8,485,860
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.8%
     65,300   Navistar International
                Corp.*.......................     2,117,679
     94,600   Winnebago Industries,
                Inc.(d)......................     2,740,562
                                               ------------
                                                  4,858,241
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.7%
     97,600   ArvinMeritor, Inc. ............     1,631,872
     52,900   Autoliv, Inc. .................     2,301,150
                                               ------------
                                                  3,933,022
                                               ------------
              BANKS -- 7.3%
     55,200   Comerica, Inc. ................     3,251,280
     35,300   Downey Financial Corp. ........     2,149,770
     98,500   KeyCorp........................     3,176,625
     40,900   M&T Bank Corp.(d)..............     4,323,539
    262,100   North Fork Bancorp, Inc. ......     6,683,550
    142,900   PNC Financial Services Group,
                Inc. ........................     8,291,058
    152,100   State Street Corp. ............     7,440,732
     73,900   Trustmark Corp. ...............     2,058,115
     34,600   UnionBanCal Corp. .............     2,412,312
     67,259   United Bankshares, Inc. .......     2,350,702
                                               ------------
                                                 42,137,683
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.6%
     84,100   Arbitron, Inc. ................     3,350,544
    114,100   The EW Scripps Company -- Class
                A............................     5,701,577
                                               ------------
                                                  9,052,121
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 2.5%
    169,800   Convergys Corp.*...............  $  2,440,026
     82,100   Dun & Bradstreet Corp.*........     5,407,927
    145,800   Manpower, Inc. ................     6,472,062
                                               ------------
                                                 14,320,015
                                               ------------
              CHEMICALS -- 2.4%
     38,100   Ashland, Inc. .................     2,104,644
     42,300   Eastman Chemical Company.......     1,986,831
    197,400   Huntsman Corp.*................     3,859,170
    146,500   PolyOne Corp.*.................       887,790
     38,100   PPG Industries, Inc. ..........     2,255,139
     60,800   The Lubrizol Corp. ............     2,634,464
                                               ------------
                                                 13,728,038
                                               ------------
              COMMERCIAL SERVICES -- 1.1%
    117,600   ChoicePoint, Inc.*.............     5,076,792
     26,200   Pre-Paid Legal Services,
                Inc. ........................     1,013,940
                                               ------------
                                                  6,090,732
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.8%
     24,800   Computer Sciences Corp.*.......     1,173,288
    282,800   NCR Corp.*.....................     9,024,148
    144,700   Sybase, Inc.*..................     3,388,874
     85,100   The Reynolds and Reynolds
                Company -- Class A...........     2,332,591
                                               ------------
                                                 15,918,901
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.2%
    121,200   Pitney Bowes, Inc. ............     5,058,888
    127,400   Western Digital Corp.*.........     1,647,282
                                               ------------
                                                  6,706,170
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.5%
    150,600   American Standard Companies,
                Inc. ........................     7,010,430
     15,200   KB Home(d).....................     1,112,640
     17,000   The Ryland Group, Inc. ........     1,163,140
     72,500   USG Corp.*(d)..................     4,982,200
                                               ------------
                                                 14,268,410
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.5%
     73,500   Blyth, Inc. ...................     1,638,315
     82,900   Eastman Kodak Company(d).......     2,016,957
     63,500   Fortune Brands, Inc. ..........     5,164,455
    115,200   Tupperware Corp. ..............     2,624,256
     37,900   Whirlpool Corp. ...............     2,871,683
                                               ------------
                                                 14,315,666
                                               ------------
              ELECTRONICS -- 1.1%
    297,000   Thomson (ADR) (France)(d)......     6,201,360
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    135,700   Allied Waste Industries,
                Inc.*(d).....................  $  1,146,665
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.4%
    112,400   United Rentals, Inc.*(d).......     2,215,404
                                               ------------
              FINANCIAL SERVICES -- 4.8%
     75,964   Advanta Corp. -- Class B.......     2,144,464
     58,100   AG Edwards, Inc. ..............     2,545,361
    149,900   CIT Group, Inc.(d).............     6,772,482
    398,800   E*TRADE Financial Corp.*.......     7,018,880
     80,500   Friedman, Billings, Ramsey
                Group, Inc. -- Class A(d)....       820,295
     54,800   H&R Block, Inc. ...............     1,314,104
    169,500   Nuveen Investments -- Class
                A(d).........................     6,676,605
                                               ------------
                                                 27,292,191
                                               ------------
              FOOD AND BEVERAGE -- 1.9%
    152,900   Archer-Daniels-Midland
                Company......................     3,770,514
    122,500   McCormick & Company, Inc. .....     3,997,175
     53,200   The Pepsi Bottling Group,
                Inc. ........................     1,518,860
     76,500   Tyson Foods, Inc. -- Class A...     1,380,825
                                               ------------
                                                 10,667,374
                                               ------------
              INSURANCE -- 7.6%
    189,400   Aon Corp. .....................     6,075,952
    120,100   Assurant, Inc. ................     4,571,006
     19,100   CIGNA Corp. ...................     2,251,126
     64,680   Cincinnati Financial Corp. ....     2,709,445
    102,000   Horace Mann Educators Corp. ...     2,017,560
     40,600   Jefferson-Pilot Corp. .........     2,077,502
     36,600   LandAmerica Financial Group,
                Inc.(d)......................     2,366,190
     59,800   Lincoln National Corp. ........     3,110,796
    127,900   MBIA, Inc.(d)..................     7,753,298
     28,400   MGIC Investment Corp.(d).......     1,823,280
     70,400   Principal Financial Group,
                Inc. ........................     3,334,848
     56,300   SAFECO Corp. ..................     3,005,294
     55,000   Unitrin, Inc. .................     2,610,300
                                               ------------
                                                 43,706,597
                                               ------------
              INTERNET SERVICES -- 0.5%
    259,500   EarthLink, Inc.*...............     2,776,650
                                               ------------
              LEISURE AND RECREATION -- 3.9%
    133,900   Harrah's Entertainment,
                Inc. ........................     8,728,941
    264,500   Hilton Hotels Corp. ...........     5,903,640

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    246,071   InterContinental Hotels Group
                PLC (ADR) (United
                Kingdom)(d)..................  $  3,130,023
    112,700   Royal Caribbean Cruises, Ltd.
                (Liberia)....................     4,868,640
                                               ------------
                                                 22,631,244
                                               ------------
              MANUFACTURING -- 3.9%
     91,900   Carlisle Companies, Inc.(d)....     5,842,083
     41,300   Crane Company..................     1,228,262
     64,700   EnPro Industries, Inc.*........     2,179,743
     58,400   ITT Industries, Inc. ..........     6,634,240
    113,800   The Sherwin-Williams Company...     5,015,166
    104,900   Tredegar Corp. ................     1,364,749
                                               ------------
                                                 22,264,243
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.0%
     31,400   Kindred Healthcare, Inc.*......       935,720
     31,200   Universal Health Services,
                Inc. -- Class B(d)...........     1,486,056
     47,400   WellPoint, Inc.*...............     3,593,868
                                               ------------
                                                  6,015,644
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.1%
     95,300   CR Bard, Inc. .................     6,292,659
                                               ------------
              METALS AND MINING -- 0.2%
     20,700   United States Steel Corp.(d)...       876,645
                                               ------------
              OIL AND GAS: PIPELINES -- 1.9%
     57,100   National Fuel Gas Company......     1,952,820
    102,900   Questar Corp. .................     9,067,548
                                               ------------
                                                 11,020,368
                                               ------------
              OIL, COAL AND GAS -- 4.4%
     28,400   Amerada Hess Corp. ............     3,905,000
    108,100   EnCana Corp. (Canada)..........     6,303,310
     10,099   Kerr-McGee Corp. ..............       980,714
     68,306   Marathon Oil Corp. ............     4,708,333
     71,000   Praxair, Inc. .................     3,403,030
     40,200   Sunoco, Inc. ..................     3,143,640
     66,400   Swift Energy Company*..........     3,037,800
                                               ------------
                                                 25,481,827
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.9%
     76,400   Georgia-Pacific Corp. .........     2,602,184
     86,000   MeadWestvaco Corp. ............     2,375,320
                                               ------------
                                                  4,977,504
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 1.5%
    113,200   King Pharmaceuticals, Inc.*....  $  1,741,016
    109,300   Millipore Corp.*...............     6,873,877
                                               ------------
                                                  8,614,893
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
     65,500   Anthracite Capital, Inc. ......       758,490
     90,400   Crescent Real Estate Equities
                Company......................     1,854,104
     12,700   Highwoods Properties, Inc. ....       374,777
    237,800   HRPT Properties Trust..........     2,951,098
    155,400   MeriStar Hospitality Corp.*....     1,418,802
     38,998   RAIT Investment Trust..........     1,111,443
                                               ------------
                                                  8,468,714
                                               ------------
              RETAIL -- 3.2%
     48,500   Borders Group, Inc. ...........     1,075,245
    237,000   Dollar Tree Stores, Inc.*(d)...     5,131,050
    151,600   Federated Department Stores,
                Inc. ........................    10,137,492
     36,900   JC Penney Company, Inc.
                (Holding Company)............     1,749,798
                                               ------------
                                                 18,093,585
                                               ------------
              RETAIL: RESTAURANTS -- 0.3%
     61,900   Lone Star Steakhouse & Saloon,
                Inc. ........................     1,609,400
                                               ------------
              RETAIL: SUPERMARKETS -- 0.9%
    113,800   Albertson's, Inc.(d)...........     2,918,970
     76,900   SUPERVALU, Inc. ...............     2,393,128
                                               ------------
                                                  5,312,098
                                               ------------
              RUBBER PRODUCTS -- 0.5%
    183,200   The Goodyear Tire & Rubber
                Company*(d)..................     2,856,088
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.6%
    227,900   Agilent Technologies, Inc.*....     7,463,725
     51,300   Applera Corp.-Applied
                Biosystems Group.............     1,192,212
    319,000   PerkinElmer, Inc. .............     6,498,030
                                               ------------
                                                 15,153,967
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.9%
    249,300   Amdocs, Ltd. (Guernsey)*.......     6,913,089
     86,100   CenturyTel, Inc.(d)............     3,011,778
    123,500   CommScope, Inc.*...............     2,141,490
    112,300   Harris Corp. ..................     4,694,140
                                               ------------
                                                 16,760,497
                                               ------------
              TOYS -- 0.2%
     61,600   Mattel, Inc. ..................     1,027,488
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 6.5%
     45,300   Arkansas Best Corp. ...........  $  1,579,611
    138,000   CNF, Inc.(d)...................     7,245,000
    217,700   CSX Corp. .....................    10,118,696
    115,600   Florida East Coast Industries,
                Inc. ........................     5,235,524
     70,600   GATX Corp. ....................     2,792,230
    143,800   Norfolk Southern Corp. ........     5,832,528
    135,400   Sabre Holdings Corp. -- Class
                A............................     2,745,912
     98,700   Swift Transportation Company,
                Inc.*........................     1,746,990
                                               ------------
                                                 37,296,491
                                               ------------
              UTILITIES: ELECTRIC -- 8.8%
    135,300   American Electric Power
                Company, Inc. ...............     5,371,410
    118,300   Cleco Corp. ...................     2,789,514
     73,000   Constellation Energy Group.....     4,496,800
     39,400   DTE Energy Company.............     1,806,884
     83,500   Duquesne Light Holdings,
                Inc.(d)......................     1,437,035
    109,800   FirstEnergy Corp. .............     5,722,776
    142,800   NRG Energy, Inc.*(d)...........     6,083,280
    137,600   PG&E Corp. ....................     5,400,800
     30,500   Pinnacle West Capital Corp. ...     1,344,440
    166,900   PPL Corp. .....................     5,395,877
     24,800   Progress Energy, Inc.(d).......     1,109,800
    135,900   Puget Energy, Inc.(d)..........     3,190,932
     29,200   TXU Corp. .....................     3,296,096
    176,400   Xcel Energy, Inc.(d)...........     3,459,204
                                               ------------
                                                 50,904,848
                                               ------------
              UTILITIES: GAS -- 1.4%
    136,000   AGL Resources, Inc. ...........     5,046,960
    119,300   NiSource, Inc. ................     2,893,025
                                               ------------
                                                  7,939,985
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $501,317,163)................   545,894,326
                                               ------------

 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 15.9%
$91,320,926   Securities Lending Collateral
                Investment (Note 3) (Cost
                $91,320,926).................    91,320,926
                                               ------------
              TOTAL SECURITIES (Cost
                $592,638,089)................   637,215,252
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 5.4%
$31,188,736   With Investors Bank and Trust,
                dated 09/30/05,
                3.32%, due 10/03/05,
                repurchase proceeds at
                maturity $31,197,365
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.16%, due 12/01/32, with a
                value of $4,479,683, Freddie
                Mac Adjustable Rate Mortgage,
                4.12%, due 12/15/34, with a
                value of $21,000,000 and
                Small Business
                Administration,
                6.63%, due 01/25/15, with a
                value of $7,268,489)
                (Cost $31,188,736)...........    31,188,736
                                               ------------
              Total Investments -- 116.5%
                (Cost $623,826,825)..........   668,403,988
              Liabilities less other
                assets -- (16.5)%............   (94,809,988)
                                               ------------
              NET ASSETS -- 100.0%...........  $573,594,000
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $623,826,825.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 61,217,581
    Gross unrealized depreciation..........   (16,640,418)
                                             ------------
    Net unrealized appreciation............  $ 44,577,163
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.0%
              ADVERTISING -- 2.3%
     68,900   Getty Images, Inc.*(d).........  $  5,928,156
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.1%
    142,200   Chico's FAS, Inc.*.............     5,232,960
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.4%
     82,800   Oshkosh Truck Corp. ...........     3,573,648
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.2%
    383,950   Sirius Satellite Radio,
                Inc.*(d).....................     2,514,873
    153,390   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)..........     5,508,234
                                               ------------
                                                  8,023,107
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.6%
     81,200   Fluor Corp.(d).................     5,227,656
     50,500   Global Payments, Inc. .........     3,924,860
                                               ------------
                                                  9,152,516
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.5%
    106,000   Business Objects SA (ADR)
                (France)*(d).................     3,684,560
    102,961   NAVTEQ Corp.*..................     5,142,902
                                               ------------
                                                  8,827,462
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
     70,000   Palm, Inc.*(d).................     1,983,100
    107,000   SanDisk Corp.*.................     5,162,750
                                               ------------
                                                  7,145,850
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.7%
    128,400   Washington Group International,
                Inc.*(d).....................     6,919,476
                                               ------------
              FINANCIAL SERVICES -- 4.2%
     54,750   Legg Mason, Inc. ..............     6,005,528
     72,200   T Rowe Price Group, Inc. ......     4,714,660
                                               ------------
                                                 10,720,188
                                               ------------
              FOOD AND BEVERAGE -- 2.1%
    135,620   Dean Foods Company*(d).........     5,270,193
                                               ------------
              INTERNET SERVICES -- 4.0%
    165,600   Monster Worldwide, Inc.*(d)....     5,085,576
    231,400   VeriSign, Inc.*................     4,945,018
                                               ------------
                                                 10,030,594
                                               ------------
              LEISURE AND RECREATION -- 1.6%
    131,100   Scientific Games Corp. -- Class
                A*...........................     4,064,100
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 1.1%
     55,000   Joy Global, Inc. ..............  $  2,775,300
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 7.6%
     54,000   DaVita, Inc.*..................     2,487,780
     46,000   Psychiatric Solutions, Inc.*...     2,494,580
     49,554   Sierra Health Services,
                Inc.*........................     3,412,784
    185,400   VCA Antech, Inc.*..............     4,731,408
    554,100   WebMD Corp.*...................     6,139,428
                                               ------------
                                                 19,265,980
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.0%
     48,278   Bausch & Lomb, Inc.(d).........     3,895,069
     55,000   CR Bard, Inc. .................     3,631,650
     46,000   Mentor Corp. ..................     2,530,460
                                               ------------
                                                 10,057,179
                                               ------------
              OIL, COAL AND GAS -- 15.9%
     67,000   Cooper Cameron Corp.*..........     4,953,310
     70,900   Diamond Offshore Drilling,
                Inc. ........................     4,342,625
     97,400   EOG Resources, Inc. ...........     7,295,260
     57,800   Noble Corp. (Cayman Islands)...     3,956,988
     35,000   Peabody Energy Corp. ..........     2,952,250
    126,800   Quicksilver Resources,
                Inc.*(d).....................     6,059,772
    141,200   Southwestern Energy Company*...    10,364,080
                                               ------------
                                                 39,924,285
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.3%
     57,000   Celgene Corp.*(d)..............     3,096,240
    136,000   Endo Pharmaceuticals Holdings,
                Inc.*........................     3,627,120
    151,000   Protein Design Labs, Inc.*.....     4,228,000
                                               ------------
                                                 10,951,360
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.0%
     53,540   CB Richard Ellis Group, Inc. --
                Class A*.....................     2,634,168
                                               ------------
              RETAIL -- 1.2%
     76,600   Bed Bath & Beyond, Inc.*.......     3,077,788
                                               ------------
              RETAIL: RESTAURANTS -- 4.0%
    147,000   Darden Restaurants, Inc. ......     4,464,390
    107,806   Panera Bread Company -- Class
                A*(d)........................     5,517,511
                                               ------------
                                                  9,981,901
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 6.1%
    151,000   ASML Holding (The
                Netherlands)*(d).............  $  2,493,010
    192,150   Broadcom Corp. -- Class A*.....     9,013,757
    195,000   Emulex Corp.*(d)...............     3,940,950
                                               ------------
                                                 15,447,717
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 17.3%
    191,000   ADTRAN, Inc. ..................     6,016,500
    279,650   Alamosa Holdings, Inc.*........     4,784,812
    299,341   American Tower Corp. -- Class
                A*...........................     7,468,558
    187,300   Comverse Technology, Inc.*.....     4,920,371
    202,000   Crown Castle International
                Corp.*.......................     4,975,260
    217,662   Harris Corp. ..................     9,098,271
    177,900   UNOVA, Inc.*(d)................     6,222,942
                                               ------------
                                                 43,486,714
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $200,931,065)..........   242,490,642
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 23.6%
$59,540,474   Securities Lending Collateral
                Investment (Note 3)
                (Cost $59,540,474)...........    59,540,474
                                               ------------
              TOTAL SECURITIES
                (Cost $260,471,539)..........   302,031,116
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 3.4%
$ 8,473,566   With Investors Bank and Trust,
                dated 09/30/05,
                3.32%, due 10/03/05,
                repurchase proceeds at
                maturity $8,475,911
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                4.17% due 06/15/34, with a
                value of $8,897,245) (Cost
                $8,473,566)..................  $  8,473,566
                                               ------------
              Total Investments -- 123.0%
                (Cost $268,945,105)..........   310,504,682
              Liabilities less other
                assets -- (23.0)%............   (58,095,337)
                                               ------------
              NET ASSETS -- 100.0%...........  $252,409,345
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $268,945,105.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $44,494,001
    Gross unrealized depreciation...........   (2,934,424)
                                              -----------
    Net unrealized appreciation.............  $41,559,577
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.7%
              AEROSPACE AND DEFENSE -- 2.4%
    172,454   Moog, Inc. -- Class A*.........  $  5,090,842
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 5.0%
    211,500   Phillips-Van Heusen Corp. .....     6,560,730
    196,214   Stein Mart, Inc. ..............     3,983,144
                                               ------------
                                                 10,543,874
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 2.1%
    154,700   Winnebago Industries,
                Inc.(d)......................     4,481,659
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 1.4%
    205,400   CSK Auto Corp.*................     3,056,352
                                               ------------
              BANKS -- 2.8%
    171,100   BankUnited Financial Corp. --
                Class A......................     3,913,057
    168,073   Oriental Financial Group, Inc.
                (Puerto Rico)(d).............     2,057,214
                                               ------------
                                                  5,970,271
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.3%
    554,600   Sinclair Broadcast Group,
                Inc. -- Class A..............     4,919,302
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 5.1%
    138,600   Administaff, Inc. .............     5,507,964
    170,814   Kelly Services, Inc. -- Class
                A............................     5,237,157
                                               ------------
                                                 10,745,121
                                               ------------
              COLLECTIBLES -- 1.0%
    130,800   Sotheby's Holdings, Inc. --
                Class A*.....................     2,186,976
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
     56,500   ANSYS, Inc.*...................     2,174,685
    186,000   Checkpoint Systems, Inc.*......     4,411,920
                                               ------------
                                                  6,586,605
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.7%
     35,000   Hovnanian Enterprises, Inc. --
                Class A*.....................     1,792,000
     21,300   Meritage Homes Corp.*..........     1,632,858
     57,000   Standard Pacific Corp. ........     2,366,070
                                               ------------
                                                  5,790,928
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.5%
     34,400   Chattem, Inc.*.................     1,221,200
     21,600   The Scotts Miracle-Gro
                Company -- Class A...........     1,899,288
                                               ------------
                                                  3,120,488
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 3.1%
    122,953   Watsco, Inc. ..................  $  6,530,034
                                               ------------
              EDUCATION -- 2.2%
     97,662   School Specialty, Inc.*........     4,763,952
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    121,500   Accredited Home Lenders Holding
                Company*(d)..................     4,271,940
    102,500   Eaton Vance Corp. .............     2,544,050
     54,400   Jefferies Group, Inc.(d).......     2,369,120
     71,862   Raymond James Financial,
                Inc. ........................     2,308,207
                                               ------------
                                                 11,493,317
                                               ------------
              FOOD AND BEVERAGE -- 2.6%
    158,900   United Natural Foods, Inc.*....     5,618,704
                                               ------------
              INSURANCE -- 6.6%
    123,713   Delphi Financial Group, Inc. --
                Class A......................     5,789,768
     17,900   Philadelphia Consolidated
                Holding Corp.*...............     1,519,710
     32,100   Protective Life Corp. .........     1,321,878
     37,600   The Commerce Group, Inc. ......     2,181,552
     69,400   United Fire & Casualty
                Company......................     3,130,634
                                               ------------
                                                 13,943,542
                                               ------------
              MACHINERY -- 3.1%
     81,800   Bucyrus International, Inc. --
                Class A......................     4,018,834
     52,800   Joy Global, Inc. ..............     2,664,288
                                               ------------
                                                  6,683,122
                                               ------------
              MANUFACTURING -- 0.8%
     55,200   FLIR Systems, Inc.*............     1,632,816
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 12.3%
    157,000   American Healthways,
                Inc.*(d).....................     6,656,799
     53,700   AMERIGROUP Corp.*..............     1,026,744
     42,700   Covance, Inc.*.................     2,049,173
    138,900   Matria Healthcare, Inc.*.......     5,243,475
     90,700   Sunrise Senior Living,
                Inc.*(d).....................     6,053,318
    127,250   United Surgical Partners
                International, Inc.*.........     4,976,748
                                               ------------
                                                 26,006,257
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.7%
    141,700   Immucor, Inc.*.................  $  3,888,248
     23,500   The Cooper Companies, Inc. ....     1,800,335
                                               ------------
                                                  5,688,583
                                               ------------
              OIL, COAL AND GAS -- 10.0%
     39,400   Cabot Oil & Gas Corp. .........     1,990,094
    239,000   Energy Partners, Ltd.*(d)......     7,461,580
     59,939   Headwaters, Inc.*(d)...........     2,241,719
     64,800   Oceaneering International,
                Inc.*........................     3,460,968
     59,100   ONEOK, Inc.(d).................     2,010,582
     87,000   Swift Energy Company*..........     3,980,250
                                               ------------
                                                 21,145,193
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.6%
    156,100   Nabi Biopharmaceuticals*(d)....     2,044,910
    101,500   Salix Pharmaceuticals, Ltd.*...     2,156,875
    147,100   Serologicals Corp.*............     3,318,576
    160,400   VaxGen, Inc.*(d)...............     2,325,800
                                               ------------
                                                  9,846,161
                                               ------------
              PRINTING AND PUBLISHING -- 2.4%
    135,658   Scholastic Corp.*..............     5,013,920
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.1%
    138,787   Entertainment Properties
                Trust........................     6,194,064
     36,600   SL Green Realty Corp.(d).......     2,495,388
                                               ------------
                                                  8,689,452
                                               ------------
              REGISTERED INVESTMENT COMPANIES -- 1.9%
     59,900   iShares Russell 2000 Value
                Index Fund(d)................     3,949,207
                                               ------------
              RETAIL: RESTAURANTS -- 3.5%
     52,600   Brinker International,
                Inc.*(d).....................     1,975,656
    124,200   CEC Entertainment, Inc.*.......     3,944,592
     53,200   Sonic Corp.*...................     1,455,020
                                               ------------
                                                  7,375,268
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.0%
    104,000   Tekelec*.......................     2,178,800
                                               ------------
              TOOLS -- 0.9%
     54,700   Snap-on, Inc. .................     1,975,764
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC -- 1.1%
     82,400   PNM Resources, Inc. ...........  $  2,362,408
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $187,193,916)................   207,388,918
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 20.2%
$42,928,997   Securities Lending Collateral
                Investment (Note 3)
                (Cost $42,928,997)...........    42,928,997
                                               ------------
              TOTAL SECURITIES (Cost
                $230,122,913)................   250,317,915
                                               ------------
              REPURCHASE AGREEMENT -- 3.0%
  6,289,540   With Investors Bank and Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $6,291,280
                (Collateralized by Fannie
                Mae,
                4.49%, due 09/01/29, with a
                value of $6,604,017)
                (Cost $6,289,540)............     6,289,540
                                               ------------
              Total Investments -- 120.9%
                (Cost $236,412,453)..........   256,607,455
              Liabilities less other
                assets -- (20.9)%............   (44,304,670)
                                               ------------
              NET ASSETS -- 100.0%...........  $212,302,785
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $236,412,453.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $25,952,132
    Gross unrealized depreciation...........   (5,757,130)
                                              -----------
    Net unrealized appreciation.............  $20,195,002
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.8%
     111,300   ADVO, Inc. .................  $    3,482,577
      88,300   Catalina Marketing Corp. ...       2,007,942
      43,000   RH Donnelley Corp.*.........       2,720,180
      74,500   Ventiv Health, Inc.*........       1,952,645
                                             --------------
                                                 10,163,344
                                             --------------
               AEROSPACE AND DEFENSE -- 1.0%
      27,400   AAR Corp.*..................         470,732
       9,200   Alliant Techsystems,
                 Inc.*.....................         686,780
      37,900   Curtiss-Wright Corp. .......       2,338,809
      67,970   DRS Technologies, Inc. .....       3,354,999
      88,200   Innovative Solutions and
                 Support, Inc.*(d).........       1,369,746
     127,550   Moog, Inc. -- Class A*......       3,765,276
      39,700   Teledyne Technologies,
                 Inc.*.....................       1,368,459
                                             --------------
                                                 13,354,801
                                             --------------
               AIRLINES -- 0.4%
     197,700   AirTran Holdings,
                 Inc.*(d)..................       2,502,882
     168,100   ExpressJet Holdings,
                 Inc.*.....................       1,507,857
      16,300   Mesa Air Group, Inc.*(d)....         134,475
      22,900   Pinnacle Airlines
                 Corp.*(d).................         148,850
      19,800   Republic Airways Holdings,
                 Inc.*.....................         283,338
                                             --------------
                                                  4,577,402
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 3.0%
      55,900   Abercrombie & Fitch
                 Company -- Class A........       2,786,615
      41,700   AnnTaylor Stores Corp.*.....       1,107,135
      18,100   Columbia Sportswear
                 Company*(d)...............         839,840
      73,900   DSW, Inc. -- Class A*.......       1,566,680
      26,600   Genesco, Inc.*..............         990,584
      33,100   Hartmarx Corp.*.............         216,805
      63,857   Jos A Bank Clothiers,
                 Inc.*(d)..................       2,759,900
     102,700   Payless ShoeSource, Inc.*...       1,786,980
     158,300   Phillips-Van Heusen
                 Corp. ....................       4,910,466
      39,300   Polo Ralph Lauren Corp. ....       1,976,790
     154,900   Quiksilver, Inc.*...........       2,238,305
      14,500   Skechers USA, Inc. -- Class
                 A*........................         237,365
     191,400   Stage Stores, Inc. .........       5,142,917
     185,800   Stein Mart, Inc. ...........       3,771,740
     160,650   The Cato Corp. -- Class A...       3,201,755

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: MANUFACTURING AND RETAIL
                 (CONTINUED)
       9,300   The Children's Place Retail
                 Stores, Inc.*.............  $      331,452
      10,600   The Men's Wearhouse,
                 Inc.*.....................         283,020
      72,000   Urban Outfitters,
                 Inc.*(d)..................       2,116,800
     118,400   Wolverine World Wide,
                 Inc. .....................       2,492,320
                                             --------------
                                                 38,757,469
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.1%
      63,500   Winnebago Industries,
                 Inc.(d)...................       1,839,595
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.7%
       5,200   Aftermarket Technology
                 Corp.*....................          95,628
      13,800   Commercial Vehicle Group,
                 Inc.*.....................         288,972
     161,100   CSK Auto Corp.*.............       2,397,168
      67,000   Modine Manufacturing
                 Company...................       2,457,560
     190,600   Spartan Motors, Inc. .......       2,071,822
      44,300   Tenneco Automotive, Inc.*...         775,693
      76,200   Titan International,
                 Inc.(d)...................       1,046,226
                                             --------------
                                                  9,133,069
                                             --------------
               BANKS -- 4.8%
       6,800   ABC Bancorp.................         130,492
      76,100   AMCORE Financial, Inc. .....       2,375,081
     146,850   Astoria Financial Corp. ....       3,879,777
       7,800   BancFirst Corp. ............         663,000
      23,300   BancorpSouth, Inc. .........         532,405
      76,723   BankUnited Financial
                 Corp. -- Class A..........       1,754,655
      82,883   Boston Private Financial
                 Holdings, Inc. ...........       2,199,715
       4,700   Camden National Corp. ......         177,049
       9,000   Capital Crossing Bank*......         312,660
       8,200   Chittenden Corp. ...........         217,382
      13,300   City Holding Company........         475,608
      16,200   Columbia Banking System,
                 Inc. .....................         424,926
       2,700   Community Bancorp*..........          89,073
       8,000   Community Trust Bancorp,
                 Inc. .....................         257,440
      29,300   Corus Bankshares, Inc. .....       1,606,519
      47,900   East West Bancorp, Inc. ....       1,630,516
       9,800   First Charter Corp. ........         239,904
       3,800   First Citizens Bancshares,
                 Inc. -- Class A...........         648,470
       2,900   First Community Bancorp.....         138,707
      43,300   First Financial Bancorp.....         805,380

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      15,300   First Financial Bankshares,
                 Inc. .....................  $      532,899
       3,600   First Financial Holdings.
                 Inc. .....................         110,592
      19,100   First Indiana Corp. ........         650,737
      75,400   First Midwest Bancorp,
                 Inc. .....................       2,807,896
       4,100   First Place Financial
                 Corp. ....................          90,897
      10,050   First Republic Bank.........         354,062
      28,600   FirstFed Financial Corp.*...       1,538,966
       7,400   Flushing Financial Corp. ...         121,138
      79,900   Fremont General Corp.(d)....       1,744,217
      14,600   Frontier Financial Corp. ...         423,400
      17,200   Hancock Holding Company.....         587,208
       5,700   Harbor Florida Bancshares,
                 Inc. .....................         206,739
       4,000   Horizon Financial Corp. ....          88,000
       7,200   Independent Bank Corp.
                 (Massachusetts)...........         218,736
      10,290   Independent Bank Corp.
                 (Michigan)................         298,822
       3,900   Integra Bank Corp. .........          84,630
      32,900   Irwin Financial Corp. ......         670,831
       6,000   ITLA Capital Corp.*.........         314,940
      13,000   Kearny Financial Corp. .....         162,500
       6,195   MainSource Financial Group,
                 Inc. .....................         109,837
      48,400   MB Financial, Inc. .........       1,886,632
      12,300   MBT Financial Corp. ........         226,689
      21,100   Mid-State Bancshares........         580,461
       5,300   NBC Capital Corp. ..........         132,924
     192,500   NewAlliance Bancshares,
                 Inc. .....................       2,818,200
       3,800   OceanFirst Financial
                 Corp. ....................          91,732
      11,900   Old Second Bancorp, Inc. ...         355,096
      58,200   Oriental Financial Group,
                 Inc. (Puerto Rico)........         712,368
       8,400   Pacific Capital Bancorp.....         279,636
      13,350   PFF Bancorp, Inc. ..........         403,971
      86,540   PrivateBancorp, Inc.(d).....       2,966,591
      13,100   S&T Bancorp, Inc. ..........         495,180
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         124,690
      16,200   Santander BanCorp (Puerto
                 Rico).....................         399,006
       3,360   SCBT Financial Corp. .......         106,109
       5,800   Simmons First National
                 Corp. -- Class A..........         165,416
       5,072   Southside Bancshares,
                 Inc. .....................          96,419
       4,158   State Bancorp, Inc. ........          74,511

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       6,125   Sterling Financial Corp.
                 (Pennsylvania)............  $      123,419
       6,200   Suffolk Bancorp.............         197,842
      25,800   Susquehanna Bancshares,
                 Inc. .....................         620,232
     114,400   SVB Financial Group*(d).....       5,564,415
       5,100   SY Bancorp, Inc. ...........         121,278
       5,400   Taylor Capital Group,
                 Inc. .....................         204,228
      84,700   Texas Regional Bancshares,
                 Inc. -- Class A...........       2,438,513
      17,400   TierOne Corp. ..............         457,794
       8,600   TrustCo Bank Corp. NY.......         107,758
      19,600   Trustmark Corp. ............         545,860
       3,000   Uninvest Corp. of
                 Pennsylvania..............          82,950
       3,900   Union Bankshares Corp. .....         162,942
      25,800   United Bankshares, Inc. ....         901,710
      21,500   United Community Financial
                 Corp. ....................         241,230
       9,555   USB Holding Company,
                 Inc. .....................         217,854
       5,300   Washington Trust Bancorp,
                 Inc. .....................         144,107
      13,600   WesBanco, Inc. .............         374,000
       6,800   West Coast Bancorp..........         170,000
      67,300   Westamerica Bancorp.........       3,476,045
      34,000   Western Alliance Bancorp*...         955,400
       2,900   Western Sierra Bancorp*.....          99,876
      25,200   Wintrust Financial Corp. ...       1,266,552
       8,300   WSFS Financial Corp. .......         488,787
                                             --------------
                                                 60,554,229
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.3%
      31,700   Citadel Broadcasting
                 Company*..................         435,241
      34,800   CKX, Inc.*..................         437,436
      11,800   Gray Television, Inc. ......         124,962
     221,400   Sinclair Broadcast Group,
                 Inc. -- Class A...........       1,963,818
      56,300   Spanish Broadcasting System,
                 Inc. -- Class A*..........         404,234
      10,400   WPT Enterprises, Inc.*(d)...          91,728
                                             --------------
                                                  3,457,419
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.7%
     145,600   Administaff, Inc. ..........       5,786,144
      13,800   Ambassadors Group, Inc. ....         307,740
       3,700   Angelica Corp. .............          66,045
     101,728   Barrett Business Services,
                 Inc.*.....................       2,324,485

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
       8,800   CCC Information Services
                 Group, Inc.*..............  $      229,944
       3,800   Certegy, Inc. ..............         152,076
      88,100   CSG Systems International,
                 Inc.*.....................       1,912,651
     167,220   FirstService Corp.
                 (Canada)*.................       3,837,699
      90,890   Global Payments, Inc. ......       7,063,971
     115,700   Herman Miller, Inc. ........       3,505,710
      25,500   Huron Consulting Group,
                 Inc.*.....................         683,910
      44,500   John H Harland Company......       1,975,800
      89,080   Kelly Services, Inc. --
                 Class A...................       2,731,193
      94,100   Labor Ready, Inc.*..........       2,413,665
     106,400   MAXIMUS, Inc. ..............       3,803,800
     208,210   Optimal Group, Inc. -- Class
                 A (Canada)*...............       4,305,783
       8,100   Pomeroy IT Solutions,
                 Inc.*.....................          92,016
      71,130   Portfolio Recovery
                 Associates, Inc.*(d)......       3,071,393
      32,600   Robert Half International,
                 Inc. .....................       1,160,234
       5,000   TALX Corp. .................         163,950
      82,600   TeleTech Holdings, Inc.*....         827,652
       7,300   The Corporate Executive
                 Board Company.............         569,254
      17,900   Vertrue, Inc.*(d)...........         650,665
                                             --------------
                                                 47,635,780
                                             --------------
               CHEMICALS -- 0.8%
     159,800   Compass Minerals
                 International, Inc. ......       3,675,400
      11,600   FMC Corp.*..................         663,752
       5,300   NewMarket Corp.*............          91,902
      43,700   SurModics, Inc.*(d).........       1,690,753
     185,600   Terra Industries, Inc.*.....       1,234,240
      75,600   The Valspar Corp. ..........       1,690,416
      91,000   Wellman, Inc. ..............         576,030
       5,000   Westlake Chemical Corp. ....         135,400
      47,600   WR Grace & Company*(d)......         426,020
                                             --------------
                                                 10,183,913
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         127,500
      15,600   Sotheby's Holdings, Inc. --
                 Class A*..................         260,832
                                             --------------
                                                    388,332
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES -- 0.7%
      60,130   Chemed Corp. ...............  $    2,606,034
       2,300   Pre-Paid Legal Services,
                 Inc.(d)...................          89,010
      59,300   Providence Service Corp.*...       1,813,987
      99,350   Steiner Leisure, Ltd.
                 (Bahama Islands)*.........       3,374,919
      58,450   TNS, Inc.*..................       1,417,413
                                             --------------
                                                  9,301,363
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 4.2%
      12,400   Advent Software, Inc.*......         334,056
      13,100   Ansoft Corp.*...............         381,210
       2,600   ANSYS, Inc.*................         100,074
      25,300   Anteon International
                 Corp.*....................       1,081,828
      85,500   ATI Technologies, Inc.
                 (Canada)*.................       1,191,870
      33,100   Avid Technology, Inc.*......       1,370,340
      11,200   Blackbaud, Inc. ............         158,704
     192,170   Bottomline Technologies,
                 Inc.*.....................       2,899,845
     173,000   Checkpoint Systems, Inc.*...       4,103,560
      94,311   Concur Technologies,
                 Inc.*.....................       1,166,627
      29,200   Covansys Corp.*.............         466,032
     222,750   Epicor Software Corp.*......       2,895,750
     128,100   Intergraph Corp.*(d)........       5,727,351
      31,700   InterVideo, Inc.*...........         317,951
      35,800   Itron, Inc.*................       1,634,628
      34,200   Jack Henry & Associates,
                 Inc. .....................         663,480
     111,800   Keane, Inc.*................       1,277,874
      98,560   M-Systems Flash Disk
                 Pioneers, Ltd.
                 (Israel)*(d)..............       2,948,915
      63,300   Manhattan Associates,
                 Inc.*(d)..................       1,468,560
       5,400   ManTech International
                 Corp. -- Class A*.........         142,614
     154,284   Merge Technologies,
                 Inc.*(d)..................       2,636,714
      27,300   MicroStrategy, Inc. -- Class
                 A*(d).....................       1,918,917
      27,000   MTS Systems Corp. ..........       1,019,790
     117,600   Parametric Technology
                 Corp.*....................         819,672
      44,900   Phoenix Technologies,
                 Ltd.*.....................         338,097

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
       5,400   Progress Software Corp.*....  $      171,558
     197,800   Red Hat, Inc.*(d)...........       4,191,382
       5,000   Renaissance Learning,
                 Inc. .....................          89,000
       6,200   SERENA Software, Inc.*......         123,566
       4,500   SPSS, Inc.*.................         108,000
      54,600   Sybase, Inc.*...............       1,278,732
      12,500   Sykes Enterprises, Inc.*....         148,750
      45,300   Synopsys, Inc.*.............         856,170
     329,920   Synplicity, Inc.*...........       2,180,771
      10,900   The Reynolds and Reynolds
                 Company -- Class A........         298,769
      48,700   The Ultimate Software Group,
                 Inc.*.....................         897,054
      39,400   THQ, Inc.*..................         840,008
      36,500   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................       1,016,525
      24,200   Tyler Technologies, Inc.*...         200,376
      60,400   Wind River Systems, Inc.*...         780,972
     155,200   Witness Systems, Inc.*......       3,242,128
                                             --------------
                                                 53,488,220
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
      76,900   Black Box Corp. ............       3,226,724
     135,500   Electronics For Imaging,
                 Inc.*.....................       3,108,370
     981,200   Maxtor Corp.*...............       4,317,280
     116,880   Mercury Computer Systems,
                 Inc.*.....................       3,068,100
       9,900   Radiant Systems, Inc.*......         102,168
     172,910   RadiSys Corp.*..............       3,354,454
     325,600   Western Digital Corp.*......       4,210,008
                                             --------------
                                                 21,387,104
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 4.4%
      93,700   Agilysys, Inc. .............       1,577,908
      20,400   Brookfield Homes Corp. .....       1,132,812
      35,610   Building Materials Holding
                 Corp. ....................       3,318,496
      87,520   Drew Industries, Inc.*......       2,258,891
      23,100   Eagle Materials, Inc.(d)....       2,803,647
      17,500   Genlyte Group, Inc.*........         841,400
      35,200   Granite Construction,
                 Inc. .....................       1,346,048
     182,000   Hovnanian Enterprises,
                 Inc. -- Class A*..........       9,318,400
      88,400   Meritage Homes Corp.*.......       6,776,744

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES
                 (CONTINUED)
     148,300   Simpson Manufacturing
                 Company, Inc. ............  $    5,804,462
     160,700   Standard Pacific Corp. .....       6,670,657
      91,375   Technical Olympic USA,
                 Inc.(d)...................       2,390,370
       7,500   The Ryland Group, Inc. .....         513,150
      99,900   Trex Company, Inc.*(d)......       2,397,600
      43,100   USG Corp.*(d)...............       2,961,832
      24,400   Walter Industries,
                 Inc.(d)...................       1,193,648
     114,500   WCI Communities, Inc.*......       3,248,365
       8,000   William Lyon Homes,
                 Inc.(d)...................       1,241,600
                                             --------------
                                                 55,796,030
                                             --------------
               CONSUMER GOODS AND SERVICES -- 2.5%
      80,160   Central Garden & Pet
                 Company*(d)...............       3,627,240
      65,300   Chattem, Inc.*..............       2,318,150
       5,900   CNS, Inc. ..................         153,813
     197,500   Herbalife, Ltd. (Cayman
                 Islands)*.................       5,952,650
      77,655   Jarden Corp.*(d)............       3,189,291
     132,400   NBTY, Inc.*.................       3,111,400
      32,700   Playtex Products, Inc.*.....         359,700
     162,480   Rollins, Inc. ..............       3,171,610
     137,800   Tempur-Pedic International,
                 Inc.*(d)..................       1,631,552
      40,600   The Scotts Miracle-Gro
                 Company -- Class A........       3,569,958
     177,100   The Yankee Candle Company,
                 Inc. .....................       4,338,950
      46,620   Vector Group, Ltd.(d).......         932,866
                                             --------------
                                                 32,357,180
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         174,290
      45,800   Silgan Holdings, Inc. ......       1,523,308
                                             --------------
                                                  1,697,598
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      22,400   The Geo Group, Inc.*........         593,600
                                             --------------
               DISTRIBUTION -- 1.5%
      19,100   Handleman Company...........         241,233
     165,200   United Stationers, Inc.*....       7,906,472
      82,900   Universal Corp. ............       3,219,007

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION (CONTINUED)
     130,900   Watsco, Inc. ...............  $    6,952,099
      44,000   WESCO International,
                 Inc.*.....................       1,490,280
                                             --------------
                                                 19,809,091
                                             --------------
               DIVERSIFIED SERVICES -- 0.0%
      20,100   Resource America, Inc. --
                 Class A...................         356,373
                                             --------------
               EDUCATION -- 1.0%
      56,100   Education Management
                 Corp.*....................       1,808,664
      34,600   ITT Educational Services,
                 Inc.*.....................       1,707,510
      76,940   Laureate Education, Inc.*...       3,767,752
      76,200   School Specialty, Inc.*.....       3,717,036
      61,910   Universal Technical
                 Institute, Inc.*..........       2,204,615
                                             --------------
                                                 13,205,577
                                             --------------
               ELECTRONICS -- 1.8%
     107,210   Axsys Technologies, Inc.*...       2,102,388
     221,049   Belden CDT, Inc.(d).........       4,294,982
      13,700   Electro Scientific
                 Industries, Inc.*.........         306,332
      10,200   Methode Electronics, Inc. --
                 Class A...................         117,504
     128,800   Nam Tai Electronics, Inc.
                 (Virgin Islands)..........       3,275,384
      54,100   Park Electrochemical
                 Corp. ....................       1,441,765
      16,900   Plexus Corp.*...............         288,821
     322,000   Sanmina-SCI Corp.*..........       1,381,380
     217,900   Sonic Solutions*(d).........       4,684,850
     353,480   SRS Labs, Inc.*.............       2,276,411
      88,700   Technitrol, Inc. ...........       1,358,884
      45,200   Thomas & Betts Corp.*.......       1,555,332
                                             --------------
                                                 23,084,033
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
     238,600   Allied Waste Industries,
                 Inc.*(d)..................       2,016,170
      21,400   Clean Harbors, Inc.*........         726,530
       3,600   Metal Management, Inc. .....          91,260
                                             --------------
                                                  2,833,960
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.3%
     138,010   McGrath Rentcorp............       3,909,823
      23,400   Rent-Way, Inc.*.............         160,758
                                             --------------
                                                  4,070,581
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 4.1%
     157,900   Accredited Home Lenders
                 Holding Company*(d).......  $    5,551,764
      12,700   Affiliated Managers Group,
                 Inc.*(d)..................         919,734
     268,400   AmeriCredit Corp.*..........       6,406,708
      57,000   Calamos Asset Management,
                 Inc. -- Class A...........       1,406,760
      98,300   CapitalSource, Inc.*(d).....       2,142,940
      24,300   CompuCredit Corp.*(d).......       1,079,406
     393,000   E*TRADE Financial Corp.*....       6,916,800
     191,000   Eaton Vance Corp. ..........       4,740,620
      92,800   Friedman, Billings, Ramsey
                 Group, Inc. -- Class
                 A(d)......................         945,632
      81,600   Investment Technology Group,
                 Inc.*.....................       2,415,360
     133,300   Jefferies Group, Inc.(d)....       5,805,215
     145,100   Lazard, Ltd. -- Class A
                 (Bermuda)(d)..............       3,671,030
       3,200   Nelnet, Inc. -- Class
                 A*(d).....................         121,632
     131,600   Raymond James Financial,
                 Inc. .....................       4,226,992
       3,600   Renasant Corp. .............         113,940
      42,700   SEI Investments Company.....       1,604,666
      19,100   The Student Loan Corp. .....       4,524,408
      16,100   W Holding Company, Inc.
                 (Puerto Rico).............         153,916
                                             --------------
                                                 52,747,523
                                             --------------
               FOOD AND BEVERAGE -- 0.5%
      30,400   Boston Beer Company, Inc. --
                 Class A*..................         760,000
      56,300   Chiquita Brands
                 International, Inc.(d)....       1,573,585
      42,700   Gold Kist, Inc.*(d).........         834,785
     105,300   John B Sanfilippo & Son,
                 Inc.*.....................       1,842,750
       8,400   M&F Worldwide Corp.*........         130,620
      40,900   Nash Finch Company(d).......       1,725,571
                                             --------------
                                                  6,867,311
                                             --------------
               FUNERAL SERVICES -- 0.1%
      69,000   Alderwoods Group, Inc.*.....       1,130,220
                                             --------------
               INSURANCE -- 4.4%
       7,300   American Physicians Capital,
                 Inc.*.....................         358,649
     270,600   Assured Guaranty, Ltd.
                 (Bermuda).................       6,475,458

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
     156,800   Delphi Financial Group,
                 Inc. -- Class A...........  $    7,338,240
       9,100   FPIC Insurance Group,
                 Inc.*(d)..................         327,509
      12,200   Infinity Property & Casualty
                 Corp. ....................         428,098
      54,900   IPC Holdings, Ltd.
                 (Bermuda).................       1,792,485
      50,900   LandAmerica Financial Group,
                 Inc.(d)...................       3,290,685
      91,800   Philadelphia Consolidated
                 Holding Corp.*............       7,793,820
     143,700   Platinum Underwriters
                 Holdings, Inc.
                 (Bermuda).................       4,295,193
       4,800   Presidential Life Corp. ....          86,400
      47,300   Protective Life Corp. ......       1,947,814
     114,200   Reinsurance Group of
                 America, Inc.(d)..........       5,104,740
       5,400   Safety Insurance Group,
                 Inc. .....................         192,186
      19,600   Stewart Information Services
                 Corp. ....................       1,003,520
      70,500   The Commerce Group, Inc. ...       4,090,410
     214,030   Tower Group, Inc. ..........       3,236,134
      74,100   UICI........................       2,667,600
      68,400   United Fire & Casualty
                 Company...................       3,085,524
     117,700   Universal American Financial
                 Corp.*....................       2,676,498
                                             --------------
                                                 56,190,963
                                             --------------
               INTERNET SERVICES -- 6.1%
     219,680   aQuantive, Inc.*............       4,422,159
      88,760   Avocent Corp.*..............       2,808,366
       8,200   Blue Nile, Inc.*(d).........         259,448
     110,300   CheckFree Corp.*(d).........       4,171,546
      94,780   CNET Networks, Inc.*........       1,286,165
     372,540   CyberSource Corp.*..........       2,451,313
      27,000   Digital River, Inc.*........         940,950
     327,475   Digitas, Inc.*..............       3,720,116
     225,300   EarthLink, Inc.*............       2,410,710
      79,380   Equinix, Inc.*..............       3,306,177
      77,500   eResearch Technology,
                 Inc.*(d)..................       1,099,725
      18,800   F5 Networks, Inc.*..........         817,236
      67,000   GSI Commerce, Inc.*(d)......       1,333,300
     228,520   InfoSpace, Inc.*(d).........       5,454,773

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
     112,600   Internet Security Systems,
                 Inc.*.....................  $    2,703,526
     113,470   j2 Global Communications,
                 Inc.*(d)..................       4,586,458
     284,260   Keynote Systems, Inc.*......       3,689,695
     193,359   Marchex, Inc. -- Class
                 B*(d).....................       3,202,025
      80,500   Monster Worldwide,
                 Inc.*(d)..................       2,472,155
      80,800   NETGEAR, Inc.*(d)...........       1,944,048
      14,000   Nutri/System, Inc.*.........         350,280
     354,590   Online Resources Corp.*.....       3,751,562
     209,580   Openwave Systems,
                 Inc.*(d)..................       3,768,248
      17,300   Priceline.com, Inc.*(d).....         334,236
     169,760   RADVision, Ltd. (Israel)*...       2,320,619
      86,327   SafeNet, Inc.*(d)...........       3,134,533
     133,700   SonicWALL, Inc.*............         848,995
       7,000   Stamps.com, Inc.*...........         120,470
      94,800   The TriZetto Group, Inc.*...       1,338,576
     126,100   United Online, Inc. ........       1,746,485
     172,890   ValueClick, Inc.*(d)........       2,954,690
      24,100   Websense, Inc.*.............       1,234,161
     132,670   WebSideStory, Inc.*(d)......       2,350,912
                                             --------------
                                                 77,333,658
                                             --------------
               LEISURE AND RECREATION -- 1.1%
     288,280   Century Casinos, Inc.*......       2,049,671
      31,300   Choice Hotels International,
                 Inc. .....................       2,023,232
     224,300   Interstate Hotels & Resorts,
                 Inc.*.....................       1,042,995
     163,750   Mikohn Gaming Corp.*........       2,176,238
      32,400   Monarch Casino & Resort,
                 Inc.*.....................         550,476
     166,770   Scientific Games Corp. --
                 Class A*..................       5,169,869
      24,200   Shuffle Master, Inc.*(d)....         639,606
      52,500   Sunterra Corp.*.............         689,325
      10,300   Vail Resorts, Inc.*.........         296,125
                                             --------------
                                                 14,637,537
                                             --------------
               MACHINERY -- 1.7%
     106,800   Albany International
                 Corp. -- Class A..........       3,937,716
      49,700   Applied Industrial
                 Technologies, Inc. .......       1,783,236
       7,700   Astec Industries, Inc.*.....         218,603

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
      15,700   Blount International,
                 Inc.*.....................  $      276,948
      50,200   Bucyrus International,
                 Inc. -- Class A...........       2,466,326
       8,700   Columbus McKinnon Corp.*....         205,842
      50,200   Flow International
                 Corp.*(d).................         387,544
      15,400   Gardner Denver, Inc.*.......         686,840
      91,300   Joy Global, Inc. ...........       4,606,998
      74,300   Kadant, Inc.*...............       1,490,458
       3,800   Kennametal, Inc. ...........         186,352
      13,000   Middleby Corp.*(d)..........         942,500
     124,140   Presstek, Inc.*.............       1,611,337
      26,700   Terex Corp.*................       1,319,781
      67,200   The Timken Company..........       1,991,136
                                             --------------
                                                 22,111,617
                                             --------------
               MANUFACTURING -- 2.8%
     199,100   Acuity Brands, Inc. ........       5,907,297
      51,500   AptarGroup, Inc. ...........       2,565,215
     101,900   Carlisle Companies,
                 Inc.(d)...................       6,477,783
      51,230   Ceradyne, Inc.*(d)..........       1,879,116
      16,300   CIRCOR International,
                 Inc. .....................         447,435
      46,600   Coherent, Inc.*.............       1,364,448
     146,250   Deswell Industries, Inc.
                 (Virgin Islands)..........       2,148,413
     269,400   FLIR Systems, Inc.*(d)......       7,968,852
      16,800   Griffon Corp.*..............         413,280
      45,200   Harsco Corp. ...............       2,963,764
      23,100   Kaydon Corp. ...............         656,271
      67,100   Matthews International
                 Corp. -- Class A..........       2,535,709
       9,200   Steinway Musical
                 Instruments, Inc.*........         242,420
                                             --------------
                                                 35,570,003
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 4.3%
      53,230   Amedisys, Inc.*(d)..........       2,075,970
     114,500   American Healthways,
                 Inc.*(d)..................       4,854,800
     204,500   AMERIGROUP Corp.*...........       3,910,040
     283,900   AMN Healthcare Services,
                 Inc.*.....................       4,391,933
     107,100   AmSurg Corp.*...............       2,930,256
      41,800   CorVel Corp.*...............       1,001,528
     128,700   Covance, Inc.*..............       6,176,313
     370,360   Five Star Quality Care,
                 Inc.*.....................       2,555,484
     120,800   ICON PLC (ADR) (Ireland)*...       6,040,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES
                 (CONTINUED)
      49,900   IDX Systems Corp.*..........  $    2,154,682
      83,820   LabOne, Inc.*(d)............       3,646,170
      40,000   Manor Care, Inc. ...........       1,536,400
      72,030   Matria Healthcare, Inc.*....       2,719,133
      11,500   MedCath Corp.*(d)...........         273,125
      10,500   Odyssey HealthCare, Inc.*...         178,185
       5,700   Per-Se Technologies,
                 Inc.*.....................         117,762
       1,700   Quality Systems, Inc.*......         117,453
      28,000   RehabCare Group, Inc.*......         574,560
      14,600   Sierra Health Services,
                 Inc.*.....................       1,005,502
      54,300   Sunrise Senior Living,
                 Inc.*(d)..................       3,623,982
      64,600   Triad Hospitals, Inc.*......       2,924,442
      48,700   Universal Health Services,
                 Inc. -- Class B(d)........       2,319,581
       4,500   US Physical Therapy,
                 Inc.*.....................          81,720
                                             --------------
                                                 55,209,021
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 5.1%
      37,900   American Medical Systems
                 Holdings, Inc.*...........         763,685
       9,500   AngioDynamics, Inc.*........         199,500
      24,400   Beckman Coulter, Inc. ......       1,317,112
       9,200   Cantel Medical Corp.*.......         193,568
      51,300   Diagnostic Products
                 Corp. ....................       2,705,049
      22,000   DJ Orthopedics, Inc.*.......         636,680
     522,800   Encore Medical Corp.*.......       2,457,160
      67,600   Haemonetics Corp.*..........       3,213,028
     147,930   I-Flow Corp.*(d)............       2,028,120
      12,200   ICU Medical, Inc.*..........         350,872
     105,680   Illumina, Inc.*.............       1,353,761
      53,720   Intermagnetics General
                 Corp. ....................       1,500,400
      81,100   IRIS International, Inc.*...       1,495,484
       7,900   Lifecore Biomedical,
                 Inc.*.....................          95,511
      97,630   Lifeline Systems, Inc.*.....       3,263,771
      25,000   Luminex Corp.*..............         251,000
      60,600   Mentor Corp. ...............       3,333,606
      11,100   Meridian Bioscience,
                 Inc. .....................         229,770
       9,400   Neurometrix, Inc.*..........         279,838
     137,400   OraSure Technologies,
                 Inc.*.....................       1,295,682
     466,170   Orthovita, Inc.*............       1,995,208
     169,781   PolyMedica Corp.(d).........       5,932,148
      39,700   PSS World Medical, Inc.*....         529,598
       4,000   Somanetics Corp.*...........         100,000

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      57,590   SonoSite, Inc.*.............  $    1,709,271
     106,560   Symmetry Medical, Inc.*.....       2,525,472
     105,140   Syneron Medical, Ltd.
                 (Israel)*(d)..............       3,841,816
      51,900   Techne Corp.*(d)............       2,957,262
     143,600   The Cooper Companies,
                 Inc. .....................      11,001,195
     274,330   The Spectranetics Corp.*....       2,581,445
     100,800   Thoratec Corp.*.............       1,790,208
      58,700   Varian Medical Systems,
                 Inc.*(d)..................       2,319,237
       5,500   Vital Signs, Inc. ..........         253,495
                                             --------------
                                                 64,499,952
                                             --------------
               METALS AND MINING -- 1.5%
      51,500   Aber Diamond Corp.
                 (Canada)(d)...............       1,886,445
      70,300   Commercial Metals Company...       2,371,922
      78,400   Meridian Gold, Inc.
                 (Canada)*(d)..............       1,717,744
     107,200   Mueller Industries, Inc. ...       2,976,944
     228,400   Novelis, Inc. (Canada)......       4,896,896
      48,800   NS Group, Inc.*.............       1,915,400
      34,100   Reliance Steel & Aluminum
                 Company...................       1,804,913
      13,600   Schnitzer Steel Industries,
                 Inc. -- Class A...........         442,952
      13,800   Titanium Metals Corp.*(d)...         545,928
     175,200   Wolverine Tube, Inc.*.......       1,314,000
                                             --------------
                                                 19,873,144
                                             --------------
               OIL AND GAS: EQUIPMENT -- 1.0%
      11,000   Gulf Island Fabrication,
                 Inc. .....................         316,250
      30,910   Hydril Company*.............       2,121,662
      40,300   Lone Star Technologies,
                 Inc.*.....................       2,240,277
      97,280   Maverick Tube Corp.*........       2,918,400
      75,260   Oil States International,
                 Inc.*(d)..................       2,732,691
     115,340   Superior Energy Services,
                 Inc.*.....................       2,663,201
                                             --------------
                                                 12,992,481
                                             --------------
               OIL AND GAS: PIPELINES -- 0.0%
      42,900   TransMontaigne, Inc.*.......         342,771
                                             --------------
               OIL, COAL AND GAS -- 6.4%
      14,100   Berry Petroleum Company --
                 Class A...................         940,329
     214,850   Cabot Oil & Gas Corp. ......      10,852,073

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      36,200   Cal Dive International,
                 Inc.*.....................  $    2,295,442
      13,800   Callon Petroleum Company*...         288,834
      11,900   Clayton Williams Energy,
                 Inc.*.....................         514,080
     124,950   Encore Acquisition
                 Company*(d)...............       4,854,308
     252,400   Energy Partners, Ltd.*......       7,879,928
      17,400   Frontier Oil Corp. .........         771,690
      70,900   Global Industries, Ltd.*....       1,045,066
     276,850   Grey Wolf, Inc.*............       2,333,846
     154,000   Harvest Natural Resources,
                 Inc.*(d)..................       1,652,420
     118,100   Headwaters, Inc.*(d)........       4,416,940
     110,500   ONEOK, Inc.(d)..............       3,759,210
     183,700   Parker Drilling Company*....       1,702,899
      95,410   Patterson-UTI Energy,
                 Inc. .....................       3,442,393
       3,100   Petroleum Development
                 Corp.*....................         118,854
     138,900   Swift Energy Company*.......       6,354,675
      82,100   The Houston Exploration
                 Company*..................       5,521,225
      24,700   Ultra Petroleum Corp.
                 (Canada)*.................       1,404,936
      50,250   Unit Corp.*.................       2,777,820
     244,900   Vintage Petroleum, Inc. ....      11,182,133
     147,300   Whiting Petroleum Corp.*....       6,457,632
                                             --------------
                                                 80,566,733
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 6.0%
     249,800   Abgenix, Inc.*(d)...........       3,167,464
      68,400   Albany Molecular Research,
                 Inc.*.....................         833,112
      60,540   Alexion Pharmaceuticals,
                 Inc.*(d)..................       1,675,747
     107,800   Alpharma, Inc. -- Class A...       2,680,986
     109,359   AtheroGenics, Inc.*(d)......       1,753,025
      82,100   Barr Pharmaceuticals,
                 Inc.*.....................       4,508,932
      11,400   Bentley Pharmaceuticals,
                 Inc.*.....................         136,230
     220,000   Cephalon, Inc.*(d)..........      10,212,399
     188,800   Cubist Pharmaceuticals,
                 Inc.*.....................       4,066,752
      24,300   deCODE genetics, Inc.*(d)...         203,877
     274,700   Dendreon Corp.*(d)..........       1,843,237
     221,200   DepoMed, Inc.*(d)...........       1,433,376

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                 (CONTINUED)
     117,500   Endo Pharmaceuticals
                 Holdings, Inc.*...........  $    3,133,725
      20,799   Enzo Biochem, Inc.*(d)......         319,473
     130,300   Enzon Pharmaceuticals,
                 Inc.*.....................         863,889
     226,970   First Horizon Pharmaceutical
                 Corp.*(d).................       4,509,894
      37,950   Genomic Health, Inc.*.......         438,323
      51,400   InterMune, Inc.*(d).........         850,670
      58,500   LifeCell Corp.*.............       1,265,355
     195,000   Ligand Pharmaceuticals,
                 Inc. -- Class B*(d).......       1,976,618
      16,000   Millipore Corp.*............       1,006,240
     199,500   Nabi
                 Biopharmaceuticals*(d)....       2,613,450
      15,300   Neurocrine Biosciences,
                 Inc.*(d)..................         752,607
       9,300   Nutraceutical International
                 Corp.*....................         132,246
     145,636   Pharmaceutical Product
                 Development, Inc.*........       8,375,525
       7,600   Pharmion Corp.*.............         165,756
      18,400   POZEN, Inc.*................         202,216
      28,100   PRA International*..........         851,711
      27,600   Regeneron Pharmaceuticals,
                 Inc.*.....................         261,924
      97,130   Rigel Pharmaceuticals,
                 Inc.*.....................       2,308,780
     128,570   Salix Pharmaceuticals,
                 Ltd.*.....................       2,732,113
     155,800   Serologicals Corp.*(d)......       3,514,848
     121,500   Trimeris, Inc.*.............       1,863,810
      35,400   United Therapeutics
                 Corp.*....................       2,470,920
      41,600   Vertex Pharmaceuticals,
                 Inc.*.....................         929,760
      75,600   ViroPharma, Inc.*...........       1,572,480
                                             --------------
                                                 75,627,470
                                             --------------
               PRINTING AND PUBLISHING -- 0.8%
     220,400   Bowne & Company, Inc. ......       3,149,516
      12,000   Consolidated Graphics,
                 Inc.*.....................         516,600
      99,600   Scholastic Corp.*...........       3,681,216
      90,800   Valassis Communications,
                 Inc.*.....................       3,539,384
                                             --------------
                                                 10,886,716
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
      29,800   Getty Realty Corp. .........         857,644

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE DEVELOPMENT AND SERVICES
                 (CONTINUED)
      13,700   Jones Lang LaSalle, Inc. ...  $      631,022
      27,300   Trammell Crow Company*......         673,764
                                             --------------
                                                  2,162,430
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.9%
     177,900   Acadia Realty Trust.........       3,200,421
      45,000   Arbor Realty Trust, Inc. ...       1,264,500
      22,900   Associated Estates Realty
                 Corp. ....................         224,420
       6,600   Boykin Lodging Company*.....          81,972
      17,500   Capital Trust, Inc. -- Class
                 A.........................         562,800
      12,100   Commercial Net Lease
                 Realty....................         242,000
      89,500   Cousins Properties, Inc. ...       2,704,690
      28,400   CRIIMI MAE, Inc.*...........         488,764
       5,200   Digital Realty Trust,
                 Inc. .....................          93,600
      75,100   Entertainment Properties
                 Trust.....................       3,351,713
     127,700   Equity Inns, Inc. ..........       1,723,950
      69,500   Equity One, Inc. ...........       1,615,875
     107,100   FelCor Lodging Trust,
                 Inc.*.....................       1,622,565
       8,600   Global Signal, Inc. ........         384,764
      25,400   Gramercy Capital Corp. .....         608,584
      29,000   HomeBanc Corp. (Georgia)....         223,880
      21,300   Innkeepers USA Trust........         329,085
      32,400   Jer Investors Trust,
                 Inc. .....................         585,144
     148,470   KKR Financial Corp. ........       3,301,973
      35,500   LaSalle Hotel Properties....       1,222,975
      39,400   LTC Properties, Inc. .......         835,280
      85,600   Maguire Properties, Inc. ...       2,572,280
     139,200   MeriStar Hospitality
                 Corp.*....................       1,270,896
      23,400   Mid-America Apartment
                 Communities, Inc. ........       1,088,334
       8,200   MortgageIT Holdings,
                 Inc. .....................         116,604
      11,400   National Health Realty,
                 Inc. .....................         314,754
      17,000   Newcastle Investment
                 Corp. ....................         474,300
      12,500   NorthStar Realty Finance
                 Corp. ....................         117,375
     124,300   OMEGA Healthcare Investors,
                 Inc. .....................       1,730,256
      44,900   PS Business Parks, Inc. ....       2,056,420
      68,600   RAIT Investment Trust.......       1,955,100
       3,300   Ramco-Gershenson Properties
                 Trust.....................          96,327
     154,400   Realty Income Corp. ........       3,691,704
       6,600   Saul Centers, Inc. .........         237,534

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      53,900   SL Green Realty Corp.(d)....  $    3,674,902
      11,500   Sovran Self Storage(d)......         562,925
      16,700   Sunstone Hotel Investors,
                 Inc. .....................         407,313
      36,100   Taubman Centers, Inc. ......       1,144,370
     201,200   U-Store-It Trust............       4,078,324
       6,900   Winston Hotels, Inc. .......          69,000
                                             --------------
                                                 50,327,673
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 0.0%
       4,900   Apollo Investment Corp. ....          97,020
                                             --------------
               RETAIL -- 1.1%
     148,300   Casey's General Stores,
                 Inc. .....................       3,440,560
       4,500   Conn's, Inc.*...............         124,740
     184,812   Design Within Reach,
                 Inc.*(d)..................       1,668,852
      51,100   Dollar Tree Stores,
                 Inc.*(d)..................       1,106,315
      41,800   Longs Drug Stores Corp. ....       1,792,802
      39,300   Pantry, Inc.*...............       1,468,641
       6,100   Sonic Automotive, Inc. .....         135,542
      46,000   Trans World Entertainment
                 Corp.*....................         362,940
      41,500   Williams-Sonoma, Inc.*......       1,591,525
      91,600   Zale Corp.*.................       2,489,688
                                             --------------
                                                 14,181,605
                                             --------------
               RETAIL: RESTAURANTS -- 1.8%
      97,700   Brinker International,
                 Inc.*(d)..................       3,669,612
      64,800   Caribou Coffee Company,
                 Inc. .....................         735,480
     122,250   CEC Entertainment,
                 Inc.*(d)..................       3,882,660
      99,200   CKE Restaurants, Inc.(d)....       1,307,456
     188,568   Cosi, Inc.*.................       1,851,738
      34,700   Domino's Pizza, Inc. .......         809,204
      24,700   Jack in the Box, Inc.*......         738,777
      34,500   Lone Star Steakhouse &
                 Saloon, Inc. .............         897,000
      35,700   Panera Bread Company --
                 Class A*(d)...............       1,827,126
      35,100   Papa John's International,
                 Inc.*(d)..................       1,759,212
     148,500   Ruby Tuesday, Inc.(d).......       3,231,360
      99,000   Sonic Corp.*................       2,707,650
                                             --------------
                                                 23,417,275
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 0.1%
      50,200   Pathmark Stores, Inc.*......  $      565,754
      14,600   Spartan Stores, Inc.*.......         150,380
                                             --------------
                                                    716,134
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.5%
      53,000   Cymer, Inc.*................       1,659,960
     149,400   FEI Company*(d).............       2,875,950
      44,600   Hexcel Corp.*...............         815,734
      11,400   Woodward Governor Company...         969,570
                                             --------------
                                                  6,321,214
                                             --------------
               SEMICONDUCTORS -- 4.3%
     155,140   Advanced Analogic
                 Technologies, Inc.*.......       1,736,017
     106,640   Agere Systems, Inc.*........       1,110,122
     307,800   Altera Corp.*...............       5,882,058
     124,200   AMIS Holdings, Inc.*........       1,473,012
      60,300   Cirrus Logic, Inc.*.........         457,677
      13,500   Cohu, Inc. .................         319,275
     140,600   Cree, Inc.*(d)..............       3,517,812
      98,400   Emulex Corp.*(d)............       1,988,664
     194,900   Genesis Microchip, Inc.*....       4,278,055
     141,800   Intersil Corp. -- Class
                 A(d)......................       3,088,404
     159,500   Kulicke and Soffa
                 Industries, Inc.*.........       1,156,375
     212,400   Lattice Semiconductor
                 Corp.*....................         909,072
     202,400   Micrel, Inc.*...............       2,272,952
     169,400   Microsemi Corp.*............       4,326,476
      10,900   MKS Instruments, Inc.*......         187,807
      56,600   Netlogic Microsystems,
                 Inc.*(d)..................       1,221,994
     242,800   Novellus Systems, Inc.*.....       6,089,424
     136,470   O2Micro International, Ltd.
                 (Cayman Islands)*.........       2,148,038
      61,200   OmniVision Technologies,
                 Inc.*(d)..................         772,344
      83,700   Photronics, Inc.*...........       1,623,780
     118,200   Pixelworks, Inc.*...........         778,938
      31,100   SiRF Technology Holdings,
                 Inc.*.....................         937,043
     276,400   Teradyne, Inc.*.............       4,560,600
     164,900   Ultratech, Inc.*............       2,570,791

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
      26,700   Veeco Instruments, Inc.*....  $      428,268
     131,260   Volterra Semiconductor
                 Corp.*(d).................       1,610,560
                                             --------------
                                                 55,445,558
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 0.2%
      94,050   Hibbett Sporting Goods,
                 Inc.*.....................       2,092,613
      24,200   The Nautilus Group, Inc. ...         534,094
                                             --------------
                                                  2,626,707
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.6%
      12,300   ADTRAN, Inc. ...............         387,450
     139,200   American Tower Corp. --
                 Class A*..................       3,473,040
      10,700   Anaren, Inc.*...............         150,870
       7,600   Anixter International,
                 Inc. .....................         306,508
      72,600   Arris Group, Inc.*..........         861,036
     621,500   Avaya, Inc.*................       6,401,450
      93,450   Brightpoint, Inc.*..........       1,788,633
       6,400   Centennial Communications
                 Corp.*....................          95,872
      21,700   Commonwealth Telephone
                 Enterprises, Inc. ........         818,090
      92,600   CommScope, Inc.*(d).........       1,605,684
      16,100   CT Communications, Inc. ....         199,157
      27,600   Digi International, Inc.*...         296,148
      74,900   Dobson Communications
                 Corp. -- Class A*(d)......         575,232
      10,700   North Pittsburgh Systems,
                 Inc. .....................         218,387
     112,100   Plantronics, Inc.(d)........       3,453,801
     424,200   Polycom, Inc.*..............       6,859,314
     564,100   RF Micro Devices, Inc.*.....       3,187,165
      65,700   TALK America Holdings,
                 Inc.*(d)..................         619,551
     152,000   UbiquiTel, Inc.*............       1,328,480
       9,300   USA Mobility, Inc.*.........         250,914
                                             --------------
                                                 32,876,782
                                             --------------
               TOOLS -- 0.3%
     102,600   Snap-on, Inc. ..............       3,705,912
                                             --------------
               TOYS -- 0.1%
      80,800   JAKKS Pacific, Inc.*(d).....       1,311,384
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 1.0%
      51,900   General Maritime Corp.
                 (Marshall Islands)(d).....  $    1,910,439
     148,350   Genesee & Wyoming, Inc. --
                 Class A*(d)...............       4,702,695
       2,700   Hub Group, Inc. -- Class
                 A*........................          99,117
      13,800   Landstar System, Inc. ......         552,414
      53,630   Old Dominion Freight Line,
                 Inc.*.....................       1,796,069
      59,700   Swift Transportation
                 Company, Inc.*............       1,056,690
     175,550   Vitran Corp., Inc. -- Class
                 A (Canada)*...............       2,847,421
                                             --------------
                                                 12,964,845
                                             --------------
               UTILITIES: ELECTRIC -- 1.0%
      18,600   Avista Corp. ...............         360,840
      13,200   Cleco Corp. ................         311,256
     284,400   PNM Resources, Inc. ........       8,153,748
     124,000   Sierra Pacific Resources*...       1,841,400
      86,800   Westar Energy, Inc. ........       2,094,484
                                             --------------
                                                 12,761,728
                                             --------------
               UTILITIES: GAS -- 0.9%
      79,200   Atmos Energy Corp. .........       2,237,400
      13,300   Cascade Natural Gas
                 Corp. ....................         289,541
      58,700   New Jersey Resources
                 Corp. ....................       2,699,026
      61,700   Nicor, Inc.(d)..............       2,593,251
     113,800   WGL Holdings, Inc. .........       3,656,394
                                             --------------
                                                 11,475,612
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,079,000,616).....   1,255,005,062
                                             --------------
 PRINCIPAL
 ---------
               US TREASURY SECURITIES -- 0.1%
$    750,000   US Treasury Bill,
                 3.39%, 12/15/05(f)
                 (Cost $744,703)...........         744,703
                                             --------------
               SECURITIES LENDING COLLATERAL -- 19.1%
 245,463,448   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $245,463,448).......     245,463,448
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,325,208,767)...........   1,501,213,213
                                             --------------

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENT -- 2.7%
$ 34,888,030   With Investors Bank and
                 Trust, dated 09/30/05,
                 3.32%, due 10/03/05,
                 repurchase proceeds at
                 maturity $34,897,682
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 3.62%-4.21%,
                 due 01/01/18-05/01/33,
                 with a total value of
                 $27,909,801, and various
                 Small Business
                 Administrations,
                 6.13%-6.88%, due 04/25/15-
                 03/25/26, with a total
                 value of $8,722,630)
                 (Cost $34,888,030)........  $   34,888,030
                                             --------------
               Total Investments -- 119.8%
                 (Cost $1,360,096,797).....   1,536,101,243
               Liabilities less other
                 assets -- (19.8)%.........    (253,495,822)
                                             --------------
               NET ASSETS -- 100.0%........  $1,282,605,421
                                             ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $1,360,096,797.

The following amounts are based on cost for federal income tax purposes:


Gross unrealized appreciation..............  $216,414,988
Gross unrealized depreciation..............   (40,410,542)
                                             ------------
Net unrealized appreciation................  $176,004,446
                                             ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 94.1%
              APPAREL: MANUFACTURING AND RETAIL -- 8.6%
     39,100   Carter's, Inc.*................  $  2,220,880
     92,600   Coach, Inc.*...................     2,903,936
     88,300   The Warnaco Group, Inc.*.......     1,934,653
    130,400   Urban Outfitters, Inc.*(d).....     3,833,760
                                               ------------
                                                 10,893,229
                                               ------------
              BANKS -- 3.3%
     74,100   Brookline Bancorp, Inc. .......     1,172,262
     53,300   Midwest Banc Holdings, Inc. ...     1,232,296
     64,600   Signature Bank*(d).............     1,743,554
                                               ------------
                                                  4,148,112
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 5.3%
     40,400   Advisory Board Company*........     2,102,416
     32,400   Portfolio Recovery Associates,
                Inc.*(d).....................     1,399,032
     77,800   Resources Connection, Inc.*....     2,305,214
     58,400   TRM Corp.*(d)..................       887,096
                                               ------------
                                                  6,693,758
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
     11,100   Collectors Universe, Inc.*.....       140,970
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.5%
    129,100   Agile Software Corp.*..........       925,647
     14,400   Informatica Corp.*.............       173,088
     72,100   Interwoven, Inc.*..............       589,057
    222,500   MatrixOne, Inc.*...............     1,170,350
     39,900   Micromuse, Inc.*...............       314,412
     64,200   SERENA Software, Inc.*.........     1,279,506
                                               ------------
                                                  4,452,060
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.8%
     56,400   NCI Building Systems, Inc.*....     2,300,556
                                               ------------
              DISTRIBUTION -- 0.1%
      4,100   MWI Veterinary Supply, Inc.*...        81,795
                                               ------------
              INSURANCE -- 3.4%
    115,800   American Equity Investment Life
                Holding Company(d)...........     1,314,330
     62,700   Delphi Financial Group, Inc. --
                Class A......................     2,934,360
                                               ------------
                                                  4,248,690
                                               ------------
              INTERNET SERVICES -- 12.8%
    123,600   Akamai Technologies,
                Inc.*(d).....................     1,971,420
     57,400   aQuantive, Inc.*...............     1,155,462
     38,700   Blue Nile, Inc.*(d)............     1,224,468
     23,900   F5 Networks, Inc.*.............     1,038,933
     89,000   Jupitermedia Corp.*(d).........     1,576,190

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     94,400   Marchex, Inc. -- Class B*(d)...  $  1,563,264
     73,200   Redback Networks, Inc.*........       726,144
    106,200   RSA Security, Inc.*(d).........     1,349,802
    110,300   Secure Computing Corp.*........     1,251,905
    162,800   SupportSoft, Inc.*.............       820,512
    188,400   TIBCO Software, Inc.*..........     1,575,024
     38,400   Websense, Inc.*................     1,966,464
                                               ------------
                                                 16,219,588
                                               ------------
              MANUFACTURING -- 1.8%
     10,500   ESCO Technologies, Inc.*.......       525,735
     44,800   Lincoln Electric Holdings,
                Inc. ........................     1,765,120
                                               ------------
                                                  2,290,855
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 6.1%
    144,300   Align Technology, Inc.*(d).....       969,696
     96,500   Animas Corp.*(d)...............     1,515,050
    115,000   Conceptus, Inc.*(d)............     1,334,000
     46,900   Conor Medsystems, Inc.*........     1,102,150
     78,575   Immucor, Inc.*.................     2,156,098
     60,900   Micrus Endovascular Corp.*.....       602,301
                                               ------------
                                                  7,679,295
                                               ------------
              OIL, COAL AND GAS -- 0.6%
     22,400   W-H Energy Services, Inc.*.....       726,208
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 17.2%
     63,700   Amylin Pharmaceuticals,
                Inc.*(d).....................     2,216,123
    106,228   CV Therapeutics, Inc.*(d)......     2,841,599
     43,600   Digene Corp.*..................     1,242,600
    109,100   Encysive Pharmaceuticals,
                Inc.*........................     1,285,198
     94,200   Keryx Biopharmaceuticals,
                Inc.*........................     1,484,592
     29,500   Medicis Pharmaceuticals
                Corp. -- Class A(d)..........       960,520
     89,500   MGI Pharma, Inc.*(d)...........     2,086,245
    109,200   Nastech Pharmaceutical Company,
                Inc.*(d).....................     1,544,088
    100,200   Nektar Therapeutics*(d)........     1,698,390
     72,400   Protein Design Labs, Inc.*.....     2,027,200
     61,000   Rigel Pharmaceuticals, Inc.*...     1,449,970
     35,900   SeraCare Life Sciences,
                Inc.*........................       637,584
     35,300   United Therapeutics Corp.*.....     2,463,940
                                               ------------
                                                 21,938,049
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
     16,000   HouseValues, Inc.*.............       228,800
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 2.2%
     42,600   RAIT Investment Trust..........  $  1,214,100
     87,200   Strategic Hotel Capital,
                Inc. ........................     1,592,272
                                               ------------
                                                  2,806,372
                                               ------------
              RETAIL -- 4.6%
     46,250   America's Car-Mart, Inc.*......       829,725
     65,500   First Cash Financial Services,
                Inc.*........................     1,723,960
     38,400   Guitar Center, Inc.*...........     2,120,064
     25,400   Tractor Supply Company*........     1,159,510
                                               ------------
                                                  5,833,259
                                               ------------
              RETAIL: RESTAURANTS -- 3.7%
     53,400   BJ's Restaurants, Inc.*........     1,090,962
     60,900   Sonic Corp.*...................     1,665,615
     60,750   The Cheesecake Factory,
                Inc.*(d).....................     1,897,830
                                               ------------
                                                  4,654,407
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.0%
     38,900   Cymer, Inc.*...................     1,218,348
    166,500   Input/Output, Inc.*(d).........     1,328,670
                                               ------------
                                                  2,547,018
                                               ------------
              SEMICONDUCTORS -- 7.1%
     40,300   FormFactor, Inc.*..............       919,646
    107,200   Integrated Device Technology,
                Inc.*........................     1,151,328
    122,900   O2Micro International, Ltd.
                (Cayman Islands)*............     1,934,446
     64,100   Power Integrations, Inc.*(d)...     1,394,175
     35,100   Semtech Corp.*.................       578,097
     56,100   SiRF Technology Holdings,
                Inc.*........................     1,690,293
     44,600   Tessera Technologies,
                Inc.*(d).....................     1,333,986
                                               ------------
                                                  9,001,971
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.3%
    128,813   Hibbett Sporting Goods,
                Inc.*........................     2,866,078
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.3%
     81,100   InPhonic, Inc.*(d).............     1,115,125
    153,600   NMS Communications Corp.*......       568,320
     95,400   Polycom, Inc.*.................     1,542,618
    122,000   Symmetricom, Inc.*.............       944,280
     60,300   Tekelec*.......................     1,263,285
                                               ------------
                                                  5,433,628
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 3.1%
     55,750   Knight Transportation, Inc. ...  $  1,358,070
     37,800   Old Dominion Freight Line,
                Inc.*........................     1,265,922
     71,800   Universal Truckload Services,
                Inc.*........................     1,334,044
                                               ------------
                                                  3,958,036
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $104,009,218)..........   119,142,734
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 26.2%
$33,136,957   Securities Lending Collateral
                Investment (Note 3)
                (Cost $33,136,957)...........    33,136,957
                                               ------------
              TOTAL SECURITIES
                (Cost $137,146,175)..........   152,279,691
                                               ------------
              REPURCHASE AGREEMENT -- 6.8%
  8,543,542   With Investors Bank and Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $8,545,906
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.42%, due 01/01/33, with a
                value of $8,970,719)
                (Cost $8,543,542)............     8,543,542
                                               ------------
              Total Investments -- 127.1%
                (Cost $145,689,717)..........   160,823,233
              Liabilities less other
                assets -- (27.1)%............   (34,334,058)
                                               ------------
              NET ASSETS -- 100.0%...........  $126,489,175
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $145,689,717.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $19,588,473
    Gross unrealized depreciation...........   (4,454,957)
                                              -----------
    Net unrealized appreciation.............  $15,133,516
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.9%
              AEROSPACE AND DEFENSE -- 1.4%
     80,550   The Boeing Company.............  $  5,473,373
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.6%
     81,460   Chico's FAS, Inc.*.............     2,997,728
    130,960   Coach, Inc.*...................     4,106,906
    113,500   Nordstrom, Inc. ...............     3,895,320
     87,980   Urban Outfitters, Inc.*(d).....     2,586,612
                                               ------------
                                                 13,586,566
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.1%
     46,500   Toyota Motor Corp. (ADR)
                (Japan)(d)...................     4,295,205
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.3%
    725,540   Sirius Satellite Radio,
                Inc.*(d).....................     4,752,287
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.2%
     34,670   Cogent, Inc.*(d)...............       823,413
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.4%
    113,950   Electronic Arts, Inc.*(d)......     6,482,616
    833,650   Microsoft Corp. ...............    21,449,814
                                               ------------
                                                 27,932,430
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.9%
    137,240   Apple Computer, Inc.*..........     7,357,436
    589,340   EMC Corp. (Massachusetts)*.....     7,626,060
     76,000   SanDisk Corp.*.................     3,667,000
                                               ------------
                                                 18,650,496
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
     67,010   Cemex SA de CV (ADR)
                (Mexico).....................     3,504,623
                                               ------------
              CONSUMER GOODS AND SERVICES -- 6.9%
     49,010   Fortune Brands, Inc. ..........     3,985,983
    660,710   General Electric Company.......    22,246,106
                                               ------------
                                                 26,232,089
                                               ------------
              ELECTRONICS -- 0.8%
     93,000   Sony Corp. (ADR) (Japan)(d)....     3,086,670
                                               ------------
              FINANCIAL SERVICES -- 5.0%
     12,540   Chicago Mercantile Exchange
                Holdings, Inc.(d)............     4,229,742
     61,800   Morgan Stanley.................     3,333,492
     93,000   SEI Investments Company........     3,494,940
     67,230   T Rowe Price Group, Inc. ......     4,390,119
    248,000   The Charles Schwab Corp. ......     3,578,640
                                               ------------
                                                 19,026,933
                                               ------------
              INTERNET SERVICES -- 9.7%
    161,900   eBay, Inc.*....................     6,670,280
     42,820   Google, Inc. -- Class A*(d)....    13,550,818

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
    275,260   Juniper Networks, Inc.*........  $  6,548,435
     28,500   NetEase.com, Inc. (ADR) (Cayman
                Islands)*....................     2,565,285
    213,730   YAHOO!, Inc.*..................     7,232,623
                                               ------------
                                                 36,567,441
                                               ------------
              LEISURE AND RECREATION -- 2.1%
    112,300   MGM MIRAGE*....................     4,915,371
     97,700   Scientific Games
                Corp. -- Class A*............     3,028,700
                                               ------------
                                                  7,944,071
                                               ------------
              MACHINERY -- 2.6%
    105,600   Caterpillar, Inc. .............     6,204,000
     70,220   Joy Global, Inc. ..............     3,543,301
                                               ------------
                                                  9,747,301
                                               ------------
              MANUFACTURING -- 2.1%
     41,000   ITT Industries, Inc. ..........     4,657,600
     64,000   Precision Castparts Corp.(d)...     3,398,400
                                               ------------
                                                  8,056,000
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.0%
    138,200   UnitedHealth Group, Inc. ......     7,766,840
     96,100   WellPoint, Inc.*...............     7,286,302
                                               ------------
                                                 15,053,142
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
     39,400   Bausch & Lomb, Inc.(d).........     3,178,792
    174,080   Johnson & Johnson..............    11,015,782
     98,500   St Jude Medical, Inc.*.........     4,609,800
                                               ------------
                                                 18,804,374
                                               ------------
              METALS AND MINING -- 1.8%
     78,530   Companhia Vale do Rio Doce
                (CVRD) (ADR) (Brazil)(d).....     3,444,326
     57,500   Nucor Corp. ...................     3,391,925
                                               ------------
                                                  6,836,251
                                               ------------
              OIL AND GAS: PIPELINES -- 1.9%
     36,500   Kinder Morgan, Inc.(d).........     3,509,840
    150,800   The Williams Companies,
                Inc. ........................     3,777,540
                                               ------------
                                                  7,287,380
                                               ------------
              OIL, COAL AND GAS -- 2.0%
     44,430   Peabody Energy Corp. ..........     3,747,671
     34,000   Valero Energy Corp. ...........     3,844,040
                                               ------------
                                                  7,591,711
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 11.2%
    108,400   Amgen, Inc.*...................     8,636,228

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
    153,190   Caremark Rx, Inc.*.............  $  7,648,777
     93,700   Genentech, Inc.*...............     7,890,477
     95,280   Genzyme Corp.*.................     6,825,859
    158,070   Gilead Sciences, Inc.*.........     7,707,493
     57,680   Sepracor, Inc.*(d).............     3,402,543
                                               ------------
                                                 42,111,377
                                               ------------
              RETAIL -- 0.9%
     80,970   Best Buy Company, Inc. ........     3,524,624
                                               ------------
              RETAIL: RESTAURANTS -- 0.9%
     69,640   Starbucks Corp.*...............     3,488,964
                                               ------------
              RETAIL: SUPERMARKETS -- 0.9%
     25,400   Whole Foods Market, Inc. ......     3,415,030
                                               ------------
              SEMICONDUCTORS -- 12.7%
    255,290   Advanced Micro Devices,
                Inc.*(d).....................     6,433,308
     91,000   Analog Devices, Inc.(d)........     3,379,740
    434,510   Applied Materials, Inc. .......     7,369,290
    191,580   Broadcom Corp. -- Class A*.....     8,987,017
     66,250   KLA-Tencor Corp. ..............     3,230,350
    163,280   Marvell Technology Group, Ltd.
                (Bermuda)*(d)................     7,528,840
    221,000   Teradyne, Inc.*................     3,646,500
    204,990   Texas Instruments, Inc. .......     6,949,161
                                               ------------
                                                 47,524,206
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 8.6%
    206,440   America Movil SA de CV --
                Series L (ADR) (Mexico)......     5,433,501
    129,500   Comverse Technology, Inc.*.....     3,401,965
    389,720   Corning, Inc.*.................     7,533,287
    328,000   Motorola, Inc. ................     7,245,520
     43,640   NII Holdings, Inc.*............     3,685,398
    143,700   Telefonaktiebolaget LM Ericsson
                (ADR) (Sweden)*..............     5,293,908
                                               ------------
                                                 32,593,579
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $333,446,601)................   377,909,536
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 16.0%
$60,319,890   Securities Lending Collateral
                Investment (Note 3) (Cost
                $60,319,890).................  $ 60,319,890
                                               ------------
              TOTAL SECURITIES (Cost
                $393,766,491)................   438,229,426
                                               ------------
              REPURCHASE AGREEMENT -- 0.1%
    532,179   With Investors Bank and Trust,
                dated 09/30/05, 3.32%,
                due 10/03/05, repurchase
                proceeds at maturity $532,326
                (Collateralized by Small
                Business Administration,
                4.50%, due 02/25/24, with a
                value of $558,788) (Cost
                $532,179)....................       532,179
                                               ------------
              Total Investments -- 116.0%
                (Cost $394,298,670)..........   438,761,605
              Liabilities less other
                assets -- (16.0)%............   (60,667,764)
                                               ------------
              NET ASSETS -- 100.0%...........  $378,093,841
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $394,298,670.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $49,463,302
    Gross unrealized depreciation...........   (5,000,367)
                                              -----------
    Net unrealized appreciation.............  $44,462,935
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 90.6%
              ADVERTISING -- 0.5%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,537,825
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       442,488
                                               ------------
                                                  1,980,313
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       420,675
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       449,238
    210,000   B/E Aerospace, Series B,
                8.00%, 03/01/08..............       211,050
                                               ------------
                                                  1,080,963
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.3%
    940,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............       998,750
                                               ------------
              AIRLINES -- 1.4%
    920,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       861,619
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,628,638
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       302,065
  1,490,000   AMR Corp.,
                9.00%, 08/01/12..............     1,057,900
  1,433,626   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,284,932
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09(h)...........        92,500
    495,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08(h)...........       373,725
     45,000   Delta Air Lines, Inc., Series
                2000-1,
                7.78%, 11/18/05..............        25,566
                                               ------------
                                                  5,626,945
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.7%
  1,330,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,216,950
  3,300,000   Levi Strauss & Company,
                12.25%, 12/15/12.............     3,663,000
    895,000   Levi Strauss & Company,
                9.75%, 01/15/15..............       917,375

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL (CONTINUED)
$ 1,740,000   Levi Strauss & Company,
                Floating Rate,
                8.25%, 04/01/12(b)...........  $  1,744,350
  2,085,000   Neiman Marcus Group, Inc. --
                144A,
                10.38%, 10/15/15.............     2,085,000
  1,485,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     1,551,825
  2,445,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,518,350
    490,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............       494,900
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       722,675
                                               ------------
                                                 14,914,425
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.4%
    565,000   Navistar International Corp.,
                7.50%, 06/15/11..............       573,475
  1,270,000   Navistar International Corp.,
                6.25%, 03/01/12..............     1,212,850
                                               ------------
                                                  1,786,325
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.3%
  2,110,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,046,699
    395,000   Commercial Vehicle
                Group -- 144A,
                8.00%, 07/01/13..............       398,950
  1,185,000   Delphi Corp.,
                6.55%, 06/15/06..............       876,900
  1,059,674   Delphi Corp. (Loan
                Participation), Tranche B,
                9.74%, 06/14/11..............     1,082,110
    155,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       108,500
    270,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       270,000
  1,035,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       905,625
    260,000   Rexnord Corp.,
                10.13%, 12/15/12.............       286,000
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............     1,012,500
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,060,763

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
$   354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............  $    400,905
    680,000   Visteon Corp.,
                8.25%, 08/01/10..............       649,400
                                               ------------
                                                  9,098,352
                                               ------------
              BROADCAST SERVICES/MEDIA -- 7.8%
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(h)..........     1,188,275
    840,000   Adelphia Communications,
                10.25%, 06/15/11(h)..........       642,600
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(h)(l)........       225,700
  5,970,000   CCO Holdings LLC/Capital
                Corp. -- 144A,
                8.75%, 11/15/13..............     5,925,224
  2,285,000   Charter Communications Holdings
                II,
                10.25%, 09/15/10.............     2,353,549
  1,740,000   Coleman Cable, Inc.,
                9.88%, 10/01/12..............     1,542,075
  1,030,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     1,113,688
  1,175,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12..............     1,116,250
    405,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............       399,938
  1,800,000   HIT Entertainment, Inc. (Loan
                Participation),
                Tranche LN 227525,
                9.17%, 02/05/13..............     1,842,750
  4,625,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(g).....     4,740,624
  2,040,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............     2,264,399
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12.............       773,988
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....       432,488
    415,000   LIN Television Corp -- 144A,
                6.50%, 05/15/13..............       395,288
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,232,975
    835,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       898,669

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   430,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11(m)(p).......  $    564,346
  1,300,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11.............     1,431,625
    465,000   Paxson Communications Corp.,
                10.75%, 07/15/08.............       459,188
    190,000   Paxson Communications Corp.,
                zero coupon, 01/15/09(g).....       185,250
  2,055,000   Sirius Satellite Radio,
                Inc. -- 144A,
                9.63%, 08/01/13..............     1,983,075
                                               ------------
                                                 31,711,964
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
  1,500,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............     1,507,500
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,271,300
                                               ------------
                                                  3,778,800
                                               ------------
              CHEMICALS -- 4.1%
     87,000   Avecia Group PLC (United
                Kingdom),
                11.00%, 07/01/09.............        89,936
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       717,225
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,246,185
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       900,600
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,850,875
    220,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       226,050
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       358,400
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,476,635
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,483,250
  2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............     2,965,250
    765,000   PolyOne Corp.,
                10.63%, 05/15/10.............       791,775
    105,000   PolyOne Corp.,
                8.88%, 05/01/12..............       100,144
    135,000   Polypore, Inc.,
                8.75%, 05/15/12..............       119,475

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$   380,000   PQ Corp. -- 144A,
                7.50%, 02/15/13..............  $    370,500
    340,000   Rhodia SA (France),
                10.25%, 06/01/10.............       361,250
  1,148,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,257,060
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(g).....     1,244,025
                                               ------------
                                                 16,558,635
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.4%
    190,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       192,850
  1,685,000   SunGard Data Systems, Inc. --
                144A,
                9.13%, 08/15/13..............     1,754,505
  1,445,000   SunGard Data Systems, Inc. --
                144A,
                10.25%, 08/15/15.............     1,470,288
    340,000   Unisys Corp.,
                8.00%, 10/15/12..............       335,750
  1,705,000   Unisys Corp.,
                8.50%, 10/15/15..............     1,700,738
                                               ------------
                                                  5,454,131
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.5%
  1,930,000   GSC Holdings Corp. -- 144A,
                8.00%, 10/01/12..............     1,930,000
  2,090,000   GSC Holdings Corp. -- 144A,
                Floating Rate,
                7.88%, 10/01/11(b)...........     2,103,063
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,953,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       170,850
                                               ------------
                                                  6,156,913
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.7%
  1,590,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,613,850
  1,955,000   Nortek, Inc.,
                8.50%, 09/01/14..............     1,808,375
    930,000   NTK Holdings, Inc.,
                10.75%, 03/01/14.............       525,450
    865,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13.............       858,513
    520,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............       439,400

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
$ 1,100,000   RMCC Acquisition Company --
                144A,
                9.50%, 11/01/12..............  $  1,116,500
    330,000   Stanley-Martiin Companies --
                144A,
                9.75%, 08/15/15..............       324,225
                                               ------------
                                                  6,686,313
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    695,000   Fedders North America,
                9.88%, 03/01/14..............       521,250
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(g).....       213,875
    303,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       327,998
                                               ------------
                                                  1,063,123
                                               ------------
              CONTAINERS AND PACKAGING -- 2.7%
    365,000   Crown European Holdings SA
                (France),
                9.50%, 03/01/11..............       401,500
  1,990,000   Crown European Holdings SA
                (France),
                10.88%, 03/01/13.............     2,318,350
    995,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............       984,813
    300,000   Kappa Beheer BV (The
                Netherlands),
                10.63%, 07/15/09.............       313,875
    999,905   Pliant Corp. -- 144A,
                11.63%, 06/15/09(k)..........     1,064,899
  2,745,000   Smurfit-Stone Container Corp.,
                9.25%, 02/01/08..............     2,813,625
    810,000   Solo Cup Company,
                8.50%, 02/15/14..............       720,900
  1,950,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,745,250
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       247,925
                                               ------------
                                                 10,611,137
                                               ------------
              DISTRIBUTION -- 0.3%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............     1,021,340
                                               ------------
              EDUCATION -- 0.2%
    740,000   Knowledge Learning
                Center -- 144A,
                7.75%, 02/01/15..............       728,900
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.1%
$   550,000   Muzak LLC,
                10.00%, 02/15/09.............  $    462,000
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.9%
    795,000   Aleris International, Inc.,
                10.38%, 10/15/10.............       880,463
    651,000   Aleris International, Inc.,
                9.00%, 11/15/14..............       690,060
  2,630,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     2,754,925
  1,750,000   Allied Waste North America,
                Inc., Series B,
                8.50%, 12/01/08..............     1,833,125
  1,555,000   Waste Services, Inc. (Canada),
                9.50%, 04/15/14..............     1,555,000
                                               ------------
                                                  7,713,573
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 1.0%
  1,100,000   Neff Rental, Inc./Neff
                Finance -- 144A,
                11.25%, 06/15/12.............     1,171,500
    235,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............       227,950
    365,000   United Rentals North America,
                Inc.,
                7.75%, 11/15/13..............       354,050
  2,400,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............     2,238,000
                                               ------------
                                                  3,991,500
                                               ------------
              FINANCIAL SERVICES -- 4.8%
    600,000   Alamosa Delaware, Inc.,
                12.00%, 07/31/09.............       667,500
  2,050,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............     2,321,625
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,491,863
  1,200,000   BLB WorldWide Holdings Corp.,
                7.83%, 06/30/12..............     1,225,500
    385,000   Dana Credit Corp. -- 144A,
                8.38%, 08/15/07..............       382,634
  1,400,000   E*TRADE Financial Corp.,
                8.00%, 06/15/11..............     1,452,500
  1,900,000   E*TRADE Financial
                Corp. -- 144A,
                7.38%, 09/15/13..............     1,928,500
  4,555,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     4,436,774
    200,000   General Motors Acceptance
                Corp.,
                6.13%, 09/15/06..............       200,681

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 2,300,000   Masonite International Corp.
                (Bridge Loan),
                9.38%, 10/06/06..............  $  2,300,000
  1,777,000   REFCO Finance Holdings,
                9.00%, 08/01/12..............     1,941,373
    620,000   Residential Capital
                Corp. -- 144A,
                6.88%, 06/30/15..............       649,927
                                               ------------
                                                 18,998,877
                                               ------------
              FOOD AND BEVERAGE -- 1.5%
  1,280,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,369,600
  1,550,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(g).....     1,193,500
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,464,525
  1,600,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     1,520,000
    357,000   United Agriculture Products,
                8.25%, 12/15/11..............       378,420
                                               ------------
                                                  5,926,045
                                               ------------
              FUNERAL SERVICES -- 0.3%
  1,090,000   Service Corp. International --
                144A,
                7.00%, 06/15/17..............     1,106,350
                                               ------------
              LEISURE AND RECREATION -- 7.8%
  1,415,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............     1,369,013
    162,890   Eldorado Casino Shreveport,
                10.00%, 08/01/12.............       153,931
  2,100,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,383,499
  4,710,000   Kerzner International
                (Bahamas) -- 144A,
                6.75%, 10/01/15..............     4,586,362
  2,155,000   Loews Cineplex Entertainment
                Corp.,
                9.00%, 08/01/14..............     2,106,513
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,452,700
  1,500,000   MGM MIRAGE -- 144A,
                6.63%, 07/15/15..............     1,490,625
    460,000   Mohegan Tribal Gaming
                Authority,
                8.00%, 04/01/12..............       487,600
  1,070,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     1,055,288

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$   250,000   Resort International
                Hotel/Casino (Loan
                Participation), Tranche LN
                2030007,
                8.81%, 03/22/13..............  $    251,094
    905,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13..............       915,181
    565,000   Seneca Gaming Corp.,
                7.25%, 05/01/12..............       581,950
    930,000   Seneca Gaming Corp. -- 144A,
                7.25%, 05/01/12..............       957,900
  1,555,000   Six Flags, Inc.,
                8.88%, 02/01/10..............     1,547,225
    500,000   Station Casinos, Inc.,
                6.88%, 03/01/16..............       509,375
    850,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............       865,938
  5,540,000   Trump Entertainment Resorts,
                Inc.,
                8.50%, 06/01/15..............     5,373,799
  1,732,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,853,240
  3,515,000   Wynn Las Vegas LLC/Capital
                Corp.,
                6.63%, 12/01/14..............     3,378,793
                                               ------------
                                                 31,320,026
                                               ------------
              MACHINERY -- 0.7%
    830,000   Chart Industries, Inc. -- 144A,
                9.13%, 10/15/15..............       830,000
    745,000   Terex Corp., Series B,
                10.38%, 04/01/11.............       800,875
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       342,363
    970,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............       892,400
                                               ------------
                                                  2,865,638
                                               ------------
              MANUFACTURING -- 1.9%
    455,000   Aearo Company I,
                8.25%, 04/15/12..............       457,275
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       876,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,800,099
    515,000   Goodman Global Holding
                Company -- 144A,
                Floating Rate,
                6.41%, 06/15/12(j)...........       505,988
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,650

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING (CONTINUED)
$   720,000   MAAX Corp. (Canada),
                9.75%, 06/15/12..............  $    630,000
  1,035,000   Samsonite Corp.,
                8.88%, 06/01/11..............     1,104,863
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 02/01/06(h)...........         1,800
                                               ------------
                                                  7,392,675
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.8%
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       284,175
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       229,900
    700,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............       670,250
    985,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       925,900
    800,000   National Mentor, Inc. -- 144A,
                9.63%, 12/01/12..............       840,000
    835,000   Res-Care, Inc. -- 144A,
                7.75%, 10/15/13..............       843,350
  1,570,000   US Oncology, Inc.,
                9.00%, 08/15/12..............     1,703,450
  1,345,000   US Oncology, Inc.,
                10.75%, 08/15/14.............     1,513,125
                                               ------------
                                                  7,010,150
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.7%
  1,345,000   CDRV Investors, Inc.,
                zero coupon, 01/01/15(g).....       773,375
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       887,400
    710,000   Medical Device Manufacturing,
                Inc., Series B,
                10.00%, 07/15/12.............       773,900
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,457,500
  1,170,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,260,675
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       188,125
    350,000   Safety Products
                Holdings -- 144A,
                11.75%, 01/01/12(k)..........       355,250
  1,220,000   VWR International, Inc.,
                8.00%, 04/15/14..............     1,194,075
                                               ------------
                                                  6,890,300
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING -- 1.4%
$ 1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14..............  $  1,571,585
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,741,275
  1,240,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....       911,400
  1,130,000   Novelis, Inc. -- 144A (Canada),
                7.25%, 02/15/15..............     1,073,500
    375,000   Oregon Steel Mills, Inc.,
                10.00%, 07/15/09.............       405,938
                                               ------------
                                                  5,703,698
                                               ------------
              OIL AND GAS: PIPELINES -- 2.1%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       396,357
  1,285,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............     1,195,050
    675,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............       756,000
    105,000   El Paso CGP Company,
                7.50%, 08/15/06..............       106,838
    740,000   El Paso CGP Company,
                9.63%, 05/15/12..............       821,400
    775,000   El Paso Corp. -- 144A,
                7.63%, 08/16/07..............       792,438
    485,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............       494,094
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       407,550
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       298,625
  2,510,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     2,648,049
    375,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............       444,375
                                               ------------
                                                  8,360,776
                                               ------------
              OIL, COAL AND GAS -- 2.8%
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12.............       462,725
    400,000   Clayton William Energy -- 144A,
                7.75%, 08/01/13..............       393,000
    160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       168,000
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       729,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 2,485,000   Hanover Compressor Company,
                zero coupon, 03/31/07(g).....  $  2,248,924
    580,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............       619,150
    390,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............       424,125
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       599,813
  1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............     1,316,250
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       190,313
  1,295,525   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,483,376
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       464,200
    290,000   Titan Petrochemicals -- 144A
                (Bermuda),
                8.50%, 03/18/12..............       280,575
  1,615,000   United Refining Company,
                10.50%, 08/15/12.............     1,719,975
                                               ------------
                                                 11,100,176
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.5%
    170,000   Caraustar Industries, Inc.,
                7.38%, 06/01/09..............       165,750
  2,550,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     2,537,250
  1,225,000   Domtar, Inc. (Canada),
                7.13%, 08/15/15..............     1,129,293
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,404,225
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,551,200
    595,000   Newark Group, Inc.,
                9.75%, 03/15/14..............       532,525
  2,395,000   NewPage Corp.,
                10.00%, 05/01/12.............     2,263,275
    375,000   Norske Skog, Ltd., Series D
                (Canada),
                8.63%, 06/15/11..............       378,750
                                               ------------
                                                  9,962,268
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING -- 4.0%
$   515,000   American Media Operations,
                Inc.,
                8.88%, 01/15/11..............  $    458,350
  3,910,000   American Media Operations,
                Inc., Series B,
                10.25%, 05/01/09.............     3,822,024
  1,195,000   CanWest Media, Inc. (Canada),
                10.63%, 05/15/11.............     1,305,538
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,432,792
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       425,375
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,375,959
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,919,375
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,789,200
  1,500,000   Houghton Mifflin Company,
                zero coupon, 10/15/13(g).....     1,140,000
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(a)..........       107,389
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(a)..........       196,100
  1,000,000   Primedia, Inc., Floating Rate,
                8.64%, 05/15/10(b)...........     1,060,000
                                               ------------
                                                 16,032,102
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
    130,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       143,975
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       547,500
    830,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       777,088
                                               ------------
                                                  1,468,563
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    350,000   FelCor Lodging LP, Floating
                Rate,
                7.78%, 06/01/11(j)...........       366,625
    150,000   Host Marriott LP, Series O,
                6.38%, 03/15/15..............       146,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$ 1,605,000   Meristar Hospitality Operating
                Partnership LP/MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............  $  1,709,325
    485,000   Ventas Realty LP/Ventas Capital
                Corp. -- 144A,
                7.13%, 06/01/15..............       504,400
                                               ------------
                                                  2,726,600
                                               ------------
              RETAIL -- 1.1%
    550,000   Rite Aid Corp.,
                7.13%, 01/15/07..............       556,188
    800,000   Rite Aid Corp.,
                8.13%, 05/01/10..............       820,000
  3,000,000   Toys R Us, Inc. (Loan
                Participation), LN 224666,
                8.88%, 07/21/06..............     3,001,875
                                               ------------
                                                  4,378,063
                                               ------------
              SEMICONDUCTORS -- 1.7%
  2,510,000   Advanced Micro Devices, Inc.,
                7.75%, 11/01/12..............     2,585,300
    705,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       611,588
  4,065,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     3,495,900
                                               ------------
                                                  6,692,788
                                               ------------
              SPECIAL PURPOSE ENTITY -- 7.3%
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.00%, 12/01/11..............       211,775
  1,170,000   AMR Holding Company/Emcare
                Holding Company -- 144A,
                10.00%, 02/15/15.............     1,269,450
    890,000   Aventine Renewable Energy
                Holdings, Inc. -- 144A,
                Floating Rate,
                9.41%, 12/15/11(b)...........       930,050
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       545,700
    975,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13..............       988,406
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,663,750
    450,000   CPI Holdco, Inc., Floating
                Rate,
                8.83%, 02/01/15(j)...........       445,492

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. --
                Series B,
                zero coupon, 10/01/14(g).....  $    973,605
  1,150,000   Digicel, Ltd. -- 144A
                (Jamaica),
                9.25%, 09/01/12..............     1,196,000
    140,000   Huntsman Advanced Materials,
                11.00%, 07/15/10.............       157,500
    673,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............       757,125
  1,810,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(g).....     1,095,050
  1,980,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,999,800
  1,090,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,073,650
  1,605,817   NSP Holdings/Cap Corp.,
                11.75%, 01/01/12(k)..........     1,629,904
  1,380,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     1,478,325
  2,840,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     3,223,399
    100,000   Standard Aero Holdings, Inc.,
                8.25%, 09/01/14..............        97,250
  3,535,000   UGS Corp.,
                10.00%, 06/01/12.............     3,888,499
  2,465,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,797,775
    275,000   Universal City Florida,
                8.38%, 05/01/10..............       286,688
    595,000   Universal City Florida,
                Floating Rate,
                7.96%, 05/01/10(b)...........       620,288
  1,530,000   Vanguard Health Holding Company
                II,
                9.00%, 10/01/14..............     1,637,100
                                               ------------
                                                 28,966,581
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(h)(m)........       547,188
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 8.6%
$   345,000   Airgate PCS, Inc., Floating
                Rate,
                7.35%, 10/15/11(b)...........  $    357,075
  3,680,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     4,158,399
    585,000   General Cable Corp.,
                9.50%, 11/15/10..............       618,638
    851,000   Inmarsat Finance PLC (United
                Kingdom),
                7.63%, 06/30/12..............       880,785
  4,435,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                5.25%, 11/01/08..............     4,102,374
  1,990,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                8.70%, 01/15/12(j)...........     2,034,775
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(h)..........            --
    765,000   IWO Holdings, Inc.,
                zero coupon, 01/15/15(g).....       541,238
    185,000   IWO Holdings, Inc., Floating
                Rate,
                7.35%, 01/15/12(b)...........       193,325
  3,145,000   LCI International, Inc.,
                7.25%, 06/15/07..............     3,082,099
  1,395,000   New Skies Satellites NV (The
                Netherlands),
                9.13%, 11/01/12..............     1,450,800
    645,000   New Skies Satellites NV (The
                Netherlands), Floating Rate,
                8.54%, 11/01/11(j)...........       667,575
  3,095,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     2,928,643
    485,000   NTL Cable PLC (United Kingdom),
                8.75%, 04/15/14..............       503,188
  1,780,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............     1,806,700
    670,000   Qwest Capital Funding, Inc.,
                6.38%, 07/15/08..............       658,275
    460,000   Qwest Communications
                International,
                7.25%, 02/15/11..............       450,225
  2,405,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............     2,296,774
  1,035,000   Qwest Corp.,
                7.88%, 09/01/11..............     1,084,163
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............        99,000

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   470,000   Qwest Corp. -- 144A,
                7.63%, 06/15/15..............  $    482,338
  1,075,000   Qwest Services Corp.,
                13.50%, 12/15/10.............     1,236,250
    580,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       615,525
  1,130,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............     1,223,225
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                7.00%, 12/15/10(b)...........     1,115,588
     47,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(g).....        42,888
    450,000   Telemig Celular Participacoes
                SA/ Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............       477,000
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,772,850
                                               ------------
                                                 34,879,715
                                               ------------
              TRANSPORTATION -- 1.7%
  1,425,000   Greenbrier Companies, Inc.,
                8.38%, 05/15/15..............     1,489,125
    765,000   H-Lines Finance
                Holding -- 144A,
                zero coupon, 04/01/13(g).....       638,775
  1,620,000   Horizon Lines LLC,
                9.00%, 11/01/12..............     1,743,525
    285,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............       296,400
    610,000   Quality Distribution,
                LLC/Quality QD Capital Corp.,
                Floating Rate,
                8.10%, 01/15/12(b)...........       588,650
    385,000   TFM, SA de CV (Mexico),
                12.50%, 06/15/12.............       448,525
  1,535,000   TFM, SA de CV -- 144A (Mexico),
                9.38%, 05/01/12..............     1,665,475
                                               ------------
                                                  6,870,475
                                               ------------
              UTILITIES: ELECTRIC -- 2.9%
    553,000   AES Corp.,
                9.38%, 09/15/10..............       612,448
    400,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       440,000
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       341,775
    482,239   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       562,109

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   235,000   Calpine Corp.,
                7.63%, 04/15/06..............  $    207,975
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............        78,125
  1,305,000   Inergy LP/Inergy Finance
                Corp. -- 144A,
                6.88%, 12/15/14..............     1,252,800
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,251,875
    488,000   Nevada Power Company,
                9.00%, 08/15/13..............       544,426
    698,000   NRG Energy, Inc.,
                8.00%, 12/15/13..............       746,860
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,438,150
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       277,950
    915,000   Reliant Energy, Inc.,
                9.50%, 07/15/13..............     1,015,650
                                               ------------
                                                 11,770,143
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $358,348,807)..........   362,393,599
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 1.4%
              FINANCIAL SERVICES -- 0.0%
  1,745,000   Trump Atlantic City(m).........        67,183
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      1,100   Shreveport Gaming Holdings,
                Inc.*........................        19,635
    109,444   Trump Entertainment Resorts,
                Inc.*........................     1,963,425
                                               ------------
                                                  1,983,060
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.9%
     11,585   Crown Castle International
                Corp.*.......................       285,339
     31,250   IWO Holdings, Inc.*............     1,312,499
     34,860   New Skies Satellites Holdings,
                Ltd. (The Netherlands).......       733,803
     16,540   NTL, Inc. (United Kingdom)*....     1,104,872
                                               ------------
                                                  3,436,513
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $4,204,803)............     5,486,756
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.4%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........  $  1,331,373
                                               ------------
              OIL, COAL AND GAS -- 0.5%
     11,700   Chesapeake Energy Corp.,
                4.50%........................     1,301,625
      2,400   Chesapeake Energy Corp.,
                5.00%........................       567,600
                                               ------------
                                                  1,869,225
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
     38,375   Crown Castle International
                Corp., 6.25%.................     1,985,906
                                               ------------
              UTILITIES: ELECTRIC -- 0.1%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       299,145
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $3,979,393)............     5,485,649
                                               ------------
              WARRANTS -- 0.2%
      1,125   American Tower Corp., Expires
                08/01/08*....................       396,199
      1,000   IPCS, Inc. -- 144A, Expires
                07/15/10*(m).................            --
      1,000   IWO Holdings, Inc., Expires
                01/15/11*(m).................            --
        750   Mueller Holdings, Inc., Expires
                04/15/14*....................       270,188
         84   New World Coffee, Expires
                06/20/06*(m).................             1
      1,000   ONO Finance PLC, (United
                Kingdom), Expires
                03/16/11*(m).................            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(m).........            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       666,388
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.9%
              AEROSPACE AND DEFENSE -- 0.4%
$ 1,305,000   L-3 Communications Corp. --
                144A,
                3.00%, 08/01/35..............     1,340,887
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.2%
  1,000,000   XM Satellite Radio Holdings,
                Inc.,
                1.75%, 12/01/09..............       951,250
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              LEISURE AND RECREATION -- 0.2%
$   645,000   Kerzner International -- 144A
                (Bahama Islands),
                2.38%, 04/15/24..............  $    708,694
                                               ------------
              SEMICONDUCTORS -- 0.1%
    440,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       420,750
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $3,355,307)............     3,421,581
                                               ------------
              TOTAL SECURITIES
                (Cost $369,963,712)..........   377,453,973
                                               ------------
              REPURCHASE AGREEMENT -- 4.4%
 17,579,725   With Investors Bank and Trust,
                dated 09/30/05, 3.32%, due
                10/03/05, repurchase proceeds
                at maturity $17,584,588
                (Collateralized by Small
                Business Administration,
                6.00%, due 08/25/30, with
                value of $18,458,711) (Cost
                $17,579,725).................    17,579,725
                                               ------------
              Total Investments -- 98.9%
                (Cost $387,543,437)..........   395,033,698
              Other assets less
                liabilities -- 1.1%..........     4,323,793
                                               ------------
              NET ASSETS -- 100.0%...........  $399,357,491
                                               ============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $387,543,437.

The following amounts are based on cost for federal income tax purposes:


Gross unrealized appreciation...............  $13,608,706
Gross unrealized depreciation...............   (6,118,445)
                                              -----------
Net unrealized appreciation.................  $ 7,490,261
                                              ===========

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS -- 98.2%
              ADVERTISING -- 0.3%
    168,509   Publicis Groupe*.......  $    5,362,797     FRA
                                       --------------
              AEROSPACE AND DEFENSE -- 0.9%
  1,565,500   Bae Systems PLC........       9,484,822     BRI
    136,062   European Aeronautic
                Defense and Space
                Company*.............       4,824,020     NET
                                       --------------
                                           14,308,842
                                       --------------
              AGRICULTURE -- 0.3%
 11,951,000   Chaoda Modern
                Agriculture
                (Holdings), Ltd. ....       4,544,780     CAY
                                       --------------
              AIRLINES -- 0.6%
  1,710,200   Qantas Airways,
                Ltd. ................       4,395,149     AUS
    112,300   Ryanair Holdings PLC
                (ADR)*(d)............       5,113,019     IRE
                                       --------------
                                            9,508,168
                                       --------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.8%
     55,899   Adidas-Salomon AG......       9,713,204     GER
    242,300   Benetton Group SpA.....       2,597,578     ITA
                                       --------------
                                           12,310,782
                                       --------------
              AUTOMOBILES/MOTOR VEHICLES -- 4.3%
    244,600   DaimlerChrysler AG*....      12,975,947     GER
    117,200   Honda Motor Company,
                Ltd. ................       6,628,118     JPN
  1,122,800   Nissan Motor Company,
                Ltd. ................      12,818,436     JPN
    817,000   Toyota Motor Corp. ....      37,424,242     JPN
                                       --------------
                                           69,846,743
                                       --------------
              AUTOMOTIVE EQUIPMENT -- 1.4%
    252,900   Aisin Seiki Company,
                Ltd. ................       7,173,520     JPN
    127,500   Alpine Electronics,
                Inc. ................       2,057,611     JPN
     10,200   Georg Fischer AG*......       3,516,087     SWI
  1,128,000   GKN PLC................       5,864,247     BRI
    104,788   Valeo SA(d)............       4,354,986     FRA
                                       --------------
                                           22,966,451
                                       --------------
              BANKS -- 21.2%
    589,000   ABN AMRO Holding NV*...      14,108,241     NET
     69,300   Allied Irish Banks
                PLC..................       1,474,201     IRE
    241,200   Allied Irish Banks
                PLC..................       5,130,986     IRE
    837,447   Banco Bilbao Vizcaya
                Argentaria SA........      14,684,626     SPA

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    709,400   Banco Comercial
                Portugues SA -- Class
                R*...................  $    1,969,488     POR
    403,900   Banco Santander Central
                Hispano SA...........       5,305,719     SPA
  2,361,500   Barclays PLC...........      23,866,675     BRI
    312,429   Bayerische Hypo-und
                Vereinsbank AG (HVB
                Group)*..............       8,801,551     GER
    222,100   BNP Paribas SA.........      16,883,378     FRA
    183,200   Canadian Imperial Bank
                of Commerce(d).......      11,441,135     CDA
    204,100   Commonwealth Bank of
                Australia............       5,978,388     AUS
    620,782   Credit Suisse Group*...      27,477,354     SWI
    169,200   Danske Bank A/S........       5,177,437     DEN
     19,400   Deutsche Bank AG.......       1,814,443     GER
    476,800   Dexia..................      10,733,078     BEL
    250,800   DNB NOR ASA............       2,583,969     NOR
     89,200   ForeningsSparbanken
                AB*..................       2,156,910     SWE
    105,300   Fortis*................       3,053,767     BEL
    575,000   HBOS PLC...............       8,656,069     BRI
    135,700   IKB Deutsche
                Industriebank
                AG*(d)...............       4,093,585     GER
    132,200   Laurentian Bank of
                Canada(d)............       3,526,471     CDA
  2,379,700   Lloyds TSB Group PLC...      19,601,460     BRI
      1,932   Mitsubishi Tokyo
                Financial Group,
                Inc. ................      25,358,351     JPN
     70,200   National Australia
                Bank, Ltd.*..........       1,769,316     AUS
    214,500   National Bank of
                Canada...............      11,106,026     CDA
  1,472,300   Nordea Bank AB.........      14,715,120     SWE
    327,700   SanPaolo IMI SpA(d)....       5,088,493     ITA
    504,000   Shinsei Bank, Ltd. ....       3,174,419     JPN
    153,700   Societe Generale.......      17,539,577     FRA
    761,631   Standard Chartered
                PLC..................      16,429,351     BRI
    490,100   Suncorp-Metway,
                Ltd. ................       7,366,618     AUS
    125,000   The Shizuoka Bank,
                Ltd. ................       1,287,218     JPN
  1,208,000   The Sumitomo Trust and
                Banking Company,
                Ltd. ................       9,938,971     JPN
    365,450   UBS AG.................      31,052,875     SWI
                                       --------------
                                          343,345,266
                                       --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 3.1%
    166,800   Grupo Televisa SA
                (ADR)................  $   11,961,228     MEX
    798,414   SES Global (FDR)*......      12,522,439     LUX
    883,200   Seven Network, Ltd. ...       5,893,373     AUS
    594,337   Vivendi Universal SA...      19,400,494     FRA
                                       --------------
                                           49,777,534
                                       --------------
              BUSINESS SERVICES AND SUPPLIES -- 0.6%
  2,162,700   Marubeni Corp. ........      10,059,070     JPN
                                       --------------
              CHEMICALS -- 1.3%
     45,100   Akzo Nobel NV..........       1,965,959     NET
     17,700   Ciba Specialty
                Chemicals AG.........       1,043,911     SWI
    264,800   Methanex Corp.(d)......       3,922,457     CDA
  2,205,600   Mitsubishi Chemical
                Corp.*...............       7,305,370     JPN
     26,100   Norsk Hydro ASA........       2,920,118     NOR
    533,500   Sumitomo Bakelite
                Company, Ltd. .......       3,656,298     JPN
                                       --------------
                                           20,814,113
                                       --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.2%
    184,400   Dassault Systemes
                SA*..................       9,529,709     FRA
     95,290   Integrated Lottery*....       1,486,525     GRC
    188,417   TomTom NV*.............       8,503,159     NET
                                       --------------
                                           19,519,393
                                       --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
  2,043,000   TPV Technology,
                Ltd. ................       1,461,665     HNG
                                       --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
    353,700   Barratt Developments
                PLC..................       4,713,233     BRI
    159,300   Compagnie de
                Saint-Gobain.........       9,163,021     FRA
    644,700   George Wimpey PLC......       4,866,882     BRI
    903,100   Hanson PLC.............       9,374,144     BRI
     43,500   Lafarge SA*............       3,826,931     FRA
     91,000   Maeda Road Construction
                Company, Ltd. .......         684,584     JPN
  2,189,400   Pilkington PLC.........       5,367,713     BRI
                                       --------------
                                           37,996,508
                                       --------------
              CONSUMER GOODS AND SERVICES -- 2.3%
        736   Japan Tobacco, Inc. ...      11,605,357     JPN
     94,069   LVMH Moet Hennessy
                Louis Vuitton SA.....       7,755,698     FRA
    353,947   Reckitt Benckiser
                PLC..................      10,781,518     BRI

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     20,591   Swatch Group AG --
                Class B..............  $    2,836,024     SWI
    139,934   Swatch Group AG*.......       3,956,266     SWI
                                       --------------
                                           36,934,863
                                       --------------
              DISTRIBUTION -- 0.5%
  1,164,000   Esprit Holdings,
                Ltd. ................       8,702,972     BER
                                       --------------
              DIVERSIFIED SERVICES -- 1.0%
    189,300   BASF AG................      14,219,388     GER
    251,000   Hutchison Whampoa,
                Ltd.*................       2,596,602     HNG
                                       --------------
                                           16,815,990
                                       --------------
              ELECTRONICS -- 4.5%
    733,010   AU Optronics Corp.
                (ADR)(d).............       9,499,810     TWN
  7,982,936   Chi Mei Optoelectroics
                Corp. ...............       8,816,339     TWN
    119,700   Fanuc, Ltd. ...........       9,679,757     JPN
    209,000   Hosiden Corp. .........       2,190,891     JPN
     35,100   Keyence Corp. .........       8,824,471     JPN
    128,700   LG Philips LCD Company,
                Ltd.*................       5,315,736     KOR
    474,000   Matsushita Electric
                Industrial Company,
                Ltd. ................       8,029,440     JPN
     33,400   Murata Manufacturing
                Company, Ltd. .......       1,862,421     JPN
    596,000   Nippon Electric Glass
                Company, Ltd. .......      10,736,609     JPN
      8,401   Samsung Electronics
                Company, Ltd. .......       4,733,865     KOR
    810,100   Toshiba Tec Corp. .....       3,575,230     JPN
                                       --------------
                                           73,264,569
                                       --------------
              ENGINEERING -- 0.4%
     93,071   SNC-Lavalin Group,
                Inc. ................       6,013,387     CDA
                                       --------------
              FINANCIAL SERVICES -- 3.7%
    497,100   Alliance & Leicester
                PLC..................       7,540,351     BRI
    800,900   Bradford & Bingley
                PLC..................       4,820,591     BRI
    226,900   Hitachi Capital
                Corp. ...............       4,767,059     JPN
    155,500   Irish Life & Permanent
                PLC..................       2,831,348     IRE
    315,800   Japan Securities
                Finance Company,
                Ltd. ................       3,327,139     JPN
    261,000   Namco Bandhai Holdings,
                Inc. ................       4,345,402     JPN
     96,700   Promise Company, Ltd...       7,163,909     JPN

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    225,700   Sampo Oyj -- Class A...  $    3,580,600     FIN
     38,300   Sanyo Shinpan Finance
                Company, Ltd. .......       3,110,694     JPN
    119,100   Sun Life Financial,
                Inc.(d)..............       4,472,013     CDA
    103,500   Takefuji Corp. ........       8,068,842     JPN
  1,522,000   Tokai Tokyo Securities
                Company, Ltd. .......       5,698,115     JPN
                                       --------------
                                           59,726,063
                                       --------------
              FOOD AND BEVERAGE -- 1.9%
    464,700   Asahi Breweries,
                Ltd. ................       5,882,434     JPN
     31,385   Nestle SA*.............       9,188,455     SWI
  1,537,300   Northern Foods PLC.....       4,141,801     BRI
    140,085   Royal Numico NV........       6,130,030     NET
    695,700   Tate & Lyle PLC........       5,573,991     BRI
                                       --------------
                                           30,916,711
                                       --------------
              INSURANCE -- 5.2%
     73,306   Allianz AG.............       9,897,470     GER
  1,052,600   Aviva PLC..............      11,557,185     BRI
    105,800   CNP Assurances.........       7,095,290     FRA
  1,939,300   Friends Provident
                PLC..................       6,396,405     BRI
    422,900   ING Groep NV...........      12,594,741     NET
  1,003,300   Milano Assicurazioni
                SpA..................       7,090,199     ITA
  3,634,200   Old Mutual PLC.........       8,893,878     BRI
    358,800   Pohjola Group PLC --
                Class D(d)...........       5,756,837     FIN
  5,458,900   Royal & Sun Alliance
                Insurance Group PLC..       9,339,556     BRI
     36,300   Zurich Financial
                Services AG*.........       6,182,959     SWI
                                       --------------
                                           84,804,520
                                       --------------
              LEISURE AND RECREATION -- 1.2%
  3,173,192   EMI Group PLC..........      13,572,425     BRI
    304,500   TUI AG(d)..............       6,484,870     GER
                                       --------------
                                           20,057,295
                                       --------------
              MACHINERY -- 2.1%
    452,000   Komatsui, Ltd. ........       6,155,673     JPN
    148,400   MAN AG.................       7,612,172     GER
    187,100   Mori Seiki Company,
                Ltd. ................       2,529,937     JPN
     15,900   Rieter Holding AG*.....       4,651,906     SWI
     82,500   Saurer AG*.............       5,576,262     SWI
    162,400   Stork NV...............       8,041,434     NET
                                       --------------
                                           34,567,384
                                       --------------

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING -- 0.7%
    704,000   Kurabo Industries,
                Ltd. ................  $    1,959,690     JPN
    725,000   Nippon Paint Company,
                Ltd. ................       2,720,666     JPN
     85,787   Siemens AG.............       6,608,909     GER
                                       --------------
                                           11,289,265
                                       --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.7%
    131,130   Essilor International
                SA CIE Generale
                D'Optique............      10,858,543     FRA
                                       --------------
              METALS AND MINING -- 3.7%
  1,257,100   BlueScope Steel,
                Ltd. ................       9,164,831     AUS
    117,600   Cameco Corp.(d)........       6,291,600     CDA
    143,800   Companhia Vale do Rio
                Doce (CVRD) (ADR)
                (Brazil).............       6,307,068     BRA
    331,500   Rautaruukki Oyj........       7,446,344     FIN
    193,286   Rio Tinto PLC..........       7,902,476     BRI
     78,100   Russel Metals, Inc. ...       1,259,006     CDA
     82,700   Salzgitter AG..........       4,093,004     GER
    308,300   Sims Group, Ltd.*......       4,490,593     AUS
    396,900   ThyssenKrupp AG(d).....       8,285,738     GER
    194,594   Xstrata PLC............       5,041,974     BRI
                                       --------------
                                           60,282,634
                                       --------------
              OIL, COAL AND GAS -- 12.2%
  3,636,500   China Shenhua Energy
                Company, Ltd. --
                Class H*.............       4,265,909     CHN
  2,182,200   Cosmo Oil Company,
                Ltd.(d)..............      11,822,172     JPN
    149,600   EnCana Corp. ..........       8,731,492     CDA
  1,131,813   Eni SpA................      33,612,259     ITA
    249,900   Fording Canadian Coal
                Trust................      10,655,951     CDA
    287,100   Husky Energy, Inc. ....      15,946,707     CDA
    121,000   OMV AG.................       7,185,392     AST
  2,114,000   Osaka Gas Company,
                Ltd. ................       7,393,041     JPN
    429,624   Petro-Canada...........      17,983,230     CDA
    287,000   Repsol YPF SA..........       9,299,338     SPA
    850,132   Royal Dutch Shell
                PLC -- Class B.......      29,359,483     BRI
    173,193   Sasol, Ltd.*...........       6,704,509     SOA
     94,210   SK Corp. ..............       5,462,103     KOR
    722,700   Snam Rete Gas SpA......       4,212,598     ITA

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
    184,500   Talisman Energy,
                Inc. ................  $    9,027,406     CDA
     61,400   Total SA -- Class B....      16,758,524     FRA
                                       --------------
                                          198,420,114
                                       --------------
              PAPER AND FOREST PRODUCTS -- 0.5%
    129,200   Billerud(d)............       1,649,543     SWE
    660,000   Hokuetsu Paper Mills,
                Ltd. ................       3,540,697     JPN
    301,800   Norbord, Inc. .........       3,180,258     CDA
                                       --------------
                                            8,370,498
                                       --------------
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT -- 3.6%
    196,769   AstraZeneca PLC........       9,145,062     BRI
    223,400   Eisai Company,
                Ltd.(d)..............       9,544,486     JPN
    173,800   GlaxoSmithKline PLC....       4,420,429     BRI
    138,432   Merck KGaA*............      11,651,206     GER
     85,058   Roche Holding AG.......      11,813,701     SWI
    476,000   Tanabe Seiyaku Company,
                Ltd. ................       4,809,479     JPN
    226,700   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(d).............       7,576,314     ISR
                                       --------------
                                           58,960,677
                                       --------------
              PRINTING AND PUBLISHING -- 0.1%
    126,000   Quebecor World,
                Inc.(d)..............       2,362,839     CDA
                                       --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.7%
    166,000   Mitsubishi Estate
                Company, Ltd. .......       2,278,259     JPN
     59,065   Unibail................       8,575,263     FRA
                                       --------------
                                           10,853,522
                                       --------------
              REGISTERED INVESTMENT COMPANIES -- 0.4%
  2,394,254   Macquarie Airports.....       5,988,815     AUS
                                       --------------
              RETAIL -- 1.6%
  3,079,480   Carphone Warehouse
                PLC..................      10,808,859     BRI
  1,912,500   Dixons Group PLC.......       5,076,768     BRI
    168,300   Hudson's Bay Company...       1,983,406     CDA
    590,900   JJB Sports PLC.........       1,763,973     BRI
  1,141,438   Kesa Electricals PLC...       5,138,867     BRI
     10,300   Valora Holding AG*.....       1,917,500     SWI
                                       --------------
                                           26,689,373
                                       --------------
              RETAIL: SUPERMARKETS -- 0.5%
    240,380   Seven & I Holdings
                Company, Ltd.*.......       7,961,846     JPN
                                       --------------

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              RUBBER PRODUCTS -- 0.2%
    150,000   Bridgestone Corp. .....  $    3,210,888     JPN
                                       --------------
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 6.0%
    711,808   Alcatel SA*............       9,478,790     FRA
  4,355,600   BT Group PLC...........      17,074,150     BRI
    159,600   Elcoteq Network
                Corp. -- Class
                A(d).................       3,562,009     FIN
  1,765,000   MobileOne, Ltd.*.......       2,065,365     SIN
      3,500   Nippon Telegraph and
                Telephone Corp. .....      17,204,017     JPN
      4,963   NTT DoCoMo, Inc. ......       8,831,272     JPN
    193,800   Research In Motion,
                Ltd.*................      13,255,920     CDA
     20,800   Swisscom AG(d).........       6,796,493     SWI
     96,700   TDC A/S................       5,201,562     DEN
  2,273,000   Telefonaktiebolaget LM
                Ericsson -- Class
                B....................       8,295,674     SWE
  2,146,786   Vodafone Group PLC.....       5,585,089     BRI
                                       --------------
                                           97,350,341
                                       --------------
              TOOLS -- 0.3%
    454,000   Hitachi Koki Company,
                Ltd. ................       5,591,015     JPN
                                       --------------
              TRANSPORTATION -- 1.3%
     26,537   Kuehne & Nagel
                International AG.....       6,559,684     SWI
  2,535,000   Neptune Orient Lines,
                Ltd. ................       4,614,403     SIN
  1,508,100   Orient Overseas
                International,
                Ltd. ................       5,637,866     BER
    243,000   Yamato Transport
                Company, Ltd. .......       3,994,345     JPN
                                       --------------
                                           20,806,298
                                       --------------
              UTILITIES -- 1.6%
     70,000   E.ON AG*...............       6,430,018     GER
    676,300   Kelda Group PLC........       8,379,826     BRI
    147,300   Suez SA(d).............       4,257,632     FRA
    548,800   United Utilities PLC...       6,340,226     BRI
                                       --------------
                                           25,407,702
                                       --------------
              UTILITIES: ELECTRIC -- 2.6%
     78,200   Chubu Electric Power
                Company, Inc.(d).....       1,908,157     JPN
    613,500   Endesa SA..............      16,420,451     SPA
  1,130,300   Energias de Portugal
                SA...................       3,151,606     POR

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

  SHARES                                   VALUE        COUNTRY
  ------                               --------------   -------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
    314,200   Hokkaido Electric Power
                Company, Inc. .......  $    6,684,223     JPN
    245,100   Shikoku Electric Power
                Company, Inc.(d).....       5,311,364     JPN
    239,900   Union Fenosa SA........       7,923,138     SPA
                                       --------------
                                           41,398,939
                                       --------------
              UTILITIES: GAS -- 0.3%
    954,800   Toho Gas Company,
                Ltd. ................       4,171,783     JPN
                                       --------------
              TOTAL COMMON STOCKS
                (Cost
                $1,329,587,193)......   1,593,600,958
                                       --------------
              WARRANTS -- 0.3%
    553,800   Citigroup-CW09 Bharti
                Televen
                (Cost $4,170,679)....       4,287,520     LUX
                                       --------------
              RIGHTS -- 0.0%
              AUTOMOTIVE EQUIPMENT
    390,900   TI Automotive, Ltd. --
                Class A*(m) (Cost
                $0)..................              --     BRI
                                       --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 5.7%
$91,690,998   Securities Lending
                Collateral Investment
                (Note 3)
                (Cost $91,690,998)...      91,690,998     USA
                                       --------------
              TOTAL SECURITIES
                (Cost
                $1,425,448,870)......   1,689,579,476
                                       --------------

 PRINCIPAL                                 VALUE        COUNTRY
 ---------                             --------------   -------
              REPURCHASE AGREEMENT -- 0.6%
$ 9,584,182   With Investors Bank and
                Trust, dated
                09/30/05, 3.32%, due
                10/03/05, repurchase
                proceeds at maturity
                $9,586,834
                (Collateralized by
                Small Business
                Administration,
                6.20%, due 11/25/28,
                with a value of
                $10,063,391)
                (Cost $9,584,182)....  $    9,584,182     USA
                                       --------------
              Total
                Investments -- 104.8%
                (Cost
                $1,435,033,052)......   1,699,163,658
              Liabilities less other
                assets -- (4.8)%.....     (78,335,497)
                                       --------------
              NET ASSETS -- 100.0%...  $1,620,828,161
                                       ==============

The aggregate cost of securities for federal income tax purposes at September 30, 2005 is $1,435,033,052.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $283,240,648
    Gross unrealized depreciation.........   (19,110,042)
                                            ------------
    Net unrealized appreciation...........  $264,130,606
                                            ============

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

                                                                PERCENT OF TOTAL
COUNTRY                                                       INVESTMENTS AT VALUE
-------                                                       --------------------
Australia (AUS).............................................           2.65%
Austria (AST)...............................................           0.42
Belgium (BEL)...............................................           0.81
Bermuda (BER)...............................................           0.93
Brazil (BRA)................................................           0.37
Canada (CDA)................................................           7.72
Cayman Islands (CAY)........................................           0.27
China (CHN).................................................           0.25
Denmark (DEN)...............................................           0.61
Finland (FIN)...............................................           1.20
France (FRA)................................................           8.88
Germany (GER)...............................................           6.63
Greece (GRC)................................................           0.09
Hong Kong (HNG).............................................           0.15
Ireland (IRE)...............................................           0.86
Israel (ISR)................................................           0.45
Italy (ITA).................................................           3.10
Japan (JPN).................................................          20.25
Luxembourg (LUX)............................................           0.99
Mexico (MEX)................................................           0.70
Norway (NOR)................................................           0.32
Portugal (POR)..............................................           0.30
Singapore (SIN).............................................           0.39
South Africa (SOA)..........................................           0.39
South Korea (KOR)...........................................           0.91
Spain (SPA).................................................           3.16
Sweden (SWE)................................................           1.58
Switzerland (SWI)...........................................           7.21
Taiwan (TWN)................................................           1.08
The Netherlands (NET).......................................           3.31
United Kingdom (BRI)........................................          18.06
United States (USA).........................................           5.96
                                                                     ------
TOTAL PERCENTAGE............................................         100.00%
                                                                     ======

                    See notes to portfolios of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

FOOTNOTES:
----------
*        Non-income producing security.
144A     Security is exempt from registration under Rule 144A of the
         Securities Act of 1933. It may be resold in a transaction
         exempt from registration, normally to qualified
         institutional buyers.
(a)      Variable rate security. The rate shown was in effect at
         September 30, 2005.
(b)      Quarterly reset provision. The rate shown was in effect at
         September 30, 2005.
(c)      Monthly reset provision. The rate shown was in effect at
         September 30, 2005.
(d)      All or part of this security is on loan.
(e)      Security is segregated as collateral for written options
         and/or short sales.
(f)      Security is segregated as initial margin for futures
         contracts.
(g)      Represents a zero coupon bond which will convert to an
         interest bearing security at a later date.
(h)      Bond is in default.
(i)      Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at
         September 30, 2005.
(j)      Floating rate security. The interest rate is subject to
         change semi-annually based on the London Interbank Offered
         Rate ("LIBOR"). The rate shown was in effect at September
         30, 2005.
(k)      PIK ("Payment-In-Kind") bond. These bonds pay interest in
         the form of additional bonds.
(l)      Security was in bankruptcy reorganization at the time of
         maturity. Recovery will be determined at the conclusion of the bankruptcy.
(m)      Fair valued at September 30, 2005.
(n)      Principal amount shown for this debt security is denominated in Australian Dollars.
(o)      Principal amount shown for this debt security is denominated in Canadian Dollars.
(p)      Principal amount shown for this debt security is denominated in Euros.
(q)      Principal amount shown for this debt security is denominated in Japanese Yen.
(r)      Principal amount shown for this debt security is denominated in Mexican Pesos.
(s)      Principal amount shown for this debt security is denominated in New Zealand Dollars.
(t)      Principal amount shown for this debt security is denominated in Swedish Krona.

ABBREVIATIONS:
--------------
ADR      American Depository Receipt.
FDR      Foreign Depository Receipt.
GDR      Global Depository Receipt.
TBA      To be assigned. Securities are purchased on a forward
         commitment basis with approximate principal amount
         (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are
         assigned.

---------------

- Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

- Footnotes and abbreviations may or may not appear in each portfolio of investments.

                    See notes to portfolios of investments.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                       NOTES TO PORTFOLIOS OF INVESTMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a Series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determine by the Board of Trustees.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar. As of September 30, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series and International Equity Series had outstanding foreign currency forward contracts as listed in Note 4.

     E. WRITTEN AND PURCHASED OPTIONS:

Each Series, with the exception the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When an option is purchased, the Series will pay a premium. Premiums paid for options are included as investments and are adjusted to their current market value daily. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Premiums paid for purchased options that expire unexercised will be treated as short-term capital losses. If an option which a Series has purchased expires on its stipulated expiration date, it realizes a loss in the amount of

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the cost of the option. If it enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Series exercises a put option, it realizes a gain or loss from the sale of the underlying security and proceeds from such a sale will be decreased by the premium originally paid. If a Series exercises a call option, the cost of the security which it purchases upon exercise will be increased by the premium originally paid.

Transactions in options written for the period ended September 30, 2005 were as follows:

                                        CORE BOND           TOTAL RETURN BOND           BALANCED
                                 -----------------------   --------------------   ---------------------
                                  NUMBER OF                NUMBER OF              NUMBER OF
                                  CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS   CONTRACTS    PREMIUMS
                                 -----------   ---------   ---------   --------   ----------   --------
Written call options
  outstanding at December 31,
  2004.........................           --   $      --       --      $     --           --   $     --
Call options written...........          508     258,747       65        22,035          224     82,542
Call options terminated in
  closing purchase
  transactions.................         (508)   (258,747)     (65)      (22,035)        (224)   (82,542)
Call options expired...........           --          --       --            --           --         --
                                 -----------   ---------      ---      --------   ----------   --------
Written call options
  outstanding at September 30,
  2005.........................           --   $      --       --      $     --           --   $     --
                                 ===========   =========      ===      ========   ==========   ========
Written put options outstanding
  at December 31, 2004.........           --   $      --       --      $     --           --   $     --
Put options written............   65,900,621     626,390       79        32,870    5,650,250    128,224
Put options terminated in
  closing purchase
  transactions.................  (65,900,621)   (626,390)     (48)      (13,931)  (5,650,175)   (82,146)
Put options expired............           --          --       --            --           --         --
                                 -----------   ---------      ---      --------   ----------   --------
Written put options outstanding
  at September 30, 2005........           --   $      --       31      $ 18,939           75   $ 46,078
                                 ===========   =========      ===      ========   ==========   ========

     F. FUTURES CONTRACTS:

Each Series, with the exception of the Money Market Series, may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of September 30, 2005:

                                                                                       VALUE AS OF      UNREALIZED
                       NUMBER OF                                       EXPIRATION     SEPTEMBER 30,    APPRECIATION
SERIES                 CONTRACTS             DESCRIPTION                  DATE            2005        (DEPRECIATION)
------                 ---------   --------------------------------   -------------   -------------   --------------
Core Bond............  85 Long     US Treasury Notes 10 Year Future   December 2005    $ 9,343,359      $  (32,064)
                       166 Long    US Long Bond Future                December 2005     18,991,438         (57,428)
                       413 Short   Euro-Bobl Future                   December 2005     47,082,000         475,555
                       789 Short   US Treasury Notes 5 Year Future    December 2005     84,312,047         971,383
                                                                                                        ----------
                                                                                                        $1,357,446
                                                                                                        ==========

Total Return Bond....  10 Long     90 Day Euro Future                 December 2005    $ 2,390,375      $  (10,725)
                       10 Long     90 Day Euro Future                 March 2006         2,386,250          (3,900)
                       2 Short     US Treasury Notes 2 Year Future    December 2005        411,781           1,021
                       61 Short    US Treasury Notes 5 Year Future    December 2005      6,518,422          67,359
                       57 Short    US Treasury Notes 10 Year Future   December 2005      6,265,547          84,309
                                                                                                        ----------
                                                                                                        $  138,064
                                                                                                        ==========

Balanced.............  27 Long     90 Day Euro Future                 December 2005    $ 6,454,013      $  (28,973)
                       34 Long     90 Day Euro Future                 March 2006         8,113,250         (12,708)
                       24 Long     S&P 500 Future                     December 2005      1,481,100          19,365
                       6 Short     US Treasury Notes 2 Year Future    December 2005      1,235,344           3,064
                       134 Short   US Treasury Notes 5 Year Future    December 2005     14,319,156         152,565
                       146 Short   US Treasury Notes 10 Year Future   December 2005     16,048,594         216,301
                                                                                                        ----------
                                                                                                        $  349,614
                                                                                                        ==========

Growth & Income......  28 Long     S&P 500 Future                     December 2005    $ 1,727,950      $  (10,209)
                                                                                                        ==========

Special Equity.......  13 Long     Russell 2000 Future                December 2005    $41,368,650      $   20,335
                                                                                                        ==========

The Core Bond Series and the Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. The Total Return Bond Series has segregated $150,000 of cash, the Balanced Series has segregated $300,000 of cash and the Growth & Income Series has segregated $560,000 of cash as collateral for their respective open futures contracts.

     G. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the period ended September 30, 2005, the Core Bond Series and the Balanced Series had short sales.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

3. SECURITIES LENDING

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities. The reported compensation includes interest income on short term investments purchased with cash collateral received. At September 30, 2005, each Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
SERIES                                                        MARKET VALUE      RECEIVED
------                                                        ------------   ---------------
High Quality Bond...........................................  $ 35,297,881    $ 36,081,000
Intermediate Government Bond................................    56,405,915      57,763,624
Core Bond...................................................   306,751,661     314,777,979
Balanced....................................................    25,146,225      25,985,591
Value & Income..............................................   280,682,515     296,093,239
Growth & Income.............................................   109,658,021     113,406,276
Equity Growth...............................................   199,795,738     206,070,291
Mid-Cap Value...............................................    88,280,021      91,320,926
Mid-Cap Growth..............................................    57,487,800      59,540,474
Small-Cap Value.............................................    41,734,227      42,928,997
Special Equity..............................................   237,067,600     245,463,448
Small-Cap Growth............................................    31,590,953      33,136,957
Aggressive Equity...........................................    58,410,233      60,319,890
International Equity........................................    86,829,173      91,690,998

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)
3. SECURITIES LENDING (CONTINUED)

Each Series has invested the cash collateral received from securities loaned in the following short-term securities:

                                               HIGH       INTERMEDIATE
                                              QUALITY      GOVERNMENT                                   VALUE &        GROWTH &
                                               BOND           BOND        CORE BOND      BALANCED        INCOME         INCOME
                                            -----------   ------------   ------------   -----------   ------------   ------------
Abbey National PLC, Time Deposit, 3.77%,
 10/26/05.................................  $ 1,049,798   $ 1,680,667    $  9,158,651   $   756,066   $  8,615,007   $  3,299,623
American Beacon Money Market Fund.........      629,879     1,008,400       5,495,191       453,640      5,169,005      1,979,774
Bank of America Corp., Floating Rate Note,
 3.81%(1), 06/07/06.......................    1,465,152     2,345,625      12,782,288     1,055,205     12,023,551      4,605,124
Bank of America Corp., Floating Rate Note,
 3.81%(1), 08/10/06.......................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,623
Bank Of Montreal, Time Deposit, 3.79%,
 11/01/05.................................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,623
Bank Of Nova Scotia, Time Deposit, 3.66%,
 10/11/05.................................      524,899       840,333       4,579,325       378,033      4,307,504      1,649,811
Bank Of Nova Scotia, Time Deposit, 3.75%,
 11/01/05.................................    1,574,697     2,521,000      13,737,976     1,134,099     12,922,511      4,949,434
Barclays PLC, Time Deposit, 3.62%,
 10/03/05.................................      629,879     1,008,400       5,495,191       453,640      5,169,004      1,979,774
Barclays PLC, Time Deposit, 3.70%,
 10/14/05.................................      419,919       672,267       3,663,460       302,427      3,446,003      1,319,849
Barclays PLC, Floating Rate CD, 3.70%(1),
 01/17/06.................................      209,960       336,133       1,831,730       151,213      1,723,002        659,925
Barclays Global Investors Money Market
 Fund -- Institutional Shares.............    1,574,697     2,521,000      13,737,976     1,134,099     12,922,511      4,949,434
BNP Paribas, Time Deposit, 3.75%,
 10/28/05.................................      839,838     1,344,533       7,326,921       604,853      6,892,006      2,639,698
Canadian Imperial Bank of Commerce,
 Floating Rate CD, 3.98%(1), 11/04/05.....      568,517       910,164       4,959,862       409,447      4,665,452      1,786,908
Citigroup, Inc., Time Deposit, 3.63%,
 10/31/05.................................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Credit Suisse First Boston Corp., Floating
 Rate Note, 4.02%(1), 03/10/06............      104,980       168,067         915,865        75,607        861,501        329,962
Deutsche Bank, Time Deposit, 3.75%,
 10/17/05.................................      524,899       840,333       4,579,325       378,033      4,307,504      1,649,811
Federal Home Loan Bank, U.S. Government
 Agency Discount Note, 3.66%(2),
 10/14/05.................................      702,455     1,124,590       6,128,359       505,909      5,764,589      2,207,887
Fortis Bank, Time Deposit, 3.77%,
 10/05/05.................................      839,838     1,344,533       7,326,921       604,853      6,892,006      2,639,698
Fortis Bank, Time Deposit, 3.81%,
 10/07/05.................................      419,919       672,267       3,663,460       302,427      3,446,003      1,319,849
Fortis Bank, Time Deposit, 3.72%,
 10/18/05.................................      629,879     1,008,400       5,495,191       453,640      5,169,004      1,979,774
Freddie Mac, US Government Agency Discount
 Note, 3.67%(2), 10/18/05.................      822,571     1,316,889       7,176,278       592,417      6,750,305      2,585,425
Goldman Sachs Financial Square Prime
 Obligations Fund -- Institutional
 Shares...................................      188,908       302,431       1,648,073       136,052      1,550,246        593,758
Goldman Sachs Group, Inc., Promissory
 Note, 3.94%(1), 10/27/05.................      944,818     1,512,600       8,242,786       680,459      7,753,507      2,969,660
Goldman Sachs Group, Inc., Promissory
 Note, 3.94%(1), 12/28/05.................      503,903       806,720       4,396,152       362,912      4,135,204      1,583,819
HBOS Halifax Bank of Scotland, Time
 Deposit, 3.75%, 11/01/05.................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Lloyds TSB Bank, Time Deposit, 3.76%,
 10/28/05.................................      209,960       336,133       1,831,730       151,213      1,723,002        659,925
Merrill Lynch & Company, Inc., Repurchase
 Agreement, dated 09/30/05, 3.93%, due
 10/03/05(a)(b)(c)........................    2,015,395     3,226,533      17,582,717     1,451,491     16,539,033      6,334,593
Merrimac Cash Fund -- Premium Class.......      188,964       302,520       1,648,557       136,092      1,550,701        593,932
Rabobank Nederland, Floating Rate CD,
 3.94%(1), 05/31/06.......................      524,899       840,333       4,579,325       378,033      4,307,504      1,649,811
Royal Bank of Canada, Time Deposit, 3.78%,
 10/06/05.................................      743,959     1,191,036       6,490,448       535,800      6,105,185      2,338,339
Royal Bank of Canada, Time Deposit, 3.87%,
 12/19/05.................................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Royal Bank of Scotland, Time Deposit,
 3.75%, 10/31/05..........................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Skandinaviska Enskilda Banken AB (SEB),
 Time Deposit, 3.77%, 10/26/05............    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Societe Generale, Time Deposit, 3.78%,
 10/03/05.................................      524,899       840,333       4,579,325       378,033      4,307,504      1,649,811
Societe Generale, Time Deposit, 3.80%,
 10/04/05.................................    1,574,697     2,521,000      13,737,976     1,134,099     12,922,511      4,949,434
Svenska Handlesbanken, Time Deposit,
 3.88%, 10/03/05..........................    1,061,529     1,699,448       9,260,997       764,515      8,711,278      3,336,495
The Bank of the West, Time Deposit, 3.76%,
 10/28/05.................................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
The Bear Stearns Companies, Inc., Master
 Note, 4.07%(1), 12/06/05.................      419,919       672,267       3,663,460       302,426      3,446,003      1,319,849
The Bear Stearns Companies, Inc., Master
 Note, 4.07%(1), 03/07/06.................      209,960       336,133       1,831,730       151,213      1,723,002        659,925
Toronto Dominion Bank, Time Deposit,
 3.68%, 10/04/05..........................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
UBS AG, Time Deposit, 3.75%, 10/31/05.....    1,259,758     2,016,800      10,990,381       907,279     10,338,009      3,959,547
Wachovia Bank NA, Time Deposit, 3.76%,
 10/25/05.................................      839,838     1,344,533       7,326,921       604,853      6,892,006      2,639,698
Wells Fargo Bank, Time Deposit, 3.75%,
 10/07/05.................................    1,049,798     1,680,667       9,158,651       756,066      8,615,007      3,299,622
Wells Fargo Bank, Time Deposit, 3.77%,
 10/19/05.................................      839,838     1,344,533       7,326,921       604,853      6,892,006      2,639,698
                                            -----------   -----------    ------------   -----------   ------------   ------------
                                            $36,081,000   $57,763,624    $314,777,979   $25,985,591   $296,093,239   $113,406,276
                                            ===========   ===========    ============   ===========   ============   ============
Information pertaining to the investment
of the cash collateral is shown on each
Series' Portfolio of Investments.
(1) Variable rate security. The rate shown
   was in effect at September 30, 2005.
(2) Represents yield to maturity at time
 of purchase.
(a) Repurchase proceeds at maturity.......  $ 2,016,055   $ 3,227,590    $ 17,588,475   $ 1,451,966   $ 16,544,450   $  6,336,668
                                            ===========   ===========    ============   ===========   ============   ============
(b) Collateralized by various Federal Home
   Loan Banks, 3.00% -- 6.75%, due
   01/30/07 -- 11/15/24, with a total
   value of...............................  $ 2,055,068   $ 3,290,048    $ 17,928,837   $ 1,480,064   $ 16,864,608   $  6,459,291
                                            ===========   ===========    ============   ===========   ============   ============
(c) Collateralized by various Freddie
   Macs, zero coupon, due
   3/15/15 -- 07/15/32, with a total value
   of.....................................  $       637   $     1,020    $      5,561   $       459   $      5,231   $      2,003
                                            ===========   ===========    ============   ===========   ============   ============

             EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    INTERNATIONAL
             GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH        EQUITY         EQUITY
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -------------
          $  5,995,737   $ 2,657,036   $ 1,732,365   $ 1,249,044   $  7,141,904   $   964,139   $ 1,755,043    $ 2,667,804
             3,597,442     1,594,222     1,039,419       749,427      4,285,142       578,484     1,053,026      1,600,682
             8,367,961     3,708,298     2,417,779     1,743,231      9,967,611     1,345,603     2,449,429      3,723,325
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
             2,997,868     1,328,518       866,183       624,522      3,570,952       482,070       877,521      1,333,902
             8,993,605     3,985,554     2,598,548     1,873,567     10,712,856     1,446,209     2,632,564      4,001,705
             3,597,442     1,594,222     1,039,419       749,427      4,285,142       578,484     1,053,026      1,600,682
             2,398,295     1,062,814       692,946       499,618      2,856,761       385,656       702,017      1,067,121
             1,199,147       531,407       346,473       249,809      1,428,381       192,828       351,008        533,561
             8,993,605     3,985,554     2,598,548     1,873,567     10,712,856     1,446,209     2,632,564      4,001,705
             4,796,589     2,125,629     1,385,892       999,236      5,713,523       771,312     1,404,034      2,134,243
             3,246,987     1,438,916       938,161       676,419      3,867,693       522,129       950,442      1,444,747
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
               599,574       265,704       173,237       124,904        714,190        96,414       175,504        266,780
             2,997,868     1,328,518       866,183       624,522      3,570,952       482,070       877,521      1,333,902
             4,011,947     1,777,912     1,159,183       835,777      4,778,886       645,138     1,174,358      1,785,116
             4,796,589     2,125,629     1,385,892       999,236      5,713,523       771,312     1,404,034      2,134,243
             2,398,295     1,062,815       692,946       499,618      2,856,761       385,656       702,017      1,067,121
             3,597,442     1,594,222     1,039,419       749,427      4,285,142       578,484     1,053,026      1,600,682
             4,697,970     2,081,926     1,357,398       978,691      5,596,052       755,453     1,375,167      2,090,362
             1,078,915       478,126       311,734       224,762      1,285,165       173,494       315,815        480,063
             5,396,163     2,391,333     1,559,129     1,124,140      6,427,713       867,725     1,579,538      2,401,023
             2,877,953     1,275,377       831,536       599,541      3,428,114       462,787       842,420      1,280,546
             5,995,737     2,657,036     1,732,365     1,249,045      7,141,904       964,139     1,755,043      2,667,804
             1,199,147       531,407       346,473       249,809      1,428,381       192,828       351,009        533,561
            11,510,575     5,100,960     3,325,783     2,397,907     13,710,979     1,850,948     3,369,319      5,121,631
             1,079,232       478,267       311,826       224,828      1,285,542       173,545       315,908        480,205
             2,997,868     1,328,518       866,183       624,522      3,570,952       482,070       877,521      1,333,902
             4,248,990     1,882,958     1,227,673       885,159      5,061,242       683,255     1,243,744      1,890,589
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
             5,995,737     2,657,036     1,732,365     1,249,044      7,141,904       964,139     1,755,043      2,667,804
             2,997,868     1,328,518       866,183       624,522      3,570,952       482,070       877,521      1,333,902
             8,993,605     3,985,554     2,598,548     1,873,567     10,712,856     1,446,209     2,632,564      4,001,705
             6,062,738     2,686,728     1,751,724     1,263,002      7,221,713       974,913     1,774,655      2,697,616
             5,995,737     2,657,036     1,732,365     1,249,045      7,141,904       964,139     1,755,043      2,667,804
             2,398,295     1,062,815       692,946       499,618      2,856,761       385,656       702,017      1,067,121
             1,199,147       531,407       346,473       249,809      1,428,381       192,828       351,009        533,561
             5,995,737     2,657,036     1,732,365     1,249,045      7,141,904       964,139     1,755,043      2,667,804
             7,194,884     3,188,444     2,078,838     1,498,853      8,570,284     1,156,967     2,106,051      3,201,364
             4,796,589     2,125,629     1,385,892       999,236      5,713,523       771,311     1,404,034      2,134,243
             5,995,737     2,657,036     1,732,365     1,249,045      7,141,904       964,139     1,755,043      2,667,804
             4,796,589     2,125,629     1,385,892       999,236      5,713,523       771,311     1,404,034      2,134,243
          ------------   -----------   -----------   -----------   ------------   -----------   -----------    -----------
          $206,070,291   $91,320,926   $59,540,474   $42,928,997   $245,463,448   $33,136,957   $60,319,890    $91,690,998
          ============   ===========   ===========   ===========   ============   ===========   ===========    ===========
          $ 11,514,345   $ 5,102,631   $ 3,326,872   $ 2,398,692   $ 13,715,469   $ 1,851,554   $ 3,370,422    $ 5,123,308
          ============   ===========   ===========   ===========   ============   ===========   ===========    ===========
            11,737,163
          $              $ 5,201,374   $ 3,391,252   $ 2,445,110   $ 13,980,882   $ 1,887,384   $ 3,435,645    $ 5,222,451
          ============   ===========   ===========   ===========   ============   ===========   ===========    ===========
                 3,640
          $              $     1,613   $     1,052   $       758   $      4,336   $       585   $     1,066    $     1,620
          ============   ===========   ===========   ===========   ============   ===========   ===========    ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. FOREIGN CURRENCY FORWARD CONTRACTS

At September 30, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                              NET UNREALIZED
                                  FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE AS OF       APPRECIATION/
                                 CURRENCY         FOR          DATE      SEPTEMBER 30, 2005   (DEPRECIATION)
                                -----------   -----------   ----------   ------------------   --------------
CORE BOND
PURCHASE CONTRACTS:
Euro..........................    1,612,634   $ 1,983,967    10/20/05       $ 1,945,754          $(38,213)
New Mexico Peso...............    3,459,245       320,657    10/26/05           319,657            (1,000)
New Mexico Peso...............   24,386,083     2,235,430    10/26/05         2,253,438            18,008
New Mexico Peso...............    4,576,469       425,105    10/26/05           422,896            (2,209)
New Zealand Dollar............       60,807        42,031    10/27/05            42,079                48
New Zealand Dollar............      177,027       124,973    10/27/05           122,504            (2,469)
New Zealand Dollar............    5,270,810     3,545,674    10/27/05         3,647,427           101,753
                                                                                                 --------
TOTAL.........................                                                                   $ 75,918
                                                                                                 ========
SALE CONTRACTS:
Euro..........................   13,050,213   $15,811,469    10/20/05       $15,745,979          $ 65,490
New Mexico Peso...............  110,038,606    10,200,093    10/26/05        10,168,306            31,787
New Zealand Dollar............   16,867,397    11,520,432    10/27/05        11,672,324          (151,892)
                                                                                                 --------
TOTAL.........................                                                                   $(54,615)
                                                                                                 ========
TOTAL RETURN BOND
PURCHASE CONTRACTS:
Canadian Dollar...............      153,287   $   125,955    11/08/05       $   132,207          $  6,252
Euro..........................      793,908       980,000    11/08/05           958,789           (21,211)
Euro..........................      770,000       943,327    11/08/05           929,916           (13,411)
                                                                                                 --------
TOTAL.........................                                                                   $(28,370)
                                                                                                 ========
SALE CONTRACTS:
Australian Dollar.............      323,539   $   243,949    11/08/05       $   246,658          $ (2,709)
Canadian Dollar...............      320,464       263,539    11/08/05           276,394           (12,855)
Euro..........................    1,564,933     1,892,004    11/08/05         1,889,943             2,061
                                                                                                 --------
TOTAL.........................                                                                   $(13,503)
                                                                                                 ========
BALANCED
PURCHASE CONTRACTS:
Euro..........................    4,565,000   $ 5,592,582    11/08/05       $ 5,495,726          $(96,856)
                                                                                                 ========
SALE CONTRACTS:
Australian Dollar.............      940,286   $   708,975    11/08/05       $   715,864          $ (6,889)
Canadian Dollar...............      910,497       748,764    11/08/05           783,996           (35,232)
Euro..........................    4,567,485     5,522,957    11/08/05         5,498,717            24,240
                                                                                                 --------
TOTAL.........................                                                                   $(17,881)
                                                                                                 ========
HIGH YIELD BOND
SALE CONTRACTS:
Euro..........................      479,181   $   576,330    10/31/05       $   576,646          $   (316)
                                                                                                 ========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                              NET UNREALIZED
                                  FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE AS OF       APPRECIATION/
                                 CURRENCY         FOR          DATE      SEPTEMBER 30, 2005   (DEPRECIATION)
                                -----------   -----------   ----------   ------------------   --------------
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Great British Pound...........      315,382   $   556,902    10/03/05       $   556,271          $   (631)
Hong Kong Dollar..............    9,135,342     1,177,402    10/03/05         1,177,637               235
Hong Kong Dollar..............    4,090,879       527,365    10/04/05           527,355               (10)
Japanese Yen..................   91,111,765       804,497    10/03/05           802,605            (1,892)
Japanese Yen..................   99,621,557       879,412    10/03/05           877,568            (1,844)
Japanese Yen..................  122,088,521     1,079,684    10/04/05         1,075,481            (4,203)
Japanese Yen..................   32,698,047       288,678    10/05/05           288,068              (610)
South African Rand............    2,802,896       439,670    10/03/05           440,534               864
South African Rand............    4,849,753       751,317    10/04/05           762,240            10,923
                                                                                                 --------
TOTAL.........................                                                                   $  2,832
                                                                                                 ========
SALE CONTRACTS:
Australian Dollar.............      234,907   $   178,764    10/06/05       $   179,132          $   (368)
Canadian Dollar...............      730,217       627,711    10/03/05           628,143              (432)
Canadian Dollar...............       11,308         9,645    10/03/05             9,728               (83)
Euro..........................      856,294     1,030,687    10/04/05         1,029,137             1,550
Euro..........................      404,794       486,788    10/05/05           486,525               263
Euro..........................      112,829       124,056    12/29/05           136,208           (12,152)
Great British Pound...........      204,935       360,996    10/04/05           361,465              (469)
Swiss Franc...................    4,133,093     3,195,105    10/03/05         3,192,687             2,418
                                                                                                 --------
TOTAL.........................                                                                   $ (9,273)
                                                                                                 ========

DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

Nov/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Diversified Investors Portfolios (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Principal Financial Officer and President & Chief Executive Officer have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' Principal Financial Officer and President & Chief Executive Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2005, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3.  EXHIBITS.

The certifications of the Principal Financial Officer and President & Chief Executive Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DIVERSIFIED INVESTORS PORTFOLIOS

By: /s/ Joseph Carusone
    -----------------------
    Joseph Carusone
    Principal Financial Officer

Date:  November 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Joseph Carusone
    -----------------------
    Joseph Carusone
    Principal Financial Officer

Date:  November 23, 2005


By: /s/ Mark Mullin
    -----------------------
    Mark Mullin
    President & Chief Executive Officer

Date:  November 23, 2005